UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

3333 Warrenville Road Suite #350

Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

3333 Warrenville Road Suite #350

Lisle, IL 60532
(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855)-267-3837

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Amplify AI Powered Equity ETF
AIEQ (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify AI Powered Equity ETF (the “Fund”) for the period of  October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify AI Powered Equity ETF	$85	0.75%
WHAT FACTORS INFLUENCED PERFORMANCE
• During the Period the Fund changed from an actively managed strategy to an index tracking strategy. The exposure and holdings in the Fund change on a monthly basis based on the proprietary EquBot methodology. Over the period the Fund produced positive returns that lagged the S&P 500 Index as the selection methodology struggled to keep pace with the Information Technology driven returns of the S&P 500 Index.
• Information Technology and Financials were the top contributing sectors to performance while Materials was the only detractor to performance for the Period.
• During the Period, Energy was held with the largest overweight relative to its benchmark while Utilities were held with the largest underweight.
• During the Period, Coherent Corp and Cloudflare Inc were the top contributors to performance while Arcadium Lithium Plc and Advanced Micro Devices Inc were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify AI Powered Equity ETF	PAGE 1	TSR-AR-032108565

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/17/2017)
Amplify AI Powered Equity ETF NAV	27.00	8.39	8.22
S&P 500 TR	36.35	15.98	14.33
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$106,040,331
Number of Holdings	119
Net Advisory Fee	$796,876
Portfolio Turnover	1,159%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Alphabet, Inc. - Class A	5.8%
Philip Morris International, Inc.	5.4%
Progressive Corp.	5.3%
Adobe Systems, Inc.	4.5%
Coinbase Global, Inc. - Class A	3.3%
Monolithic Power Systems, Inc.	2.5%
NVIDIA Corp.	2.3%
Western Digital Corporation	2.3%
Citizens Financial Group, Inc.	2.2%
Howmet Aerospace, Inc.	2.1%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the AI Powered Equity ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).
CHANGES IN ACCOUNTANTS
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify AI Powered Equity ETF	PAGE 2	TSR-AR-032108565

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify AI Powered Equity ETF	PAGE 3	TSR-AR-032108565

Amplify Alternative Harvest ETF
MJ (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Alternative Harvest ETF (the “Fund”) for the period of  October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Alternative Harvest ETF	$39	0.39%
WHAT FACTORS INFLUENCED PERFORMANCE
• Health Care was the top contributing sector to performance over the Period while Information Technology was the biggest detractor to performance.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• The Fund is focused on providing exposure to companies in the cannabis industry. Regulatory uncertainty around the Federal legalization of cannabis has dampened investor interest and hurt performance of cannabis related companies.
• During the Period, Innovative Industrial Properties and Turning Point Brands were the top contributors to performance while 22nd Century Group and Charlottes Web Holdings were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Alternative Harvest ETF	PAGE 1	TSR-AR-032108631

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/03/2015)
Amplify Alternative Harvest ETF NAV	0.40	-27.41	-16.06
S&P 500 TR	36.35	15.98	14.46
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$229,261,437
Number of Holdings	27
Net Advisory Fee	$938,545
Portfolio Turnover	45%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Amplify U.S. Alternative Harvest ETF	48.5%
First American Government Obligations Fund	14.2%
Innovative Industrial Properties, Inc.	8.1%
Tilray Brands, Inc.	7.4%
SNDL, Inc.	5.9%
Cronos Group, Inc.	4.8%
Canopy Growth Corp.	4.2%
Aurora Cannabis, Inc.	3.4%
Chicago Atlantic Real Estate Finance, Inc.	2.6%
AFC Gamma, Inc.	1.8%
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $750 to $500.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the ETFMG Alternative Harvest ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).
CHANGES IN ACCOUNTANTS
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Alternative Harvest ETF	PAGE 2	TSR-AR-032108631

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Alternative Harvest ETF	PAGE 3	TSR-AR-032108631

Amplify BlackSwan Growth & Treasury Core ETF
SWAN (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify BlackSwan Growth & Treasury Core ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlackSwan Growth & Treasury Core ETF	$52	0.49%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is primarily allocated to US Treasury holdings and achieves its equity exposure through long-dated call options. In a rising equity market the Fund tends to appreciate, but underperform the equity benchmark. This was the case over the Period. In a falling equity market, the equity exposure through long-dated call options can limit the losses relative to the equity benchmark.
• The long-dated call options returned 272.35% for the period while the Treasuries returned 11.81%. The performance numbers reflect their total return during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/05/2018)
Amplify BlackSwan Growth & Treasury Core ETF NAV	30.57	4.79	6.52
S&P 500 TR	36.35	15.98	15.37
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Amplify BlackSwan Growth & Treasury Core ETF	PAGE 1	TSR-AR-032108888

KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$290,916,071
Number of Holdings	13
Net Advisory Fee	$821,274
Portfolio Turnover	61%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
SPDR S&P 500 ETF	11.4%
United States Treasury Note/Bond	8.2%
United States Treasury Note/Bond	8.2%
United States Treasury Note/Bond	8.2%
United States Treasury Note/Bond	8.2%
United States Treasury Note/Bond	8.1%
United States Treasury Note/Bond	8.1%
United States Treasury Note/Bond	8.1%
United States Treasury Note/Bond	8.1%
United States Treasury Note/Bond	8.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify BlackSwan Growth & Treasury Core ETF	PAGE 2	TSR-AR-032108888

Amplify BlackSwan ISWN ETF
ISWN (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify BlackSwan ISWN ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlackSwan ISWN ETF	$50	0.49%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is primarily allocated to US Treasury holdings and achieves its equity exposure through long-dated call options during the Period. In a rising equity market the Fund tends to appreciate, but underperform the equity benchmark. This was the case over the Period. In a falling equity market, the equity exposure through long-dated call options can limit the losses relative to the equity benchmark.
• The long-dated call options returned 183.75% for the period while the Treasuries returned 11.83%. The performance numbers reflect their total return during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify BlackSwan ISWN ETF	PAGE 1	TSR-AR-032108821

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/25/2021)
Amplify BlackSwan ISWN ETF NAV	20.25	-3.16
MSCI EAFE Net (USD)	24.77	6.21
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$37,986,421
Number of Holdings	13
Net Advisory Fee	$172,823
Portfolio Turnover	32%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
iShares MSCI EAFE ETF	9.3%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify BlackSwan ISWN ETF	PAGE 2	TSR-AR-032108821

Amplify BlackSwan Tech & Treasury ETF
QSWN (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify BlackSwan Tech & Treasury ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlackSwan Tech & Treasury ETF	$51	0.49%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is primarily allocated to US Treasury holdings and achieves its equity exposure through long-dated call options. In a rising equity market, the Fund tends to appreciate but underperform the equity benchmark. This was the case over the Period. In a falling equity market, the equity exposure through long-dated call options can limit the losses relative to the equity benchmark.
• The long-dated call options returned 204.20% for the period while the Treasuries returned 11.83%. The performance numbers reflect their total return during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify BlackSwan Tech & Treasury ETF	PAGE 1	TSR-AR-032108755

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/08/2021)
Amplify BlackSwan Tech & Treasury ETF NAV	27.43	-1.74
NASDAQ 100 Total Return Index	37.48	8.36
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$2,762,409
Number of Holdings	13
Net Advisory Fee	$11,452
Portfolio Turnover	39%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Invesco QQQ Trust Series 1	9.9%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.3%
United States Treasury Note/Bond	8.3%
United States Treasury Note/Bond	8.3%
United States Treasury Note/Bond	8.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify BlackSwan Tech & Treasury ETF	PAGE 2	TSR-AR-032108755

Amplify BlueStar Israel Technology ETF
ITEQ (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify BlueStar Israel Technology ETF (the “Fund”) for the period of  October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlueStar Israel Technology ETF	$81	0.75%
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund has significant exposure to Israeli listed companies in the Technology sector. Israeli listed and domiciled companies experienced volatility over the Period as the Hamas attack created uncertainty, leading to some of the underperformance against the S&P 500 Index.
• Information Technology was the top contributing sector to the Fund’s performance while Consumer Discretionary was the biggest detractor to the performance for the Period.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Financials was held with the largest underweight.
• During the Period, Cyberark Software Ltd and Monday.com Ltd were the top contributors to performance while Solaredge Technologies Inc and Inmode Ltd were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify BlueStar Israel Technology ETF	PAGE 1	TSR-AR-032108599

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/02/2015)
Amplify BlueStar Israel Technology ETF NAV	16.18	3.87	7.81
S&P 500 TR	36.35	15.98	14.01
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$88,658,504
Number of Holdings	55
Net Advisory Fee	$629,051
Portfolio Turnover	21%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Check Point Software Technologies, Ltd.	8.8%
Monday.com Ltd.	8.4%
CyberArk Software, Ltd.	8.4%
Amdocs, Ltd.	7.3%
Nice Ltd.	7.2%
Wix.com, Ltd.	6.5%
SentinelOne, Inc. - Class A	4.6%
Elbit Systems Ltd.	4.4%
Tower Semiconductor Ltd.	3.6%
Nova Ltd.	3.5%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $750 to $500.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the BlueStar Israel Technology ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).
CHANGES IN ACCOUNTANTS
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.
Amplify BlueStar Israel Technology ETF	PAGE 2	TSR-AR-032108599

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify BlueStar Israel Technology ETF	PAGE 3	TSR-AR-032108599

Amplify Cash Flow Dividend Leaders ETF
COWS (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Cash Flow Dividend Leaders ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Cash Flow Dividend Leaders ETF	$0	0.00%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• During the Period, the Information Technology sector was the best performing sector in the S&P 500. Many companies in that sector don’t pay dividends and therefore aren’t eligible to be included in the Fund. This underweight was the primary detractor of Fund returns relative to the S&P 500 Index.
• Consumer Discretionary and information technology were the top contributing sectors to performance while Energy was the only detractor to performance to performance for the Period.
• During the Period, Energy was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Williams-Sonoma Inc and Academy Sports & Outdoors Inc were the top contributors to performance while PBF Energy Inc and Concentrix Corp were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Cash Flow Dividend Leaders ETF	PAGE 1	TSR-AR-032108698

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/12/2023)
Amplify Cash Flow Dividend Leaders ETF NAV	22.93	19.83
S&P 500 TR	36.35	29.47
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$18,112,113
Number of Holdings	54
Net Advisory Fee	$0
Portfolio Turnover	140%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Vistra Corp.	3.5%
Williams-Sonoma, Inc.	2.7%
CF Industries Holdings, Inc.	2.6%
Owens Corning	2.6%
Brunswick Corp./DE	2.6%
Comcast Corp. - Class A	2.5%
eBay, Inc.	2.5%
Timken Co.	2.5%
Fidelity National Financial, Inc.	2.5%
Schlumberger NV	2.5%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective August 13, 2024, Amplify Investments LLC, the investment adviser to the Fund, has agreed to extend the fee waiver currently in effect such that it will waive the management fees for the Fund for assets under management up to $100 million until at least September 11, 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Cash Flow Dividend Leaders ETF	PAGE 2	TSR-AR-032108698

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Cash Flow Dividend Leaders ETF	PAGE 3	TSR-AR-032108698

Amplify Cash Flow High Income ETF
HCOW (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Cash Flow High Income ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Cash Flow High Income ETF	$65	0.65%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• The Consumer Discretionary and Information Technology sectors were the top contributing sectors to performance, while the Energy sector was the biggest detractor to the Fund’s performance through the COWS ETF exposure during the Period.
• As of the end of the Period, through the COWS ETF exposure, the Fund’s portfolio maintains an overweight to the Energy sector and an underweight to the Utilities sector, relative to the broad-market benchmark.
• During the Period, top contributors to the Fund’s overall performance through the COWS ETF exposure during the Period, William-Sonoma Inc and Academy Sports & Outdoors, while PBF Energy Inc and Concentrix Corp were the top detractors to performance.
• The Call Income Strategy provides exposure to sold call options contracts on the S&P 500. When the S&P 500 Index appreciates above the strike price as of the expiration date of the written option, the Fund as the writer (seller) of the call option will have to pay the difference between the value of the S&P 500 Index and the strike price through a reduction in the Fund’s investment in the COWS ETF.
• The S&P 500 exhibited strong performance over the period and, as a result, the Call Income Strategy detracted from performance. In addition, while the allocation to Information Technology provided a positive contribution to performance, the lower weight in the Fund relative to the S&P 500 detracted from overall returns as well.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Cash Flow High Income ETF	PAGE 1	TSR-AR-032108680

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/19/2023)
Amplify Cash Flow High Income ETF NAV	13.47	12.11
S&P 500 TR	36.35	30.56
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,551,855
Number of Holdings	3
Net Advisory Fee	$17,110
Portfolio Turnover	0%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Amplify Cash Flow Dividend Leaders ETF	98.3%
Invesco Government & Agency Portfolio	0.2%
RCXTAMU1 SWAP	-0.4%
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Cash Flow High Income ETF	PAGE 2	TSR-AR-032108680

Amplify CWP Enhanced Dividend Income ETF
DIVO (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify CWP Enhanced Dividend Income ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify CWP Enhanced Dividend Income ETF	$56	0.54%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• The Financials and Information Technology sectors were the top contributing sectors to performance, and the Energy sector detracted from performance over the Period.
• During the Period, Consumer Staples was held with the largest overweight relative to S&P 500 Index while Information Technology was held with the largest underweight. The Information Technology sector was the best performing sector in the S&P 500. Many companies in that sector don’t pay dividends and therefore aren’t eligible to be included in the Fund.
• The Fund sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited, this was also a contributor to the underperformance over the Period.
• Goldman Sachs Group Inc and Caterpillar Inc were the top contributors to performance while Schlumberger Ltd and Chevron Corp were the top detractors for the Period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/13/2016)
Amplify CWP Enhanced Dividend Income ETF NAV	24.57	12.30	12.38
S&P 500 TR	36.35	15.98	14.66
Amplify CWP Enhanced Dividend Income ETF	PAGE 1	TSR-AR-032108409

Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$3,612,985,677
Number of Holdings	34
Net Advisory Fee	$15,710,456
Portfolio Turnover	73%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Caterpillar, Inc.	5.6%
UnitedHealth Group, Inc.	5.6%
Home Depot, Inc.	5.4%
Apple, Inc.	5.2%
Visa, Inc. - Class A	5.1%
Microsoft Corp.	5.0%
Amplify Samsung SOFR ETF	4.9%
Procter & Gamble Co.	4.9%
Goldman Sachs Group, Inc.	4.9%
Amgen, Inc.	4.8%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify CWP Enhanced Dividend Income ETF	PAGE 2	TSR-AR-032108409

Amplify CWP Growth & Income ETF
QDVO (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify CWP Growth & Income ETF (the “Fund”) for the period of  August 21, 2024, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify CWP Growth & Income ETF	$6	0.55%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from August 21, 2024 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• Communication Discretionary and Communication Services were the top contributing sectors to performance while Consumer Staples and Financials were the biggest detractors to performance for the Period.
• During the Period, Communication Services was held with the largest overweight relative to the S&P 500 Growth Index, a broad-based market index, while Financials was held with the largest underweight.
• The Fund sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited, which was the primary driver of underperformance over the Period.
• During the Period Ubiquiti Inc and Palantir Technologies were the top contributors to performance while Cencora Inc and Celsius Holdings were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify CWP Growth & Income ETF	PAGE 1	TSR-AR-032108524

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/21/2024)
Amplify CWP Growth & Income ETF NAV	2.15
S&P 500 TR	2.67
S&P 500 Growth TR	1.90
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$10,154,951
Number of Holdings	62
Net Advisory Fee	$3,727
Portfolio Turnover	27%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
NVIDIA Corp.	10.1%
Apple, Inc.	9.5%
Microsoft Corp.	9.1%
Amazon.com, Inc.	5.7%
Meta Platforms, Inc. - Class A	5.2%
Alphabet, Inc. - Class A	5.2%
Broadcom, Inc.	3.2%
Tesla, Inc.	3.1%
Netflix, Inc.	2.5%
UnitedHealth Group, Inc.	2.1%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify CWP Growth & Income ETF	PAGE 2	TSR-AR-032108524

Amplify CWP International Enhanced Dividend Income ETF
IDVO (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify CWP International Enhanced Dividend Income ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify CWP International Enhanced Dividend Income ETF	$67	0.65%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• The Financials and Information Technology sectors were the top contributing sectors to performance, while the Utilities sector was the smallest contributor to performance over the Period.
• During the Period, Energy had the largest overweight relative to the MSCI ACWI ex USA Index while Industrials was held with the largest underweight.
• During the Period, Embraer SA ADR and Banco Bilbao Vizcaya ADR were the top contributors to performance while Miniso Group Holding Ltd and LI Auto Inc were the top detractors to performance.
• The Fund sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited, this was also a contributor to the underperformance over the Period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify CWP International Enhanced Dividend Income ETF	PAGE 1	TSR-AR-032108722

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Amplify CWP International Enhanced Dividend Income ETF NAV	21.88	17.42
MSCI AC WORLD INDEX ex USA Net (USD)	25.35	17.81
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$139,135,215
Number of Holdings	65
Net Advisory Fee	$612,341
Portfolio Turnover	104%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
First American Government Obligations Fund	9.2%
SAP SE	4.3%
Cameco Corp.	3.7%
RELX PLC	3.5%
Alibaba Group Holding Ltd.	3.5%
ICICI Bank Ltd.	3.3%
Canadian Natural Resources Ltd.	3.1%
Philip Morris International, Inc.	3.0%
Teva Pharmaceutical Industries Ltd.	2.9%
Novartis AG	2.9%
Geographic Breakdown (%)
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective:
Effective November 28, 2023, The Fund may invest in securities with maturities of less than one year, cash or cash equivalents, or in the securities of one or more ETFs designed to provide exposure to short-term interest or financing rates, including the Amplify Samsung SOFR ETF (the “SOF ETF”), which is advised by Amplify Investments LLC, the Fund’s investment adviser. The Fund expects, under normal market circumstances, that the Fund’s investment securities with maturities of less than one year, cash or cash equivalents and the SOF ETF will vary due to several factors, including
Amplify CWP International Enhanced Dividend Income ETF	PAGE 2	TSR-AR-032108722

market conditions. During periods of high cash inflows or outflows or if market conditions are not favorable, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objectives. For more information on eligible short-term investments, see the SAI.
Changes to Fund’s Portfolio Management Team:
Effective May 14, 2024, Seymour Asset Management and Timothy J. Seymour were added as sub-advisers to the fund.
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective November 28, 2023, pursuant to an agreement with the Fund, Amplify Investments has agreed to waive its management fee with respect to acquired fund fees incurred by the Fund with respect to the Fund’s investment, if any, in the SOF ETF in an amount equal to any acquired fund fees incurred by the Fund with respect to its investment in the SOF ETF. Amplify Investments has agreed to waive and reimburse such expenses. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustee’s on behalf of the Fund.”
Fund Name Change:
Effective May 14, 2024, Amplify International Enhanced Dividend Income ETF changed its name to Amplify CWP International Enhanced Dividend Income ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify CWP International Enhanced Dividend Income ETF	PAGE 3	TSR-AR-032108722

Amplify Cybersecurity ETF
HACK (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Cybersecurity ETF (the “Fund”) for the period of  October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Cybersecurity ETF	$70	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
• The primary driver of returns in the Fund and the S&P 500 were companies in the Information Technology sector. The Fund focuses on those companies in the cybersecurity market, while the S&P 500 returns came from large technology companies in the hardware and software industries. The cybersecurity related companies in the Fund returned slightly less than the broad based S&P 500.
• The Fund had exposure to two sectors—Information Technology and Industrials, which both positively contributed to performance over the Period.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Financials was held with the largest underweight.
• During the Period, Broadcom Inc and Crowdstrike Holdings Inc were the top contributors to performance while Fastly Inc and Qualys Inc were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Cybersecurity ETF	PAGE 1	TSR-AR-032108664

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/11/2014)
Amplify Cybersecurity ETF NAV	32.78	13.42	11.18
S&P 500 TR	36.35	15.98	13.13
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,746,406,738
Number of Holdings	26
Net Advisory Fee	$10,072,319
Portfolio Turnover	71%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Broadcom, Inc.	10.5%
Cisco Systems, Inc.	7.4%
Palo Alto Networks, Inc.	5.8%
Fortinet, Inc.	4.6%
General Dynamics Corp.	4.6%
Northrop Grumman Corp.	4.6%
Crowdstrike Holdings, Inc. - Class A	4.6%
Leidos Holdings, Inc.	4.1%
Booz Allen Hamilton Holding Corp.	4.0%
Cloudflare, Inc. - Class A	3.9%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $750 to $500.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the ETFMG Prime Cyber Security ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).
CHANGES IN ACCOUNTANTS
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company,
Amplify Cybersecurity ETF	PAGE 2	TSR-AR-032108664

Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Cybersecurity ETF	PAGE 3	TSR-AR-032108664

Amplify Etho Climate Leadership U.S. ETF
ETHO (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Etho Climate Leadership U.S. ETF (the “Fund”) for the period of  October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Etho Climate Leadership U.S. ETF	$50	0.45%
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund invests in a broad range of companies, excluding those involved in fossil fuel, tobacco, weapons, and gambling. The holdings are equal weighted and, relative to the S&P 500 Index, was the primary detractor of performance. For the Period, the top weighted names in the S&P 500 were the primary driver of the performance.
• Financials and Information Technology were the top contributing sectors to performance while Utilities was the smallest yet still a positive contributor to performance over the Period.
• During the Period, Financials was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Nvidia Corp and Williams Sonoma Inc were the top contributors to performance while Chegg Inc and Plug Power Inc were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Etho Climate Leadership U.S. ETF	PAGE 1	TSR-AR-032108557

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/18/2015)
Amplify Etho Climate Leadership U.S. ETF NAV	21.33	9.76	11.43
S&P 500 TR	36.35	15.98	14.19
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$188,779,403
Number of Holdings	290
Net Advisory Fee	$802,599
Portfolio Turnover	78%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
First American Government Obligations Fund	2.5%
Alnylam Pharmaceuticals, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Sunnova Energy International, Inc.	0.5%
TPI Composites, Inc.	0.5%
United Therapeutics Corp.	0.5%
Protagonist Therapeutics, Inc.	0.5%
Veracyte, Inc.	0.5%
Agios Pharmaceuticals, Inc.	0.5%
Hamilton Lane, Inc. - Class A	0.5%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the Etho Climate Leadership U.S. ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).
CHANGES IN ACCOUNTANTS
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Etho Climate Leadership U.S. ETF	PAGE 2	TSR-AR-032108557

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Etho Climate Leadership U.S. ETF	PAGE 3	TSR-AR-032108557

Amplify Global Cloud Technology ETF
IVES (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Global Cloud Technology ETF (the “Fund”) for the period of  October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Global Cloud Technology ETF	$80	0.68%
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund had a concentration in the Information Technology sector, specifically those companies involved in cloud technology activity. These companies performed well as more companies and consumers continue to adopt cloud services for backup, storage and computing needs. These companies lead the Fund to slightly outperform the broad-based S&P 500 Index.
• Information Technology was the top contributing sector to performance while Consumer Discretionary was the biggest detractor to performance for the Period.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Financials was held with the largest underweight.
• During the Period, Super Micro Computer Inc and Microstrategy Inc were the top contributors to performance while Confluent Inc and Megaport Ltd were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Global Cloud Technology ETF	PAGE 1	TSR-AR-032108573

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/08/2016)
Amplify Global Cloud Technology ETF NAV	36.72	6.24	8.44
S&P 500 TR	36.35	15.98	15.33
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$26,480,723
Number of Holdings	65
Net Advisory Fee	$177,920
Portfolio Turnover	36%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Elastic NV	4.5%
Nice, Ltd.	4.5%
Open Text Corp.	4.4%
NS Solutions Corp.	4.4%
NEXTDC Ltd.	4.4%
SCSK Corp.	4.2%
First American Government Obligations Fund	3.9%
GDS Holdings Ltd.	3.8%
MicroStrategy, Inc. - Class A	3.7%
IONOS Group SE	3.6%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $750 to $500.
Other Material Fund Changes:
Effective May 1, 2024, the index provider, Prime Indexes, has announced a change in the name of the index to “Prime Global Cloud Technology Index NTR.”
The Fund commenced operations following the completion of the reorganization of the Wedbush ETFMG Global Cloud Technology ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).
Amplify Global Cloud Technology ETF	PAGE 2	TSR-AR-032108573

CHANGES IN ACCOUNTANTS
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Global Cloud Technology ETF	PAGE 3	TSR-AR-032108573

Amplify High Income ETF
YYY (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify High Income ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify High Income ETF	$53	0.50%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• The asset class exposure in the Fund, through the underlying closed end funds, covers a wide variety of categories, including Equity, Fixed Income and Alternatives, primarily focused on generating current income. The Fund return was below that of the S&P 500 as income generating closed-end funds, many of which have been negatively impacted by higher interest rates, did not perform as well.
• The allocation to equity funds was the top contributor to the Fund’s performance while the allocation to alternative funds was the smallest contributor.
• During the Period, its top exposures were in hybrid/balanced funds and loan participation while its bottom exposure was in MLP funds.
• During the Period, CBRE Global Real Estate Income Fund and Mainstay CBRE Global Infrastructure Megatrends Term Fund were the top contributors to the fund’s performance while Clearbridge MLP & Midstream Fund and Advent Convertible & Income Fund were the lowest.
• During the Period Western Asset Divers was held with the highest average weight while Advent Convertible & Income Fund was held with the lowest average weight.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify High Income ETF	PAGE 1	TSR-AR-032108847

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Amplify High Income ETF NAV	25.52	3.58	3.87
S&P 500 TR	36.35	15.98	13.38
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$528,992,629
Number of Holdings	62
Net Advisory Fee	$2,027,663
Portfolio Turnover	110%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
CBRE Global Real Estate Income Fund	4.0%
NYLI CBRE Global Infrastructure Megatrends Term Fund	3.4%
Western Asset Diversified Income Fund	3.3%
Aberdeen Asia-Pacific Income Fund, Inc.	3.2%
Nuveen Credit Strategies Income Fund	3.2%
Nuveen Floating Rate Income Fund/Closed-end Fund	3.1%
abrdn Healthcare Investors	3.1%
BlackRock ESG Capital Allocation Term Trust	3.0%
BlackRock Capital Allocation Term Trust	3.0%
BlackRock Health Sciences Term Trust	2.9%
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Changes to the Fund’s Principal Investment Strategy:
Effective July 19, 2024 the following changes in The Fund are in effect: 1. The Index is designed to measure the returns and income of the top 60 U.S.-listed Closed-End Funds. 2.The initial universe of securities that comprise the Index are selected from all closed-end funds whose shares are listed and trade on one of the following U.S. securities exchanges: the Nasdaq Stock Market®, the New York Stock Exchange, NYSE American, or the CBOE Exchange. 3. Eligible constituents are considered for inclusion based on its respective “Tier” classification and selection process, with funds qualifying as either a “Tier 1 Fund” or “Tier 2 Fund”. Up to the top 60 Tier 1 Funds are selected, however, if less than 60 Tier 1 Funds are selected, the remaining constituents of the Index are comprised of Tier 2 Funds. ● Tier 1 Funds are those with: (i) net assets of at least $500 million; (ii) six-month average daily traded value of at least $1 million; (iii) fund yield greater than or equal to 1.2x the median fund yield of dividend-paying closed-end funds; (iv) trading price differential to NAV (i.e., a premium or discount to NAV) that is not in the top 25th percentile of the closed-end fund universe; and (v) expense ratio that is less than or equal to 6%. ● Tier 2 Funds are those with: (i) net assets of at least $250 million; (ii) six-month average daily traded value of at least $800,000; (iii) fund yield greater than or equal to the median fund yield of dividend-paying closed-end funds; (iv) trading price differential to NAV (i.e., a premium or discount to NAV) that is not in the top 10th percentile of the closed-end fund universe; and (v) expense ratio that is less than or equal to 6%. A combined rank score for each eligible Index constituent is then calculated based on the following criteria: fund yield
Amplify High Income ETF	PAGE 2	TSR-AR-032108847

(descending); fund trading premium/discount (ascending); and fund average daily traded value (descending). Each fund is then assigned an overall rank based on its combined rank score.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify High Income ETF	PAGE 3	TSR-AR-032108847

Amplify Junior Silver Miners ETF
SILJ (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Junior Silver Miners ETF (the “Fund”) for the period of  October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Junior Silver Miners ETF	$87	0.69%
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is concentrated in companies that are mining and producing silver, and the price of silver is one of the primary drivers of returns for these companies. Silver and other precious metals have performed very well over the Period helping drive the returns of the Fund above those of the broad-based S&P 500 Index.
• Materials was only sector and had a positive impact to performance over the Period.
• During the Period, Materials was overweight relative to the S&P 500 Index, a broad-based market index, while no other sectors were held.
• During the Period, Harmony Gold MNG Co and Coeur Mining Inc were the top contributors to performance while SSR Mining Inc and Ivanhoe Electric Inc were the top detractors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Amplify Junior Silver Miners ETF NAV	52.30	7.07	3.37
S&P 500 TR	36.35	15.98	13.38
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Amplify Junior Silver Miners ETF	PAGE 1	TSR-AR-032108649

KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,044,021,122
Number of Holdings	53
Net Advisory Fee	$5,387,542
Portfolio Turnover	56%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Pan American Silver Corp.	8.4%
Coeur Mining, Inc.	7.9%
Harmony Gold Mining Co. Ltd.	7.7%
Hecla Mining Co.	5.1%
Aya Gold & Silver, Inc.	4.6%
Wheaton Precious Metals Corp.	4.6%
Seabridge Gold, Inc.	4.5%
Artemis Gold, Inc.	4.4%
MAG Silver Corp.	3.8%
Skeena Resources Ltd.	3.4%

Top Ten Countries	(%)
Canada	62.6%
United States	20.8%
South Africa	7.7%
Peru	4.5%
Mexico	2.1%
Australia	1.4%
Sweden	1.4%
Poland	1.1%
United Kingdom	1.0%
Cash & Other	-2.6%
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $750 to $500.
Other Material Fund Changes:
Effective May 2, 2024, Nasdaq, Inc. has announced a change in the name of the index to “Nasdaq Junior Silver Miners™ Index.”
The Fund commenced operations following the completion of the reorganization of the ETFMG Prime Junior Silver Miners ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).
CHANGES IN ACCOUNTANTS
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Junior Silver Miners ETF	PAGE 2	TSR-AR-032108649

Amplify Lithium & Battery Technology ETF
BATT (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Lithium & Battery Technology ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Lithium & Battery Technology ETF	$55	0.59%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is a thematic strategy concentrated in lithium battery related companies as well as some electric vehicle manufacturers. As consumer interest in electric vehicles has waned recently, the performance of the companies in the theme has struggled.
• Information Technology was the top contributing sector to performance while Consumer Discretionary was the biggest detractor to performance for the Period.
• During the Period, Materials was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Contemporary Amperex Technology Co and TDK Corp were the top contributors to performance while Nikola Corp and Solaredge Technologies Inc were the top detractors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Lithium & Battery Technology ETF	PAGE 1	TSR-AR-032108805

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/04/2018)
Amplify Lithium & Battery Technology ETF NAV	-11.61	0.87	-8.74
S&P 500 TR	36.35	15.98	14.35
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$78,567,733
Number of Holdings	89
Net Advisory Fee	$482,998
Portfolio Turnover	69%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
First American Government Obligations Fund	23.7%
Contemporary Amperex Technology Co. Ltd. - Class A	8.3%
BHP Group Ltd.	6.8%
Tesla, Inc.	5.7%
BYD Co. Ltd. - Class H	5.7%
NAURA Technology Group Co. Ltd. - Class A	2.6%
TDK Corp.	2.4%
Samsung SDI Co. Ltd.	1.9%
Li Auto, Inc.	1.8%
South32 Ltd.	1.7%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Lithium & Battery Technology ETF	PAGE 2	TSR-AR-032108805

Amplify Mobile Payments ETF
IPAY (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Mobile Payments ETF (the “Fund”) for the period of  October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Mobile Payments ETF	$88	0.75%
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is concentrated in companies involved in digital payment and processing activity. As more consumers transact digitally as opposed to with cash or check, these companies stand to benefit. These companies are concentrated in the Financial sector. This sector was not a top performing sector in the S&P 500 over the period but the companies in the Fund performed well and Fund performance was only slightly below the broad market index.
• The Fund had exposure to two sectors—Financials, which was the top contributing sector to performance, and Information Technology, which was the smallest yet still a positive contributor to performance over the Period.
• During the Period, Financials was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, American Express Co and Adyen NV were the top contributors to performance while Worldline SA and Remitly Global were the top detractors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Mobile Payments ETF	PAGE 1	TSR-AR-032108656

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/15/2015)
Amplify Mobile Payments ETF NAV	33.55	2.38	8.51
S&P 500 TR	36.35	15.98	13.58
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$298,326,053
Number of Holdings	38
Net Advisory Fee	$2,415,700
Portfolio Turnover	47%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
PayPal Holdings, Inc.	6.5%
American Express Co.	6.1%
Fiserv, Inc.	6.1%
Mastercard, Inc. - Class A	6.0%
Visa, Inc. - Class A	5.8%
Toast, Inc. - Class A	4.9%
Adyen NV	4.7%
Corpay, Inc.	4.6%
Fidelity National Information Services, Inc.	4.5%
Discover Financial Services	4.5%

Top Ten Countries	(%)
United States	83.5%
Netherlands	4.7%
United Kingdom	3.5%
Italy	2.2%
Brazil	2.1%
Japan	1.4%
Australia	1.2%
France	0.8%
Puerto Rico	0.7%
Cash & Other	-0.1%
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the ETFMG Prime Mobile Payments ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).
CHANGES IN ACCOUNTANTS
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Mobile Payments ETF	PAGE 2	TSR-AR-032108656

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Mobile Payments ETF	PAGE 3	TSR-AR-032108656

Amplify Natural Resources Dividend Income ETF
NDIV (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Natural Resources Dividend Income ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Natural Resources Dividend Income ETF	$58	0.59%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• Energy was the top contributing sector to the Fund’s performance while Utilities was the biggest detractor to performance over the Period.
• During the Period, the broad market indexes delivered stronger performance due to the exposure to better performing sectors. Pursuant to the investment objective of the Fund, the Fund is concentrated in the Energy and Materials sectors which did not perform as well as those that drove the performance in the broader market.
• During the Period, TC Energy Corp and Kinder Morgan Inc were the top contributors to performance while Sasol Ltd and Nutrien LTD were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/23/2022)
Amplify Natural Resources Dividend Income ETF NAV	14.23	12.16
MSCI ACWI Net Total Return Index (USD)	31.76	17.03
MSCI AC WORLD INDEX ex USA Net (USD)	25.35	14.63
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Amplify Natural Resources Dividend Income ETF	PAGE 1	TSR-AR-032108730

KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$14,293,520
Number of Holdings	45
Net Advisory Fee	$65,578
Portfolio Turnover	106%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Petroleo Brasileiro SA	5.0%
First American Government Obligations Fund	4.2%
MPLX LP	3.8%
Enbridge, Inc.	3.7%
Western Midstream Partners LP	3.7%
TC Energy Corp.	3.6%
Energy Transfer LP	3.6%
Gerdau SA	3.5%
Enterprise Products Partners LP	3.2%
Plains All American Pipeline LP	3.0%

Geographic Breakdown	(%)
United States	66.5%
Canada	17.3%
Brazil	8.5%
United Kingdom	3.7%
Italy	2.3%
Norway	2.0%
France	1.8%
Israel	1.7%
Cash & Other	-3.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Natural Resources Dividend Income ETF	PAGE 2	TSR-AR-032108730

Amplify Online Retail ETF
IBUY (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Online Retail ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Online Retail ETF	$74	0.65%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is concentrated in companies that generate a significant portion of their revenue through online retail transactions with significant exposure to the Consumer Discretionary sector. While this sector wasn’t the top performing sector in the S&P 500 over the period, the allocation to these companies within the sector helped drive returns above the broad market S&P 500 index.
• The Consumer Discretionary was the top contributing sector to performance over the Period while Information Technology was the biggest detractor due to the underweight relative to the S&P 500.
• During the Period, Consumer Discretionary was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Carvana Co and Hims & Hers Health Inc were the top contributors to performance while Bigcommerce Holdings Inc and Vivid Seats Inc were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Online Retail ETF	PAGE 1	TSR-AR-032108102

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/19/2016)
Amplify Online Retail ETF NAV	37.85	5.68	11.28
S&P 500 TR	36.35	15.98	14.71
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$159,024,007
Number of Holdings	79
Net Advisory Fee	$1,036,858
Portfolio Turnover	38%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Carvana Co.	4.2%
Chewy, Inc. - Class A	4.1%
First American Government Obligations Fund	3.8%
Hims & Hers Health, Inc.	3.1%
Figs, Inc. - Class A	2.9%
Liquidity Services, Inc.	2.8%
eBay, Inc.	2.7%
Affirm Holdings, Inc.	2.7%
Revolve Group, Inc.	2.7%
Booking Holdings, Inc.	2.6%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Online Retail ETF	PAGE 2	TSR-AR-032108102

Amplify Samsung SOFR ETF
SOFR (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Samsung SOFR ETF (the “Fund”) for the period of  November 14, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Samsung SOFR ETF	$18	0.20%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 14, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund seeks to achieve its returns by primarily investing in short-term repurchase agreements, called repos.
• Repos in the Fund are collateralized by high quality U.S. Treasury securities.
• The average rate of the SOFR Index over a one-year period until September 30, 2024 was an all-time high, above 5%. There is no guarantee that the index will continue to perform at this level.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Samsung SOFR ETF	PAGE 1	TSR-AR-032108672

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/14/2023)
Amplify Samsung SOFR ETF NAV	4.73
Bloomberg U.S. Aggregate Bond Index	9.78
ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index	4.85
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$242,459,766
Number of Holdings	5
Net Advisory Fee	$265,843
Portfolio Turnover	0%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
SOF REPO 10/02/24 4.98%	28.9%
SOF REPO 10/01/24 5.00%	25.7%
SOF REPO 10/01/24 5.00%	24.7%
SOF REPO 10/07/24 5.00%	20.6%
Invesco Government & Agency Portfolio	0.0%
*	Percentages are stated as a percent of net assets.
Fund Name Change:
Effective September 26, 2024, the Fund’s ticker symbol changed from “SOF” to “SOFR”.
Other Material Fund Changes:
Effective April 22, 2024, the Fund reduced the size of Creation Units from 50,000 Shares to 10,000 Shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Samsung SOFR ETF	PAGE 2	TSR-AR-032108672

Amplify Seymour Cannabis ETF
CNBS (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Seymour Cannabis ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Seymour Cannabis ETF	$76	0.75%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• Real Estate and the Financials sectors were the top contributing sector to performance while Health Care was the biggest detractor to performance for the Period.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index while Information Technology was held with the largest underweight.
• The Fund is focused on providing exposure to companies in the cannabis industry. Regulatory uncertainty around the Federal legalization of cannabis has dampened investor interest and hurt performance of cannabis related companies.
• During the Period, Innovative Industrial Properties Inc and Truelieve Cannabis Corp were the top contributors to performance while Curaleaf Holdings Inc and Tilray Brands Inc were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Seymour Cannabis ETF	PAGE 1	TSR-AR-032108854

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/22/2019)
Amplify Seymour Cannabis ETF NAV	-7.35	-24.05	-27.87
S&P 500 TR	36.35	15.98	15.37
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$27,977,961
Number of Holdings	32
Net Advisory Fee	$18,834
Portfolio Turnover	2%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
First American Government Obligations Fund	8.8%
Innovative Industrial Properties, Inc.	8.6%
Curaleaf Holdings, Inc.	7.4%
Tilray Brands, Inc.	7.1%
Invesco Government & Agency Portfolio	6.7%
TerrAscend Corp.	4.8%
Cronos Group, Inc.	4.0%
GrowGeneration Corp.	3.7%
WM Technology, Inc.	3.7%
Silver Spike Investment Corp.	3.1%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Seymour Cannabis ETF	PAGE 2	TSR-AR-032108854

Amplify Thematic All-Stars ETF
MVPS (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Thematic All-Stars ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Thematic All-Stars ETF	$53	0.49%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund invests in stocks exposed to a variety of themes. Some of these themes and companies performed well over the period while others lagged. The Fund had significant exposure to the Information Technology sector but the companies and themes within the holdings did not perform as well as the benchmark.
• Information Technology and Financials were the top contributing sectors to performance while Materials was the only detractor to performance over the Period.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Health Care was held with the largest underweight.
• During the Period, Nvidia Corp and Coinbase Global Inc were the top contributors to performance while Solaredge Technologies Inc and Rivian Automative Inc were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Thematic All-Stars ETF	PAGE 1	TSR-AR-032108797

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/20/2021)
Amplify Thematic All-Stars ETF NAV	25.48	-3.77
S&P 500 TR	36.35	11.11
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$2,215,361
Number of Holdings	100
Net Advisory Fee	$11,807
Portfolio Turnover	75%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Tesla, Inc.	6.0%
NVIDIA Corp.	5.0%
Alphabet, Inc. - Class A	4.4%
Meta Platforms, Inc. - Class A	3.8%
Microsoft Corp.	3.6%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	3.5%
Palo Alto Networks, Inc.	3.2%
Advanced Micro Devices, Inc.	3.1%
Crowdstrike Holdings, Inc. - Class A	2.7%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $1,500 to $750.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Thematic All-Stars ETF	PAGE 2	TSR-AR-032108797

Amplify Transformational Data Sharing ETF
BLOK (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Transformational Data Sharing ETF (the “Fund”) for the period of  November 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Transformational Data Sharing ETF	$91	0.70%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from November 1, 2023 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• Information Technology and Financial sectors were the top contributing sectors to performance while Consumer Staples was the smallest yet still a positive contributor for the Period.
• The Fund is a thematic strategy focused on companies involved in the development and utilization of blockchain technologies. These companies performed well as cryptocurrencies, which are built on blockchain technology, helped drive the performance higher.
• During the Period, Financials was held with the largest overweight relative to the S&P 500, a broad-based market index, while Health Care was held with the largest underweight.
• During the Period, Microstrategy Inc and Core Scientific Inc were the top contributors to performance while Bitdeer Technologies Group and Beyond Inc were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/16/2018)
Amplify Transformational Data Sharing ETF NAV	90.42	20.26	13.11
MSCI ACWI Net Total Return Index (USD)	31.76	12.19	9.12
S&P 500 TR	36.35	15.98	13.43
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Amplify Transformational Data Sharing ETF	PAGE 1	TSR-AR-032108607

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$685,397,277
Number of Holdings	55
Net Advisory Fee	$4,756,406
Portfolio Turnover	41%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
First American Government Obligations Fund	13.0%
Core Scientific, Inc.	5.7%
Galaxy Digital Holdings Ltd.	4.7%
MicroStrategy, Inc. - Class A	4.3%
PayPal Holdings, Inc.	3.8%
Robinhood Markets, Inc. - Class A	3.4%
Block, Inc.	3.3%
NU Holdings Ltd./Cayman Islands - Class A	3.3%
International Business Machines Corp.	3.2%
CompoSecure, Inc. - Class A	3.1%
Industry Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Transformational Data Sharing ETF	PAGE 2	TSR-AR-032108607

Amplify Travel Tech ETF
AWAY (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Travel Tech ETF (the “Fund”) for the period of  October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Travel Tech ETF	$83	0.75%
WHAT FACTORS INFLUENCED PERFORMANCE
• Consumer Discretionary and Industrials were the top contributing sectors to performance while Consumer Services was the smallest contributor.
• The Information Technology sector was the primary driver of returns in the S&P 500. The Fund is focused on providing exposure to travel technology, primarily concentrated in the Consumer Discretionary sector, which provided positive returns but underperformed the S&P 500, which was driven by returns from the Information Technology sector.
• During the Period, Consumer Discretionary was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, MakeMyTrip Ltd and Despegar.com were the top contributors to performance while Mondee Holdings Inc and Tuniu Corp were the lowest.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Travel Tech ETF	PAGE 1	TSR-AR-032108540

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/12/2020)
Amplify Travel Tech ETF NAV	21.59	-4.14
S&P 500 TR	36.35	14.01
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$65,553,050
Number of Holdings	30
Net Advisory Fee	$653,021
Portfolio Turnover	33%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
SiteMinder Ltd.	4.8%
Tongcheng Travel Holdings Ltd.	4.7%
Sabre Corp.	4.6%
Booking Holdings, Inc.	4.5%
Trip.com Group Ltd.	4.5%
TravelSky Technology Ltd. - Class H	4.5%
Expedia Group, Inc.	4.5%
Airbnb, Inc. - Class A	4.5%
Uber Technologies, Inc.	4.3%
Lyft, Inc. - Class A	4.1%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective July 1, 2024, the Fund changed their Creation and Redemption fees from $750 to $500.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the ETFMG Travel Tech ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).
CHANGES IN ACCOUNTANTS
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Travel Tech ETF	PAGE 2	TSR-AR-032108540

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Travel Tech ETF	PAGE 3	TSR-AR-032108540

Amplify U.S. Alternative Harvest ETF
MJUS (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify U.S. Alternative Harvest ETF (the “Fund”) for the period of  October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify U.S. Alternative Harvest ETF	$79	0.86%
WHAT FACTORS INFLUENCED PERFORMANCE
• Real Estate was the top contributing sector to performance while Health Care was the biggest detractor to performance for the Period.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• The Fund is focused on providing exposure to companies in the U.S. cannabis industry. Regulatory uncertainty around the Federal legalization of cannabis has dampened investor interest and hurt performance of cannabis related companies.
• During the Period, Trulieve Cannabis Corp and Cresco Labs Inc were the top contributors to performance while Curaleaf Holdings Inc and Terrascend Corp were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify U.S. Alternative Harvest ETF	PAGE 1	TSR-AR-032108623

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/12/2021)
Amplify U.S. Alternative Harvest ETF NAV	-15.14	-42.05
S&P 500 TR	36.35	12.59
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$114,971,069
Number of Holdings	39
Net Advisory Fee	$900,029
Portfolio Turnover	159%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
United States Treasury Bill	29.1%
United States Treasury Bill	21.7%
United States Treasury Bill	15.2%
Curaleaf Holdings, Inc.	12.3%
TerrAscend Corp.	6.1%
United States Treasury Bill	6.0%
Innovative Industrial Properties, Inc.	2.2%
United States Treasury Bill	1.9%
Chicago Atlantic Real Estate Finance, Inc.	1.4%
TRULIEVE CANNABIS SWAP	1.3%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the ETFMG U.S. Alternative Harvest ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).
CHANGES IN ACCOUNTANTS
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify U.S. Alternative Harvest ETF	PAGE 2	TSR-AR-032108623

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify U.S. Alternative Harvest ETF	PAGE 3	TSR-AR-032108623

Amplify Video Game Tech ETF
GAMR (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Video Game Tech ETF (the “Fund”) for the period of  October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Video Game Tech ETF	$85	0.75%
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is a thematic strategy with a focus on video game developers, manufacturers and retailers, many of which have struggled to attract the same audience they had during the COVID-19 pandemic. While performance has been positive, it hasn’t matched the returns of the S&P 500.
• Communication Services was the top contributing sector to performance while Health Care was the only detractor.
• During the Period, Communication Services was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Health Care was held with the largest underweight.
• During the Period, International Games Systems and Bilibili Inc were the top contributors to performance while Ubisoft Entertainment and Wemade Co were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Video Game Tech ETF	PAGE 1	TSR-AR-032108615

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/08/2016)
Amplify Video Game Tech ETF NAV	25.36	10.99	13.40
S&P 500 TR	36.35	15.98	15.33
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$40,251,747
Number of Holdings	90
Net Advisory Fee	$306,613
Portfolio Turnover	52%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Bilibili, Inc.	4.0%
XD, Inc.	3.6%
Unity Software, Inc.	3.5%
International Games System Co. Ltd.	3.4%
Pearl Abyss Corp.	3.1%
Konami Group Corp.	3.0%
Krafton, Inc.	2.8%
Playtika Holding Corp.	2.8%
Embracer Group AB	2.8%
NCSoft Corp.	2.8%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
Other Material Fund Changes:
The Fund commenced operations following the completion of the reorganization of the Wedbush ETFMG Video Game Tech ETF, a series of ETF Managers Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on January 26, 2024 (the “Reorganization”).
CHANGES IN ACCOUNTANTS
As a result of the Reorganization after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Video Game Tech ETF	PAGE 2	TSR-AR-032108615

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Video Game Tech ETF	PAGE 3	TSR-AR-032108615

Amplify Weight Loss Drug & Treatment ETF
THNR (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Amplify Weight Loss Drug & Treatment ETF (the “Fund”) for the period of  May 20, 2024, to September 30, 2024. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Weight Loss Drug & Treatment ETF	$22	0.59%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from May 20, 2024 to September 30, 2024. Expenses would be higher if the Fund had been in operations for a full year.
WHAT FACTORS INFLUENCED PERFORMANCE
• The Fund is focused on providing exposure to companies in the GLP-1 weight loss drug and treatment industry. These companies are concentrated in the Health Care sector, while the S&P 500 largest weight is in Information Technology. While the Fund did return less than the broad market benchmark, the returns were better than the Health Care sector return of the SP 500.
• Health Care was the top contributing sector to performance while Materials was the smallest yet still a positive contributor to performance for the Period.
• Health Care was held with the largest average weight during the Period while Materials was held with the smallest average weight.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Chugai Pharmaceutical Co Ltd and Eli Lilly & Co were the top contributors to performance while Novo-Nordisk A/S and Merck & Co Inc were the top detractors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Weight Loss Drug & Treatment ETF	PAGE 1	TSR-AR-032108532

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/20/2024)
Amplify Weight Loss Drug & Treatment ETF NAV	6.09
S&P 500 TR	9.09
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$4,814,234
Number of Holdings	30
Net Advisory Fee	$6,722
Portfolio Turnover	36%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top Holdings	(%)
Eli Lilly & Co.	14.6%
Novo Nordisk AS	13.4%
Roche Holding AG	5.3%
Thermo Fisher Scientific, Inc.	5.2%
AstraZeneca PLC	5.1%
Amgen, Inc.	4.8%
Pfizer, Inc.	4.8%
Merck & Co., Inc.	4.8%
FUJIFILM Holdings Corp.	4.7%
Chugai Pharmaceutical Co. Ltd.	4.6%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Portfolio Management Team:
Effective August 1, 2024, Anand Desai will no longer serve as a portfolio manager and is replaced by Christine Johanson to the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Weight Loss Drug & Treatment ETF	PAGE 2	TSR-AR-032108532

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mark Tucker is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2024	FYE 10/31/2023
(a) Audit Fees	$409,500	$239,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$86,000	$53,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 09/30/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 09/30/2024	FYE 10/31/2023
Registrant	$86,000	$53,000
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Michael DiSanto, Rick Powers, and Mark Tucker.

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

AMPLIFY ETF TRUST

AIEQ	Amplify AI Powered Equity ETF
MJ	Amplify Alternative Harvest ETF
SWAN	Amplify BlackSwan Growth & Treasury Core ETF
ISWN	Amplify BlackSwan ISWN ETF
QSWN	Amplify BlackSwan Tech & Treasury ETF
ITEQ	Amplify BlueStar Israel Technology ETF
COWS	Amplify Cash Flow Dividend Leaders ETF
HCOW	Amplify Cash Flow High Income ETF
DIVO	Amplify CWP Enhanced Dividend Income ETF
QDVO	Amplify CWP Growth & Income ETF
IDVO	Amplify CWP International Enhanced Dividend Income ETF
HACK	Amplify Cybersecurity ETF
ETHO	Amplify Etho Climate Leadership U.S. ETF
IVES	Amplify Global Cloud Technology ETF
YYY	Amplify High Income ETF
SILJ	Amplify Junior Silver Miners ETF
BATT	Amplify Lithium & Battery Technology ETF
IPAY	Amplify Mobile Payments ETF
NDIV	Amplify Natural Resources Dividend Income ETF
IBUY	Amplify Online Retail ETF
SOFR	Amplify Samsung SOFR ETF
CNBS	Amplify Seymour Cannabis ETF
MVPS	Amplify Thematic All-Stars ETF
BLOK	Amplify Transformational Data Sharing ETF
AWAY	Amplify Travel Tech ETF
MJUS	Amplify U.S. Alternative Harvest ETF
GAMR	Amplify Video Game Tech ETF
THNR	Amplify Weight Loss Drug & Treatment ETF

Annual Report
Core Financial Statements
September 30, 2024

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Part F of Form N-PORT within sixty days after the end of the period. The Trust’s Part F of Form N-PORT is available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Amplify Investments LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended September 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

Amplify AI Powered Equity ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 9.6%
Alphabet, Inc. - Class A	36,937	$6,126,001
Charter Communications, Inc. - Class A(a)	1,365	442,369
Interpublic Group of Cos, Inc.	19,128	605,019
New York Times Co. - Class A	2,840	158,103
Nexstar Media Group, Inc.	1,733	286,552
Paramount Global - Class B(b)	33,309	353,742
Roku, Inc.(a)	5,176	386,440
Snap, Inc. - Class A(a)	3,202	34,261
Take-Two Interactive Software, Inc.(a)	8,430	1,295,775
Warner Bros Discovery, Inc.(a)	65,719	542,182
		10,230,444
Consumer Discretionary - 8.5%
Abercrombie & Fitch Co. - Class A(a)	2,304	322,330
Advance Auto Parts, Inc.	5,550	216,394
Bath & Body Works, Inc.	32,595	1,040,432
Churchill Downs, Inc.	5,076	686,326
Dick’s Sporting Goods, Inc.	6,378	1,331,089
Ford Motor Co.	122,076	1,289,123
Gap, Inc.	45,980	1,013,859
Genuine Parts Co.	3,730	521,006
Mattel, Inc.(a)	3,356	63,932
MGM Resorts International(a)	19,939	779,415
Murphy USA, Inc.	1,642	809,293
Rivian Automotive, Inc. - Class A(a)	87,979	987,124
		9,060,323
Consumer Staples - 9.8%
BJ’s Wholesale Club Holdings, Inc.(a)	11,475	946,458
Campbell Soup Co.	20,116	984,075
Dollar Tree, Inc.(a)	12,172	855,935
Estee Lauder Cos., Inc. - Class A	4,101	408,829
Flowers Foods, Inc.	5,050	116,503
Philip Morris International, Inc.	47,034	5,709,928
Sprouts Farmers Market, Inc.(a)	12,196	1,346,560
		10,368,288
Energy - 2.4%
APA Corp.	44,131	1,079,444
Civitas Resources, Inc.	5,632	285,373
Helmerich & Payne, Inc.	20,844	634,075
Matador Resources Co.	6,487	320,588
Weatherford International PLC	2,114	179,521
		2,499,001
Financials - 16.7%
Citizens Financial Group, Inc.	57,474	2,360,457
Coinbase Global, Inc. - Class A(a)	19,724	3,514,225
Comerica, Inc.	15,996	958,320
East West Bancorp, Inc.	1,031	85,305
First Citizens BancShares, Inc./NC - Class A	524	964,658

	Shares	Value
Jackson Financial, Inc. - Class A	3,055	$278,708
Kinsale Capital Group, Inc.	957	445,550
LPL Financial Holdings, Inc.	4,212	979,837
MGIC Investment Corp.	10,495	268,672
Mr Cooper Group, Inc.(a)	1,411	130,066
Progressive Corp.	22,189	5,630,681
Radian Group, Inc.	9,094	315,471
United Bankshares, Inc./WV	3,579	132,781
W R Berkley Corp.	20,537	1,165,064
Webster Financial Corp.	11,103	517,511
		17,747,306
Health Care - 11.3%
Alnylam Pharmaceuticals, Inc.(a)	6,329	1,740,665
BioMarin Pharmaceutical, Inc.(a)	17,808	1,251,724
DexCom, Inc.(a)	13,598	911,610
Exact Sciences Corp.(a)	21,761	1,482,359
Humana, Inc.	6,805	2,155,416
Lantheus Holdings, Inc.(a)	5,909	648,513
Medpace Holdings, Inc.(a)	2,714	905,933
Neurocrine Biosciences, Inc.(a)	6,664	767,826
Perrigo Co. PLC	8,501	222,981
Repligen Corp.(a)	6,179	919,559
REVOLUTION Medicines, Inc.(a)	972	44,080
Sarepta Therapeutics, Inc.(a)	2,473	308,853
Viking Therapeutics, Inc.(a)	10,342	654,752
		12,014,271
Industrials - 6.4%
Dayforce, Inc.(a)	11,704	716,870
Howmet Aerospace, Inc.	22,501	2,255,725
Insperity, Inc.	2,471	217,448
MSA Safety, Inc.	1,500	266,010
NORDSON Corp.	930	244,246
Oshkosh Corp.	1,792	179,576
Paylocity Holding Corp.(a)	6,637	1,094,906
Trex Co., Inc.(a)	6,125	407,803
Watts Water Technologies, Inc. - Class A	735	152,285
XPO, Inc.(a)	11,438	1,229,699
		6,764,568
Information Technology - 29.4%(c)
Adobe Systems, Inc.(a)	9,265	4,797,232
Atlassian Corp. - Class A(a)	7,422	1,178,688
Axcelis Technologies, Inc.(a)	4,391	460,396
Bentley Systems, Inc. - Class B	809	41,105
Cloudflare, Inc. - Class A(a)	10,614	858,566
Cognex Corp.	8,535	345,668
CommVault Systems, Inc.(a)	1,450	223,083
Confluent, Inc. - Class A(a)	41,880	853,514
Datadog, Inc. - Class A(a)	5,861	674,367
DocuSign, Inc.(a)	15,501	962,457
Elastic NV(a)	6,838	524,885
Enphase Energy, Inc.(a)	4,835	546,452
Fabrinet(a)	847	200,265

The accompanying notes are an integral part of these financial statements.

1

Amplify AI Powered Equity ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
GLOBALFOUNDRIES, Inc.(a)	14,380	$578,795
GoDaddy, Inc. - Class A(a)	1,127	176,691
MKS Instruments, Inc.	10,057	1,093,296
MongoDB, Inc.(a)	4,048	1,094,377
Monolithic Power Systems, Inc.	2,850	2,634,825
NVIDIA Corp.	20,001	2,428,921
Okta, Inc.(a)	14,173	1,053,621
Power Integrations, Inc.	2,262	145,039
Procore Technologies, Inc.(a)	11,962	738,295
Pure Storage, Inc. - Class A(a)	24,213	1,216,461
Qorvo, Inc.(a)	11,830	1,222,039
SentinelOne, Inc. - Class A(a)	37,216	890,207
Silicon Laboratories, Inc.(a)	3,680	425,298
Smartsheet, Inc. - Class A(a)	8,088	447,752
SPS Commerce, Inc.(a)	882	171,258
Teradyne, Inc.	6,139	822,196
Western Digital Corporation(a)	35,272	2,408,725
Workday, Inc. - Class A(a)	3,989	974,951
Zscaler, Inc.(a)	5,714	976,751
		31,166,176
Materials - 3.4%
CRH PLC	13,589	1,260,244
Huntsman Corp.	10,147	245,557
Martin Marietta Materials, Inc.	3,853	2,073,877
Summit Materials, Inc. - Class A(a)	1,081	42,192
		3,621,870
Utilities - 0.8%
National Fuel Gas Co.	3,293	199,589
Ormat Technologies, Inc.	3,887	299,066
Portland General Electric Co.	1,824	87,370
Southwest Gas Holdings, Inc.	61	4,499
UGI Corp.	8,676	217,073
		807,597
TOTAL COMMON STOCKS (Cost $104,671,489)		104,279,844
REAL ESTATE INVESTMENT TRUSTS - 1.9%
American Tower Corp.	1,449	336,979
Essex Property Trust, Inc.	592	174,889
Healthpeak Properties, Inc.	48,854	1,117,291
Welltower, Inc.	2,706	346,449
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,976,144)		1,975,608

	Shares	Value
SHORT-TERM INVESTMENTS - 0.9%
Investments Purchased with Proceeds from Securities Lending - 0.8%
First American Government Obligations Fund - Class X, 4.82%(d)	882,591	$882,591
Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(d)	56,015	56,015
TOTAL SHORT-TERM INVESTMENTS (Cost $938,606)		938,606
TOTAL INVESTMENTS - 101.1% (Cost $107,586,239)		$107,194,058
Liabilities in Excess of Other Assets - (1.1)%		(1,153,727)
TOTAL NET ASSETS - 100.0%		$106,040,331

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $265,776 which represented 0.3% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Amplify Alternative Harvest ETF
Schedule of Investments
September 30, 2024

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 48.5%
Amplify U.S. Alternative Harvest ETF(a)(b)(c)	72,636,909	$111,134,470
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $135,001,579)		111,134,470
COMMON STOCKS - 37.9%
Consumer Discretionary - 1.4%
GrowGeneration Corp.(d)	1,484,626	3,162,254
Consumer Staples - 5.1%
Altria Group, Inc.	29,421	1,501,648
British American Tobacco PLC	42,389	1,548,820
Imperial Brands PLC	54,777	1,596,609
Philip Morris International, Inc.	12,804	1,554,405
Scandinavian Tobacco Group AS(e)(f)	104,107	1,602,246
Turning Point Brands, Inc.	39,519	1,705,245
Village Farms International, Inc.(a)(d)	2,431,488	2,261,284
		11,770,257
Health Care - 29.8%(g)
Aurora Cannabis, Inc.(a)(d)	1,341,643	7,888,861
Canopy Growth Corp.(a)(d)	2,009,939	9,687,906
Cronos Group, Inc.(d)	5,026,489	11,008,011
High Tide, Inc.(a)(d)	1,778,875	3,647,421
Incannex Healthcare, Inc.(d)	130,026	258,752
Intercure Ltd.(d)	229,500	461,295
Jazz Pharmaceuticals PLC(d)	13,039	1,452,675
Organigram Holdings, Inc.(a)(d)	1,948,188	3,526,220
SNDL, Inc.(d)	6,510,961	13,412,580
Tilray Brands, Inc.(a)(d)	9,680,219	17,037,185
		68,380,906
Industrials - 0.0%(h)
Empresas ICA SAB de CV(d)(i)	155,893	0
Information Technology - 0.8%
WM Technology, Inc.(d)	1,952,731	1,698,876
Materials - 0.8%
Scotts Miracle-Gro Co.	20,119	1,744,317
TOTAL COMMON STOCKS (Cost $101,914,778)		86,756,610
REAL ESTATE INVESTMENT TRUSTS - 12.5%
AFC Gamma, Inc.	405,872	4,143,953
Chicago Atlantic Real Estate Finance, Inc.	380,246	5,897,616
Innovative Industrial Properties, Inc.	138,194	18,600,912
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $20,787,127)		28,642,481

	Shares	Value
SHORT-TERM INVESTMENTS - 14.9%
Investments Purchased with Proceeds from Securities Lending - 14.2%
First American Government Obligations Fund - Class X, 4.82%(j)	32,558,623	$ 32,558,623
Money Market Funds - 0.7%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(j)	1,697,374	1,697,374
TOTAL SHORT-TERM INVESTMENTS (Cost $34,255,997)		34,255,997
TOTAL INVESTMENTS - 113.8% (Cost $291,959,481)		$260,789,558
Liabilities in Excess of Other Assets - (13.8)%		(31,528,121)
TOTAL NET ASSETS - 100.0%		$229,261,437

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
SAB de CV - Sociedad Anónima Bursátilde Capital Variable
(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $30,349,126 which represented 13.2% of net assets.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Affiliated company as defined by the Investment Company Act of 1940.
(d)	Non-income producing security.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $1,602,246 or 0.7% of the Fund’s net assets.

(f)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2024, the value of these securities total $1,602,246 or 0.7% of the Fund’s net assets.

(g)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(h)	Represents less than 0.05% of net assets.
(i)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(j)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

Amplify BlackSwan Growth & Treasury Core ETF
Schedule of Investments
September 30, 2024

		Par	Value
U.S. TREASURY SECURITIES - 81.4%
United States Treasury Note/Bond
1.75%, 11/15/2029		$25,817,000	$23,641,716
0.63%, 05/15/2030		28,089,000	23,840,539
0.88%, 11/15/2030		28,050,000	23,858,936
1.63%, 05/15/2031		26,981,000	23,769,629
1.38%, 11/15/2031		27,837,000	23,824,014
2.88%, 05/15/2032		25,063,000	23,677,192
4.13%, 11/15/2032		22,938,000	23,578,651
3.38%, 05/15/2033		24,321,000	23,629,846
4.50%, 11/15/2033		22,315,000	23,544,940
4.38%, 05/15/2034		22,503,000	23,545,522
TOTAL U.S. TREASURY SECURITIES (Cost $235,279,301)			236,910,985
	Notional Amount	Contracts
PURCHASED OPTIONS - 17.8%
Call Options - 17.8%
SPDR S&P 500 ETF (a)(b)
Expiration: 12/20/2024; Exercise Price: $440.00	$135,235,232	2,357	33,025,106
Expiration: 06/20/2025; Exercise Price: $510.00	121,866,624	2,124	18,787,842
Total Call Options			51,812,948
TOTAL PURCHASED OPTIONS (Cost $30,690,971)			51,812,948
		Shares
SHORT-TERM INVESTMENTS - 0.0%(c)
Money Market Funds - 0.0%(c)
Dreyfus Treasury Securities Cash Management, 4.08%(d)		881	881
TOTAL SHORT-TERM INVESTMENTS (Cost $881)			881
TOTAL INVESTMENTS - 99.2% (Cost $265,971,153)			$288,724,814
Other Assets in Excess of Liabilities - 0.8%			2,191,257
TOTAL NET ASSETS - 100.0%			$290,916,071

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

4

Amplify BlackSwan ISWN ETF
Schedule of Investments
September 30, 2024

		Par	Value
U.S. TREASURY SECURITIES - 84.7%
United States Treasury Note/Bond
1.75%, 11/15/2029		$3,508,000	$3,212,424
0.63%, 05/15/2030		3,814,000	3,237,132
0.88%, 11/15/2030		3,808,000	3,239,031
1.63%, 05/15/2031		3,663,000	3,227,017
1.38%, 11/15/2031		3,781,000	3,235,930
2.88%, 05/15/2032		3,404,000	3,215,783
4.13%, 11/15/2032		3,117,000	3,204,057
3.38%, 05/15/2033		3,305,000	3,211,079
4.50%, 11/15/2033		3,032,000	3,199,115
4.38%, 05/15/2034		3,057,000	3,198,625
TOTAL U.S. TREASURY SECURITIES (Cost $31,703,638)			32,180,193
	Notional Amount	Contracts
PURCHASED OPTIONS - 14.5%
Call Options - 14.5%
iShares MSCI EAFE ETF(a)(b)
Expiration: 12/20/2024; Exercise Price: $69.00	$18,800,024	2,248	3,546,220
Expiration: 06/20/2025; Exercise Price: $78.00	17,269,595	2,065	1,935,938
Total Call Options			5,482,158
TOTAL PURCHASED OPTIONS (Cost $3,552,203)			5,482,158
		Shares
SHORT-TERM INVESTMENTS - 0.0%(c)
Money Market Funds - 0.0%(c)
Dreyfus Treasury Securities Cash Management, 4.08%(d)		2,232	2,232
TOTAL SHORT-TERM INVESTMENTS (Cost $2,232)			2,232
TOTAL INVESTMENTS - 99.2% (Cost $35,258,073)			$37,664,583
Other Assets in Excess of Liabilities - 0.8%			321,838
TOTAL NET ASSETS - 100.0%			$37,986,421

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

Amplify BlackSwanTech & Treasury ETF
Schedule of Investments
September 30, 2024

		Par	Value
U.S. TREASURY SECURITIES - 83.6%
United States Treasury Note/Bond
1.75%, 11/15/2029		$252,100	$230,859
0.63%, 05/15/2030		274,100	232,642
0.88%, 11/15/2030		273,100	232,295
1.63%, 05/15/2031		263,100	231,785
1.38%, 11/15/2031		271,100	232,018
2.88%, 05/15/2032		244,100	230,603
4.13%, 11/15/2032		223,100	229,331
3.38%, 05/15/2033		237,100	230,362
4.50%, 11/15/2033		217,800	229,804
4.38%, 05/15/2034		219,600	229,774
TOTAL U.S. TREASURY SECURITIES (Cost $2,277,723)			2,309,473
	Notional Amount	Contracts
PURCHASED OPTIONS - 15.3%
Call Options - 15.3%
Invesco QQQ Trust Series 1(a)(b)
Expiration: 12/20/2024; Exercise Price: $369.78	$1,073,754	22	272,415
Expiration: 06/20/2025; Exercise Price: $434.78	927,333	19	149,939
Total Call Options			422,354
TOTAL PURCHASED OPTIONS (Cost $240,362)			422,354
		Shares
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Dreyfus Treasury Securities Cash Management, 4.08%(c)		2,411	2,411
TOTAL SHORT-TERM INVESTMENTS (Cost $2,411)			2,411
TOTAL INVESTMENTS - 99.0% (Cost $2,520,496)			$2,734,238
Other Assets in Excess of Liabilities - 1.0%			28,171
TOTAL NET ASSETS - 100.0%			$2,762,409

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

6

Amplify BlueStar Israel Technology ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 2.1%
Nexxen International Ltd. - ADR(a)	48,072	$386,499
Perion Network Ltd.(a)	50,338	396,664
Playtika Holding Corp.	59,824	473,806
Taboola.com Ltd.(a)	183,856	617,756
		1,874,725
Consumer Discretionary - 4.2%
Evoke PLC(a)	337,655	294,166
Global-e Online Ltd.(a)	70,792	2,721,245
Maytronics, Ltd.	66,213	149,135
Mobileye Global, Inc. - Class A(a)(b)	36,586	501,228
		3,665,774
Financials - 4.3%
Lemonade, Inc.(a)	45,631	752,455
Payoneer Global, Inc.(a)	195,407	1,471,415
Plus500, Ltd.	47,477	1,594,624
		3,818,494
Health Care - 3.3%
Inmode Ltd.(a)	71,039	1,204,111
Nano-X Imaging Ltd.(a)(b)	64,387	391,473
Novocure, Ltd.(a)	55,756	871,466
Pluri, Inc.(a)	0	1
UroGen Pharma, Ltd.(a)	37,595	477,456
		2,944,507
Industrials - 8.0%
Elbit Systems Ltd.	19,340	3,869,934
Electreon Wireless Ltd.(a)	6,587	348,679
Fiverr International Ltd.(a)(b)	34,947	904,079
Hilan, Ltd.	10,690	562,132
Kornit Digital, Ltd.(a)	37,365	965,325
Stratasys, Ltd.(a)	56,176	466,822
		7,116,971
Information Technology - 73.1%(c)
Amdocs, Ltd.	74,315	6,501,076
Camtek Ltd./Israel	20,547	1,640,678
Cellebrite DI Ltd.(a)	68,624	1,155,628
CEVA, Inc.(a)	18,260	440,979
Check Point Software Technologies, Ltd.(a)	40,399	7,789,331
Cognyte Software, Ltd.(a)	59,902	406,735
CyberArk Software, Ltd.(a)	25,454	7,422,641
Formula Systems 1985, Ltd.	5,831	467,615
Gilat Satellite Networks Ltd.(a)	63,621	335,283
JFrog Ltd.(a)	79,345	2,304,179
Magic Software Enterprises Ltd.	28,917	341,799

	Shares	Value
Matrix IT, Ltd.	26,290	$503,579
Monday.com Ltd.(a)	26,930	7,480,346
Nano Dimension Ltd. - ADR(a)(b)	215,784	528,671
Next Vision Stabilized Systems Ltd.	57,540	611,025
Nice Ltd. - ADR(a)	36,646	6,364,311
Nova Ltd.(a)	14,873	3,098,641
One Software Technologies Ltd.	28,911	390,874
Pagaya Technologies Ltd. - Class A(a)(b)	41,322	436,774
Priortech Ltd.(a)	6,762	285,409
Radware, Ltd.(a)	26,541	591,333
Riskified Ltd. - Class A(a)	100,525	475,483
Sapiens International Corp. NV	29,687	1,106,434
SentinelOne, Inc. - Class A(a)	169,538	4,055,349
SolarEdge Technologies, Inc.(a)	38,907	891,359
Tower Semiconductor Ltd.(a)	71,678	3,172,468
Vishay Precision Group, Inc.(a)	11,633	301,295
Wix.com, Ltd.(a)	34,301	5,734,098
		64,833,393
Utilities - 4.7%
Energix-Renewable Energies, Ltd.	195,782	709,504
Enlight Renewable Energy, Ltd.(a)	63,257	1,063,545
Ormat Technologies, Inc.	31,155	2,397,065
		4,170,114
TOTAL COMMON STOCKS (Cost $101,758,790)		88,423,978
SHORT-TERM INVESTMENTS - 2.0%
Investments Purchased with Proceeds from Securities Lending - 1.8%
First American Government Obligations Fund - Class X, 4.82%(d)	1,539,193	1,539,193
Money Market Funds - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(d)	198,852	198,852
TOTAL SHORT-TERM INVESTMENTS (Cost $1,738,045)		1,738,045
TOTAL INVESTMENTS - 101.7% (Cost $103,496,835)		$90,162,023
Liabilities in Excess of Other Assets - (1.7)%		(1,503,519)
TOTAL NET ASSETS - 100.0%		$88,658,504

The accompanying notes are an integral part of these financial statements.

7

Amplify BlueStar Israel Technology ETF
Schedule of Investments
September 30, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $1,465,548 which represented 1.7% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

8

Amplify Cash Flow Dividend Leaders ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 10.7%
AT&T, Inc.	13,482	$ 296,604
Comcast Corp. - Class A	10,941	457,006
Interpublic Group of Cos., Inc.	7,911	250,225
Nexstar Media Group, Inc.	2,101	347,400
Paramount Global - Class B	33,931	360,347
T-Mobile US, Inc.	1,111	229,266
		1,940,848
Consumer Discretionary - 23.3%
Academy Sports & Outdoors, Inc.	6,188	361,132
American Eagle Outfitters, Inc.	13,621	304,974
Bath & Body Works, Inc.	10,397	331,872
BorgWarner, Inc.	7,367	267,348
Brunswick Corp./DE	5,570	466,877
eBay, Inc.	6,969	453,752
Gap, Inc.	14,054	309,891
Lear Corp.	2,537	276,913
PVH Corp.	3,561	359,056
Ralph Lauren Corp.	1,146	222,175
Tapestry, Inc.	8,106	380,820
Williams-Sonoma, Inc.	3,149	487,843
		4,222,653
Consumer Staples - 1.2%
Ingredion, Inc.	1,569	215,628
Energy - 22.8%
Devon Energy Corp.	7,125	278,730
Halliburton Co.	15,134	439,643
Magnolia Oil & Gas Corp. - Class A	12,006	293,187
Marathon Oil Corp.	16,350	435,400
Matador Resources Co.	5,398	266,769
Murphy Oil Corp.	9,948	335,646
NOV, Inc.	20,069	320,502
Patterson-UTI Energy, Inc.	43,250	330,863
Permian Resources Corp.	21,551	293,309
Schlumberger NV	10,696	448,697
SM Energy Co.	8,665	346,340
Valero Energy Corp.	2,543	343,381
		4,132,467
Financials - 4.2%
Fidelity National Financial, Inc.	7,248	449,811
Franklin Resources, Inc.	15,662	315,589
		765,400
Health Care - 4.8%
Bristol-Myers Squibb Co.	6,658	344,485
McKesson Corp.	446	220,511
Organon & Co.	15,563	297,720
		862,716
Industrials - 20.0%
Acuity Brands, Inc.	794	218,660
Allison Transmission Holdings, Inc.	3,198	307,232

	Shares	Value
Dun & Bradstreet Holdings, Inc.	21,615	$248,789
EnerSys	2,143	218,693
FedEx Corp.	1,484	406,141
Genpact Ltd.	10,947	429,232
Oshkosh Corp.	2,161	216,554
Owens Corning	2,645	466,895
Science Applications International Corp.	1,509	210,158
Snap-on, Inc.	1,531	443,546
Timken Co.	5,355	451,373
		3,617,273
Information Technology - 4.8%
Cisco Systems, Inc.	4,252	226,291
Skyworks Solutions, Inc.	4,155	410,389
Vontier Corp.	7,017	236,754
		873,434
Materials - 4.3%
CF Industries Holdings, Inc.	5,462	468,640
Olin Corp.	6,348	304,577
		773,217
Utilities - 3.4%
Vistra Corp.	5,283	626,247
TOTAL COMMON STOCKS (Cost $17,637,984)		18,029,883
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(a)	72,304	72,304
TOTAL SHORT-TERM INVESTMENTS (Cost $72,304)		72,304
TOTAL INVESTMENTS - 99.9% (Cost $17,710,288)		$18,102,187
Other Assets in Excess of Liabilities - 0.1%		9,926
TOTAL NET ASSETS - 100.0%		$18,112,113

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and
Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

9

Amplify Cash Flow High Income ETF
Schedule of Investments
September 30, 2024

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 98.3%
Amplify Cash Flow Dividend Leaders ETF(a)(b)	51,378	$1,525,413
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $1,284,043)		1,525,413
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(c)	2,635	2,634
TOTAL SHORT-TERM INVESTMENTS (Cost $2,635)		2,634
TOTAL INVESTMENTS - 98.5% (Cost $1,286,678)		$1,528,047
Other Assets in Excess of Liabilities - 1.5%		23,808
TOTAL NET ASSETS - 100.0%		$1,551,855

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

10

Amplify Cash Flow High Income ETF
Schedule of Total Return Swap Contracts
September 30, 2024

Reference Entity	Counterparty	Long/Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Value/Unrealized Appreciation (Depreciation)
RCXTAMU1 SWAP	Goldman Sachs	Long	10/17/2024	0.00%	Monthly	$1,147,566	$(6,241)
Total Unrealized Appreciation (Depreciation)							$(6,241)

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2024.
(a)
The swap agreements will seek to exchange the Target Call Income (the rate of which is expected to fluctuate) provided by the Call Income Strategy’s daily sold call options for a set percent of call premium over each Call period.

The underlying swaps of the basket as of September 30, 2024 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Options Contracts:
S&P 500 Weekly C5740 Index	10/4/2024	(16.38)	$29	0.00%
S&P 500 Weekly C5750 Index	10/4/2024	(12.23)	280	0.02%
S&P 500 Weekly C5760 Index	10/4/2024	(12.22)	296	0.04%
S&P 500 Weekly C5790 Index	10/4/2024	(16.03)	89	0.01%
S&P 500 Weekly C5805 Index	10/4/2024	(11.99)	33	0.00%
S&P 500 Weekly C5810 Index	10/4/2024	(23.93)	54	0.00%
S&P 500 Weekly C5820 Index	10/4/2024	(7.96)	35	0.00%
S&P 500 Weekly C5810 Index	10/11/2024	(15.98)	20	0.00%
S&P 500 Weekly C5825 Index	10/11/2024	(23.94)	163	0.01%
S&P 500 Weekly C5830 Index	10/11/2024	(15.92)	0	0.00%
S&P 500 Weekly C5840 Index	10/11/2024	(19.84)	59	0.01%
S&P 500 Weekly C5860 Index	10/18/2024	(3.98)	0	0.00%
Total Options Contracts			1,058	0.09%
Cash
Cash			1,146,508	99.91%
Total Underlying Positions			$1,147,566	100.00%

The accompanying notes are an integral part of these financial statements.

11

Amplify CWP Enhanced Dividend Income ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 91.2%
Communication Services - 5.0%
Meta Platforms, Inc. - Class A	127,256	$72,846,425
Verizon Communications, Inc.	2,425,865	108,945,597
		181,792,022
Consumer Discretionary - 10.3%
Home Depot, Inc.	480,373	194,647,140
McDonald’s Corp.	238,256	72,551,334
TJX Cos., Inc.	901,955	106,015,791
		373,214,265
Consumer Staples - 8.1%
Procter & Gamble Co.	1,021,244	176,879,461
Walmart, Inc.(a)	1,414,011	114,181,388
		291,060,849
Energy - 4.7%
Chevron Corp.	707,436	104,184,100
Marathon Petroleum Corp.	396,962	64,669,079
		168,853,179
Financials - 21.0%
American Express Co.	421,400	114,283,680
CME Group, Inc.	500,795	110,500,417
Goldman Sachs Group, Inc.(a)	356,975	176,741,892
JPMorgan Chase & Co.(a)	809,220	170,632,129
Visa, Inc. - Class A(a)	674,199	185,371,015
		757,529,133
Health Care - 13.7%
Amgen, Inc.	534,104	172,093,650
Merck & Co., Inc.(a)	1,060,161	120,391,883
UnitedHealth Group, Inc.	343,109	200,608,970
		493,094,503
Industrials - 9.9%
Caterpillar, Inc.	513,659	200,902,307
Honeywell International, Inc.	763,298	157,781,330
		358,683,637
Information Technology - 14.2%
Apple, Inc.	801,492	186,747,636
International Business Machines Corp.	670,311	148,192,356
Microsoft Corp.	416,295	179,131,738
		514,071,730
Materials - 3.3%
Freeport-McMoRan, Inc.	2,409,532	120,283,838
Utilities - 1.0%
Duke Energy Corp.(a)	310,924	35,849,537
TOTAL COMMON STOCKS (Cost $2,727,589,656)		3,294,432,693

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 4.9%
Amplify Samsung SOFR ETF(b)(c)	1,781,012	$178,493,023
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $178,665,886)		178,493,023
SHORT-TERM INVESTMENTS - 4.2%
Investments Purchased with Proceeds from Securities Lending - 0.1%
First American Government Obligations Fund - Class X, 4.82%(d)	1,476,000	1,476,000
Money Market Funds - 4.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(d)	149,088,373	149,088,373
TOTAL SHORT-TERM INVESTMENTS (Cost $150,564,373)		150,564,373
TOTAL INVESTMENTS - 100.3% (Cost $3,056,819,915)		$3,623,490,089
Liabilities in Excess of Other Assets - (0.3)%		(10,504,412)
TOTAL NET ASSETS - 100.0%		$3,612,985,677

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $1,443,168 which represented 0.0% of net assets.
(c)	Affiliated company as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

12

Amplify CWP Enhanced Dividend Income ETF
Schedule of Written Options
September 30, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - 0.0%(a)(b)(c)
Call Options - 0.0%(a)(b)(c)
Caterpillar, Inc., Expiration: 10/18/2024; Exercise Price: $400.00	$(13,689,200)	(350)	$(161,000)
Duke Energy Corp., Expiration: 10/18/2024; Exercise Price: $120.00	(5,765,000)	(500)	(11,250)
Goldman Sachs Group, Inc., Expiration: 10/04/2024; Exercise Price: $515.00	(39,608,800)	(800)	(42,400)
JPMorgan Chase & Co., Expiration: 10/18/2024; Exercise Price: $222.50	(84,344,000)	(4,000)	(380,000)
Merck & Co., Inc., Expiration: 10/04/2024; Exercise Price: $118.00	(68,136,000)	(6,000)	(24,000)
Visa, Inc., Expiration: 10/18/2024; Exercise Price: $300.00	(13,747,500)	(500)	(3,250)
Walmart, Inc., Expiration: 10/04/2024; Exercise Price: $81.00	(64,600,000)	(8,000)	(500,000)
Total Call Options			(1,121,900)
TOTAL WRITTEN OPTIONS (Premiums received $2,085,420)			$(1,121,900)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

13

Amplify CWP Growth & Income ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 97.0%
Communication Services - 16.0%
Alphabet, Inc. - Class A(a)	3,163	$ 524,584
Meta Platforms, Inc. - Class A	918	525,499
Netflix, Inc.(a)(b)	352	249,663
Spotify Technology SA(b)	419	154,414
T-Mobile US, Inc.	824	170,041
		1,624,201
Consumer Discretionary - 13.2%
Amazon.com, Inc.(a)(b)	3,082	574,269
Burlington Stores, Inc.(b)	452	119,093
Coupang, Inc.(a)(b)	5,873	144,182
Home Depot, Inc.	484	196,117
Tesla, Inc.(b)	1,188	310,816
		1,344,477
Consumer Staples - 6.1%
Colgate-Palmolive Co.	1,995	207,101
Costco Wholesale Corp.(a)	144	127,659
PepsiCo, Inc.	416	70,741
Procter & Gamble Co.(a)	1,243	215,287
		620,788
Energy - 0.8%
Viper Energy, Inc.	1,763	79,529
Financials - 3.9%
Allstate Corp.	1,092	207,097
Coinbase Global, Inc. - Class A(a)(b)	280	49,888
Visa, Inc. - Class A(a)	503	138,300
		395,285
Health Care - 10.5%
Amgen, Inc.(a)	649	209,114
Cencora, Inc.	914	205,723
Eli Lilly & Co.(a)	192	170,100
Intuitive Surgical, Inc.(b)	208	102,184
Natera, Inc.(b)	1,264	160,465
UnitedHealth Group, Inc.	372	217,502
		1,065,088
Industrials - 3.6%
Comfort Systems USA, Inc.	401	156,530
Lockheed Martin Corp.	362	211,611
		368,141
Information Technology - 40.6%(c)
Adobe, Inc.(a)(b)	144	74,560
Advanced Micro Devices, Inc.(b)	908	148,985
Apple, Inc.(a)	4,150	966,951
Broadcom, Inc.(a)	1,896	327,060
Intuit, Inc.	115	71,415
Microsoft Corp.(a)	2,148	924,284
MicroStrategy, Inc. - Class A(b)	229	38,609
Monolithic Power Systems, Inc.	44	40,678
NVIDIA Corp.(a)	8,411	1,021,433

	Shares	Value
Palantir Technologies, Inc. - Class A(a)(b)	5,802	$215,834
QUALCOMM, Inc.(a)	566	96,248
Texas Instruments, Inc.	149	30,779
Ubiquiti, Inc.	731	162,077
		4,118,913
Materials - 1.5%
Linde PLC	314	149,734
Utilities - 0.8%
NRG Energy, Inc.	928	84,541
TOTAL COMMON STOCKS (Cost $9,588,271)		9,850,697
REAL ESTATE INVESTMENT TRUSTS - 2.8%
Equinix, Inc.(a)	139	123,381
Iron Mountain, Inc.	1,376	163,510
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $280,904)		286,891
SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(d)	119,546	119,546
TOTAL SHORT-TERM INVESTMENTS (Cost $119,546)		119,546
TOTAL INVESTMENTS - 101.0% (Cost $9,988,721)		$10,257,134
Liabilities in Excess of Other Assets - (1.0)%		(102,183)
TOTAL NET ASSETS - 100.0%		$10,154,951

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

14

Amplify CWP Growth & Income ETF
Schedule of Written Options
September 30, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%(a)(b)
Call Options - (0.3)%(a)
Adobe, Inc., Expiration: 10/11/2024; Exercise Price: $525.00	$(51,778)	(1)	$(633)
Alphabet, Inc., Expiration: 10/18/2024; Exercise Price: $170.00	(132,680)	(8)	(1,600)
Amazon.com, Inc., Expiration: 10/11/2024; Exercise Price: $195.00	(223,596)	(12)	(960)
Amgen, Inc., Expiration: 10/04/2024; Exercise Price: $320.00	(161,105)	(5)	(2,412)
Apple, Inc., Expiration: 10/11/2024; Exercise Price: $232.50	(372,800)	(16)	(6,239)
Broadcom, Inc., Expiration: 10/04/2024; Exercise Price: $177.50	(103,500)	(6)	(699)
Coinbase Global, Inc., Expiration: 10/04/2024; Exercise Price: $180.00	(17,817)	(1)	(485)
Costco Wholesale Corp., Expiration: 10/11/2024; Exercise Price: $920.00	(88,652)	(1)	(330)
Coupang, Inc., Expiration: 10/11/2024; Exercise Price: $26.00	(142,390)	(58)	(667)
Eli Lilly & Co., Expiration: 10/18/2024; Exercise Price: $920.00	(88,594)	(1)	(978)
Equinix, Inc., Expiration: 10/18/2024; Exercise Price: $930.00	(88,763)	(1)	(368)
Microsoft Corp., Expiration: 10/11/2024; Exercise Price: $437.50	(344,240)	(8)	(1,920)
Netflix, Inc., Expiration: 10/04/2024; Exercise Price: $725.00	(141,854)	(2)	(599)
NVIDIA Corp., Expiration: 10/04/2024; Exercise Price: $123.00	(400,752)	(33)	(5,395)
Palantir Technologies, Inc., Expiration: 10/11/2024; Exercise Price: $38.50	(85,560)	(23)	(1,173)
Procter & Gamble Co., Expiration: 10/04/2024; Exercise Price: $175.00	(173,200)	(10)	(475)
QUALCOMM, Inc., Expiration: 10/11/2024; Exercise Price: $175.00	(51,015)	(3)	(680)
Visa, Inc., Expiration: 10/04/2024; Exercise Price: $275.00	(54,990)	(2)	(460)
Total Call Options			(26,073)
TOTAL WRITTEN OPTIONS (Premiums received $22,504)			$(26,073)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

15

Amplify CWP International Enhanced Dividend Income ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 96.2%
Communication Services - 4.9%
NetEase, Inc. - ADR(a)	11,574	$1,082,285
Nintendo Co. Ltd. - ADR	104,807	1,396,029
SK Telecom Co. Ltd. - ADR	60,025	1,426,794
Vodafone Group PLC - ADR	296,722	2,973,155
		6,878,263
Consumer Discretionary - 13.2%
Alibaba Group Holding Ltd. - ADR(a)	45,768	4,856,900
Coupang, Inc.(a)(b)	135,802	3,333,939
Ferrari NV	8,370	3,934,821
InterContinental Hotels Group PLC - ADR(c)	25,032	2,765,786
MakeMyTrip Ltd.(a)(b)	26,999	2,509,557
Toyota Motor Corp. - ADR(a)	5,538	988,920
		18,389,923
Consumer Staples - 7.0%
Coca-Cola Femsa SAB de CV - ADR	22,154	1,965,503
Diageo PLC - ADR(a)	15,495	2,174,568
Fomento Economico Mexicano SAB de CV - ADR	13,273	1,310,178
Philip Morris International, Inc.	34,892	4,235,889
		9,686,138
Energy - 17.0%
Cameco Corp.(a)	108,814	5,196,956
Canadian Natural Resources Ltd.	127,907	4,247,791
Ecopetrol SA - ADR(c)	239,931	2,142,584
Enbridge, Inc.	52,580	2,135,274
Petroleo Brasileiro SA - ADR	269,822	3,888,135
TotalEnergies SE - ADR	57,607	3,722,564
YPF SA - ADR(b)	111,971	2,374,905
		23,708,209
Financials - 18.0%
Banco Bilbao Vizcaya Argentaria SA - ADR	278,188	3,015,558
Banco Macro SA - ADR(c)	32,327	2,052,764
Banco Santander SA - ADR	388,615	1,981,936
Bancolombia SA - ADR	88,994	2,792,632
Barclays PLC - ADR	299,235	3,635,705
Grupo Financiero Galicia SA - ADR(c)	14,296	601,719
ICICI Bank Ltd. - ADR	154,514	4,612,243
Mitsubishi UFJ Financial Group, Inc. - ADR(c)	277,670	2,826,681
NU Holdings Ltd./Cayman Islands - Class A(a)(b)	153,119	2,090,074
Sumitomo Mitsui Financial Group, Inc. - ADR(c)	113,341	1,431,497
		25,040,809

	Shares	Value
Health Care - 10.5%
AstraZeneca PLC - ADR	48,622	$3,788,140
Novartis AG - ADR	35,470	4,079,759
Novo Nordisk AS - ADR(a)	21,892	2,606,681
Teva Pharmaceutical Industries Ltd. - ADR(b)	226,585	4,083,062
		14,557,642
Industrials - 8.6%
BAE Systems PLC - ADR(c)	19,212	1,274,716
Embraer SA - ADR(a)(b)	83,637	2,958,241
RELX PLC - ADR	102,734	4,875,755
Siemens AG - ADR	27,754	2,804,542
		11,913,254
Information Technology - 8.6%
ASE Technology Holding Co. Ltd. - ADR	209,096	2,040,777
ASML Holding NV	3,203	2,668,900
SAP SE - ADR	25,999	5,956,371
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,623	1,323,886
		11,989,934
Materials - 8.4%
Agnico Eagle Mines Ltd.	34,243	2,758,616
BHP Group Ltd. - ADR(a)(c)	12,920	802,461
CRH PLC	30,315	2,811,413
Rio Tinto PLC - ADR	21,105	1,502,043
Southern Copper Corp.(a)	32,934	3,809,476
		11,684,009
TOTAL COMMON STOCKS (Cost $119,476,040)		133,848,182
AFFILIATED EXCHANGE TRADED FUNDS - 1.0%
Amplify Samsung SOFR ETF(d)	13,800	1,383,036
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $1,383,312)		1,383,036
SHORT-TERM INVESTMENTS - 11.7%
Investments Purchased with Proceeds from Securities Lending - 9.2%
First American Government Obligations Fund - Class X, 4.82%(e)	12,768,863	12,768,863

The accompanying notes are an integral part of these financial statements.

16

Amplify CWP International Enhanced Dividend Income ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - (Continued)
Money Market Funds - 2.5%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(e)	3,555,336	$3,555,336
TOTAL SHORT-TERM INVESTMENTS (Cost $16,324,199)		16,324,199
TOTAL INVESTMENTS - 108.9% (Cost $137,183,552)		$151,555,417
Liabilities in Excess of Other Assets - (8.9)%		(12,420,202)
TOTAL NET ASSETS - 100.0%		$139,135,215

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátilde Capital Variable
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $12,271,581 which represented 8.8% of net assets.
(d)	Affiliated company as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

17

Amplify CWP International Enhanced Dividend Income ETF
Schedule of Written Options
September 30, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%(a)(b)
Call Options - (0.1)%(a)(b)
Alibaba Group Holding Ltd., Expiration: 10/04/2024; Exercise Price: $94.00	$(1,061,200)	(100)	$(122,000)
BHP Group Ltd., Expiration: 10/18/2024; Exercise Price: $65.00	(310,550)	(50)	(2,875)
Cameco Corp., Expiration: 10/04/2024; Exercise Price: $47.00	(1,074,600)	(225)	(29,250)
Coupang, Inc.
Expiration: 10/04/2024; Exercise Price: $24.50	(515,550)	(210)	(8,505)
Expiration: 10/18/2024; Exercise Price: $26.00	(1,227,500)	(500)	(10,000)
Diageo PLC, Expiration: 10/18/2024; Exercise Price: $145.00	(701,700)	(50)	(5,750)
Embraer SA, Expiration: 10/18/2024; Exercise Price: $40.00	(707,400)	(200)	(3,000)
MakeMyTrip Ltd., Expiration: 10/18/2024; Exercise Price: $120.00	(464,750)	(50)	(625)
NetEase, Inc., Expiration: 10/18/2024; Exercise Price: $103.00	(514,305)	(55)	(9,762)
Novo Nordisk AS, Expiration: 10/04/2024; Exercise Price: $146.00	(833,490)	(70)	(1,050)
NU Holdings Ltd./Cayman Islands
Expiration: 10/04/2024; Exercise Price: $15.00	(341,250)	(250)	(125)
Expiration: 10/18/2024; Exercise Price: $15.00	(204,750)	(150)	(975)
Southern Copper Corp., Expiration: 10/18/2024; Exercise Price: $125.00	(751,855)	(65)	(7,638)
Toyota Motor Corp., Expiration: 10/18/2024; Exercise Price: $190.00	(892,850)	(50)	(4,000)
Total Call Options			(205,555)
TOTAL WRITTEN OPTIONS (Premiums received $85,439)			$(205,555)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

18

Amplify Cybersecurity ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 96.7%
Industrials - 17.3%
Booz Allen Hamilton Holding Corp.	428,581	$69,755,844
General Dynamics Corp.	265,727	80,302,699
Leidos Holdings, Inc.	442,046	72,053,498
Northrop Grumman Corp.	151,998	80,265,584
		302,377,625
Information Technology - 79.4%(a)
Broadcom, Inc.	1,065,881	183,864,472
Check Point Software Technologies, Ltd.(b)	347,990	67,095,952
Cisco Systems, Inc.	2,432,559	129,460,790
Cloudflare, Inc. - Class A(b)(c)	844,165	68,284,507
Crowdstrike Holdings, Inc. - Class A(b)	286,087	80,238,821
CyberArk Software, Ltd.(b)(c)	214,840	62,649,492
F5, Inc.(b)	288,514	63,530,783
Fastly, Inc. - Class A(b)	5,068,386	38,367,682
Fortinet, Inc.(b)	1,037,527	80,460,219
Gen Digital, Inc.(c)	2,370,126	65,012,556
Okta, Inc.(b)	758,942	56,419,748
Palo Alto Networks, Inc.(b)	296,086	101,202,195
Qualys, Inc.(b)	373,995	48,043,398
Rapid7, Inc.(b)	1,039,324	41,458,634
Rubrik, Inc. - Class A(b)(c)	1,099,835	35,359,695
SentinelOne, Inc. - Class A(b)(c)	2,266,403	54,212,360
Tenable Holdings, Inc.(b)	1,135,875	46,025,655
Trend Micro, Inc./Japan	916,423	54,367,768
Varonis Systems, Inc.(b)	906,294	51,205,611
Zscaler, Inc.(b)	346,236	59,185,582
		1,386,445,920
TOTAL COMMON STOCKS (Cost $1,444,222,638)		1,688,823,545

	Units	Value
SHORT-TERM INVESTMENTS - 3.8%
Investments Purchased with Proceeds from Securities Lending - 0.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50%(d)	7,494,652	$7,494,652

	Shares
Money Market Funds - 3.4%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(d)	58,396,078	58,396,078
TOTAL SHORT-TERM INVESTMENTS (Cost $65,890,730)		65,890,730
TOTAL INVESTMENTS - 100.5% (Cost $1,510,113,368)		$1,754,714,275
Liabilities in Excess of Other Assets - (0.5)%		(8,307,537)
TOTAL NET ASSETS - 100.0%		$1,746,406,738

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $7,314,523 which represented 0.4% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

19

Amplify Etho Climate Leadership U.S. ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 96.2%
Communication Services - 5.3%
Cargurus, Inc.(a)	27,659	$ 830,600
Cars.com, Inc.(a)	37,161	622,818
Electronic Arts, Inc.	4,812	690,233
Eventbrite, Inc. - Class A(a)	116,498	318,040
Interpublic Group of Cos., Inc.	19,562	618,746
John Wiley & Sons, Inc. - Class A	16,896	815,232
Netflix, Inc.(a)	1,053	746,861
New York Times Co. - Class A	14,771	822,302
Omnicom Group, Inc.	6,598	682,167
Paramount Global - Class B(b)	54,228	575,901
Take-Two Interactive Software, Inc.(a)	4,300	660,953
TechTarget, Inc.(a)	19,292	471,689
TEGNA, Inc.	42,719	674,106
T-Mobile US, Inc.	3,911	807,074
Verizon Communications, Inc.	15,214	683,261
		10,019,983
Consumer Discretionary - 13.4%
Asbury Automotive Group, Inc.(a)	2,709	646,340
Beazer Homes USA, Inc.(a)	19,458	664,880
Booking Holdings, Inc.	178	749,757
Burlington Stores, Inc.(a)	2,749	724,306
Carter’s, Inc.	7,537	489,754
Cheesecake Factory, Inc.	17,655	715,910
Chegg, Inc.(a)	84,314	149,236
Chipotle Mexican Grill, Inc.(a)	11,050	636,701
Columbia Sportswear Co.	7,863	654,123
Crocs, Inc.(a)	4,439	642,812
Deckers Outdoor Corp.(a)	4,080	650,556
Denny’s Corporation(a)	71,238	459,485
Etsy, Inc.(a)	9,288	515,763
Floor & Decor Holdings, Inc. - Class A(a)	4,924	611,413
Frontdoor, Inc.(a)	19,591	940,172
Gentex Corp.	17,674	524,741
Gentherm, Inc.(a)	11,087	516,100
G-III Apparel Group Ltd.(a)	22,004	671,562
Haverty Furniture Cos., Inc.	18,707	513,881
Helen of Troy Ltd.(a)	5,539	342,587
iRobot Corp.(a)	72,902	633,518
La-Z-Boy, Inc.	16,966	728,350
LCI Industries	5,187	625,241
Lear Corp.	4,408	481,133
Levi Strauss & Co. - Class A	31,937	696,227
Lithia Motors, Inc.	2,122	674,032
Marriott Vacations Worldwide Corp.	5,925	435,369
Meritage Homes Corp.	3,639	746,250
Modine Manufacturing Co.(a)	6,707	890,623
Movado Group, Inc.	23,148	430,553
Planet Fitness, Inc. - Class A(a)	10,194	827,957
Ralph Lauren Corp.	3,400	659,158

	Shares	Value
Ross Stores, Inc.	4,349	$ 654,568
Steven Madden Ltd.	15,097	739,602
Tesla, Inc.(a)	3,632	950,240
TJX Cos., Inc.	6,295	739,914
Tri Pointe Homes, Inc.(a)	16,509	748,023
Valvoline, Inc.(a)	14,321	599,334
Wayfair, Inc. - Class A(a)	9,403	528,261
YETI Holdings, Inc.(a)	16,560	679,457
		25,287,889
Consumer Staples - 4.4%
Church & Dwight Co., Inc.	6,119	640,782
Coty, Inc. - Class A(a)	53,361	501,060
Edgewell Personal Care Co.	16,517	600,228
Estee Lauder Cos., Inc. - Class A	4,142	412,916
Ingredion, Inc.	5,464	750,917
Kimberly-Clark Corp.	4,935	702,152
Kroger Co.	11,173	640,213
Performance Food Group Co.(a)	8,552	670,220
Sprouts Farmers Market, Inc.(a)	9,900	1,093,059
SunOpta, Inc.(a)	92,907	592,746
Sysco Corp.	7,863	613,786
TreeHouse Foods, Inc.(a)	16,386	687,884
USANA Health Sciences, Inc.(a)	13,162	499,103
		8,405,066
Financials - 17.7%
Ally Financial, Inc.	15,724	559,617
Amerant Bancorp, Inc.	27,406	585,666
American Express Co.	2,804	760,445
Arthur J Gallagher & Co.	2,554	718,619
Associated Banc-Corp.	29,676	639,221
Atlantic Union Bankshares Corp.	18,077	680,961
Bank of Hawaii Corp.	10,231	642,200
Bank OZK	14,043	603,709
BankUnited, Inc.	22,798	830,759
BOK Financial Corp.	6,939	725,958
Brown & Brown, Inc.	7,293	755,555
Camden National Corp.	19,041	786,774
Cass Information Systems, Inc.	13,252	549,693
Cohen & Steers, Inc.	8,302	796,577
Columbia Banking System, Inc.	32,987	861,291
Comerica, Inc.	11,608	695,435
Commerce Bancshares, Inc./MO	12,000	712,800
Discover Financial Services	4,869	683,072
Eastern Bankshares, Inc.	46,412	760,693
Essent Group Ltd.	10,725	689,510
First Busey Corp.	26,540	690,571
First Financial Bancorp	28,471	718,323
First Horizon Corp.	41,450	643,718
First Interstate BancSystem, Inc. - Class A	23,458	719,691
Global Payments, Inc.	4,777	489,260
HA Sustainable Infrastructure Capital, Inc.	22,476	774,748

The accompanying notes are an integral part of these financial statements.

20

Amplify Etho Climate Leadership U.S. ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Hamilton Lane, Inc. - Class A	5,663	$ 953,593
Hancock Whitney Corp.	13,863	709,370
Huntington Bancshares, Inc./OH	45,761	672,687
Jack Henry & Associates, Inc.	3,675	648,784
KeyCorp	40,374	676,264
LPL Financial Holdings, Inc.	2,417	562,267
Mastercard, Inc. - Class A	1,327	655,273
MSCI, Inc.	1,139	663,957
NMI Holdings, Inc. - Class A(a)	19,736	812,926
OneMain Holdings, Inc.	12,494	588,093
Pacific Premier Bancorp, Inc.	26,592	669,055
PayPal Holdings, Inc.(a)	9,529	743,548
PennyMac Financial Services, Inc.	7,008	798,702
Piper Sandler Cos.	3,216	912,733
Primerica, Inc.	2,523	668,973
Sandy Spring Bancorp, Inc.	27,531	863,647
Selective Insurance Group, Inc.	5,848	545,618
Visa, Inc. - Class A	2,288	629,086
Voya Financial, Inc.	8,635	684,065
W R Berkley Corp.	10,827	614,216
Webster Financial Corp.	12,573	586,027
Wintrust Financial Corp.	6,114	663,552
		33,397,302
Health Care - 13.7%
Agios Pharmaceuticals, Inc.(a)	21,827	969,774
Allogene Therapeutics, Inc.(a)	142,747	399,692
Alnylam Pharmaceuticals, Inc.(a)	4,164	1,145,225
Amgen, Inc.	2,230	718,528
AMN Healthcare Services, Inc.(a)	10,081	427,334
Arrowhead Pharmaceuticals, Inc.(a)	22,311	432,164
AtriCure, Inc.(a)	20,975	588,139
BioMarin Pharmaceutical, Inc.(a)	7,309	513,750
Bruker Corp.	6,796	469,332
Catalyst Pharmaceuticals, Inc.(a)	40,046	796,114
Cytokinetics, Inc.(a)	9,108	480,902
DexCom, Inc.(a)	4,603	308,585
Editas Medicine, Inc.(a)	85,999	293,257
Edwards Lifesciences Corp.(a)	6,679	440,747
Elanco Animal Health, Inc.(a)	39,203	575,892
Exact Sciences Corp.(a)	9,246	629,838
Exelixis, Inc.(a)	26,900	698,055
Glaukos Corp.(a)	6,772	882,256
Haemonetics Corp.(a)	7,481	601,323
IDEXX Laboratories, Inc.(a)	1,184	598,180
Insulet Corp.(a)	3,724	866,761
Integer Holdings Corp.(a)	5,472	711,360
Ionis Pharmaceuticals, Inc.(a)	14,725	589,883
Merck & Co., Inc.	4,839	549,517
Merit Medical Systems, Inc.(a)	8,427	832,840
Moderna, Inc.(a)	5,990	400,312
Neurocrine Biosciences, Inc.(a)	4,629	533,353

	Shares	Value
Nevro Corp.(a)	44,190	$ 247,022
Pacira BioSciences, Inc.(a)	21,845	328,767
Penumbra, Inc.(a)	2,861	555,921
Pfizer, Inc.	23,000	665,620
Premier, Inc. - Class A	28,881	577,620
Protagonist Therapeutics, Inc.(a)	22,062	992,790
Repligen Corp.(a)	3,470	516,405
ResMed, Inc.	3,223	786,799
Ultragenyx Pharmaceutical, Inc.(a)	13,676	759,702
United Therapeutics Corp.(a)	2,779	995,855
Veeva Systems, Inc. - Class A(a)	2,756	578,402
Veracyte, Inc.(a)	28,798	980,284
Vertex Pharmaceuticals, Inc.(a)	1,527	710,177
Zoetis, Inc.	3,774	737,364
		25,885,841
Industrials - 12.7%
A.O. Smith Corp.	7,135	640,937
AAON, Inc.	7,247	781,516
Alamo Group, Inc.	2,602	468,698
Atkore, Inc.	3,353	284,133
Bloom Energy Corp. - Class A(a)(b)	56,803	599,840
Brady Corp. - Class A	10,813	828,600
CSG Systems International, Inc.	12,385	602,530
Dayforce, Inc.(a)	9,639	590,389
Franklin Covey Co.(a)	16,258	668,692
Franklin Electric Co., Inc.	5,977	626,509
HNI Corp.	14,144	761,513
Illinois Tool Works, Inc.	2,380	623,727
John Bean Technologies Corp.	6,085	599,433
Kelly Services, Inc. - Class A	25,492	545,784
Lennox International, Inc.	1,307	789,807
Liquidity Services, Inc.(a)	34,319	782,473
Matson, Inc.	5,680	810,082
MSA Safety, Inc.	3,298	584,867
MYR Group, Inc.(a)	3,612	369,255
NORDSON Corp.	2,327	611,140
Paychex, Inc.	5,199	697,654
Paycom Software, Inc.	3,210	534,690
Plug Power, Inc.(a)(b)	185,496	419,221
Resideo Technologies, Inc.(a)	28,472	573,426
Robert Half, Inc.	8,052	542,785
Rockwell Automation, Inc.	2,192	588,464
Rush Enterprises, Inc. - Class A	11,927	630,103
SiteOne Landscape Supply, Inc.(a)	3,657	551,878
SS&C Technologies Holdings, Inc.	9,917	735,941
Steelcase, Inc. - Class A	48,803	658,352
Thermon Group Holdings, Inc.(a)	19,511	582,208
TPI Composites, Inc.(a)(b)	219,311	997,865
Trex Co., Inc.(a)	6,400	426,112
United Rentals, Inc.	885	716,611
Verisk Analytics, Inc.	2,709	725,904
W.W. Grainger, Inc.	629	653,412

The accompanying notes are an integral part of these financial statements.

21

Amplify Etho Climate Leadership U.S. ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Watts Water Technologies, Inc. - Class A	3,004	$ 622,399
Xylem, Inc./NY	4,940	667,048
		23,893,998
Information Technology - 24.3%
A10 Networks, Inc.	46,626	673,279
Adobe Systems, Inc.(a)	1,265	654,992
Advanced Micro Devices, Inc.(a)	3,536	580,187
Amkor Technology, Inc.	19,798	605,819
Analog Devices, Inc.	3,228	742,989
Ansys, Inc.(a)	1,839	585,961
Apple, Inc.	3,722	867,226
Applied Materials, Inc.	3,096	625,547
Arista Networks, Inc.(a)	2,203	845,555
Autodesk, Inc.(a)	2,452	675,477
Badger Meter, Inc.	3,946	861,846
BlackLine, Inc.(a)	9,886	545,114
Box, Inc. - Class A(a)	22,541	737,767
Cadence Design System, Inc.(a)	2,052	556,154
CDW Corp./DE	2,497	565,071
Cisco Systems, Inc.	12,789	680,631
Cognex Corp.	15,048	609,444
Cohu, Inc.(a)	19,152	492,206
CTS Corp.	13,642	660,000
Datadog, Inc. - Class A(a)	5,166	594,400
DocuSign, Inc.(a)	10,720	665,605
Dropbox, Inc. - Class A(a)	26,267	667,970
Dynatrace, Inc.(a)	13,747	735,052
Enphase Energy, Inc.(a)	5,277	596,406
Entegris, Inc.	4,542	511,111
EPAM Systems, Inc.(a)	2,313	460,356
Extreme Networks, Inc.(a)	55,310	831,309
F5, Inc.(a)	3,368	741,634
Gartner, Inc.(a)	1,340	679,058
GoDaddy, Inc. - Class A(a)	5,381	843,633
HubSpot, Inc.(a)	1,019	541,700
Infinera Corp.(a)(b)	105,825	714,319
InterDigital, Inc.	5,994	848,930
Intuit, Inc.	983	610,443
IPG Photonics Corp.(a)	7,039	523,138
KLA Corp.	915	708,585
Lam Research Corp.(a)	658	536,981
Lattice Semiconductor Corp.(a)	8,160	433,051
Littelfuse, Inc.	2,635	698,934
Lumentum Holdings, Inc.(a)	13,482	854,489
MaxLinear, Inc.(a)	34,215	495,433
Microsoft Corp.	1,517	652,765
MKS Instruments, Inc.	4,799	521,699
MongoDB, Inc.(a)	1,780	481,223
Monolithic Power Systems, Inc.	944	872,728
NetApp, Inc.	6,082	751,188
NetScout Systems, Inc.(a)	29,220	635,535

	Shares	Value
Novanta, Inc.(a)	3,654	$653,774
Nutanix, Inc. - Class A(a)	10,345	612,941
NVIDIA Corp.	7,070	858,581
Okta, Inc.(a)	6,102	453,623
Power Integrations, Inc.	8,922	572,079
PTC, Inc.(a)	3,380	610,631
Pure Storage, Inc. - Class A(a)	12,281	616,997
Qualcomm, Inc.	3,772	641,429
Rambus, Inc.(a)	10,328	436,048
Rogers Corp.(a)	5,379	607,881
Salesforce, Inc.	2,121	580,539
ScanSource, Inc.(a)	14,492	696,051
ServiceNow, Inc.(a)	838	749,499
Smartsheet, Inc. - Class A(a)	16,581	917,924
Teradyne, Inc.	5,658	757,776
Texas Instruments, Inc.	3,664	756,872
Trimble, Inc.(a)	9,918	615,809
Twilio, Inc. - Class A(a)	10,440	680,897
Universal Display Corp.	3,789	795,311
VeriSign, Inc.(a)	3,369	639,975
Workday, Inc. - Class A(a)	2,341	572,164
Zoom Video Communications, Inc. - Class A(a)	9,765	681,011
Zscaler, Inc.(a)	3,314	566,495
		45,847,247
Materials - 2.5%
AptarGroup, Inc.	4,437	710,763
Balchem Corp.	4,120	725,120
Berry Global Group, Inc.	10,555	717,529
Element Solutions, Inc.	25,556	694,101
Greif, Inc. - Class B	9,183	641,249
Kronos Worldwide, Inc.	54,105	673,607
Stepan Co.	7,090	547,703
		4,710,072
Utilities - 2.2%
American States Water Co.	8,836	735,950
American Water Works Co., Inc.	5,225	764,104
California Water Service Group	14,593	791,233
Middlesex Water Co.	12,158	793,188
Sunnova Energy International, Inc.(a)(b)	104,022	1,013,174
		4,097,649
TOTAL COMMON STOCKS (Cost $168,912,604)		181,545,047
REAL ESTATE INVESTMENT TRUSTS - 3.8%
AGNC Investment Corp.(b)	64,474	674,398
American Assets Trust, Inc.	29,132	778,407
Apple Hospitality REIT, Inc.	38,971	578,719
Easterly Government Properties, Inc.	55,460	753,147
Essential Properties Realty Trust, Inc.(b)	23,941	817,585
Hudson Pacific Properties, Inc.	98,971	473,081

The accompanying notes are an integral part of these financial statements.

22

Amplify Etho Climate Leadership U.S. ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Prologis, Inc.	4,903	$619,151
Rexford Industrial Realty, Inc.	12,690	638,434
Ryman Hospitality Properties, Inc.	5,523	592,287
Sunstone Hotel Investors, Inc.	57,300	591,336
Xenia Hotels & Resorts, Inc.	42,531	628,183
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,869,524)		7,144,728
SHORT-TERM INVESTMENTS - 2.5%
Investments Purchased with Proceeds from Securities Lending- 2.5%
First American Government Obligations Fund - Class X, 4.82%(c)	4,687,171	4,687,171
Money Market Funds - 0.0%(d) Invesco Government & Agency Portfolio - Institutional Class, 4.85%(c)	36,476	36,476
TOTAL SHORT-TERM INVESTMENTS (Cost $4,723,647)		4,723,647
TOTAL INVESTMENTS - 102.5% (Cost $180,505,775)		$193,413,422
Liabilities in Excess of Other Assets - (2.5)%		(4,634,019)
TOTAL NET ASSETS - 100.0%		$188,779,403

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $4,424,583 which represented 2.3% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

23

Amplify Global Cloud Technology ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 95.8%
Communication Services - 0.3%
KINX, Inc.	1,349	$77,781
Information Technology - 95.5%(a)
8x8, Inc.(b)	6,242	12,734
Appfolio, Inc. - Class A(b)	1,762	414,775
Appian Corp. - Class A(b)	3,518	120,105
Applied Digital Corp.(b)(c)	7,658	63,179
Backblaze, Inc. - Class A(b)	2,085	13,323
Blackbaud, Inc.(b)	2,512	212,716
Box, Inc. - Class A(b)	6,967	228,030
Bytes Technology Group PLC	66,388	458,604
Chinasoft International Ltd.	764,842	513,997
Cloudflare, Inc. - Class A(b)	8,951	724,046
CommVault Systems, Inc.(b)	2,127	327,239
Confluent, Inc. - Class A(b)	15,699	319,946
Cybozu, Inc.	14,645	200,365
Data#3 Ltd.	42,781	224,969
Datadog, Inc. - Class A(b)	6,374	733,392
DigitalOcean Holdings, Inc.(b)	4,460	180,139
Domo, Inc. - Class B(b)	1,856	13,939
Dropbox, Inc. - Class A(b)	15,831	402,582
Elastic NV(b)	15,417	1,183,409
Fastly, Inc. - Class A(b)	6,741	51,029
GDS Holdings Ltd. - ADR(b)(c)	49,826	1,016,450
Gitlab, Inc. - Class A(b)	7,808	402,424
Grid Dynamics Holdings, Inc.(b)	3,729	52,206
HashiCorp, Inc. - Class A(b)	9,870	334,198
Hennge KK(b)	9,006	73,161
Informatica, Inc. - Class A(b)	14,738	372,577
Intapp, Inc.(b)	3,633	173,766
IONOS Group SE(b)	38,648	966,178
Jamf Holding Corp.(b)	6,209	107,726
JFrog Ltd.(b)	5,372	156,003
Kingsoft Cloud Holdings Ltd. - ADR(b)	70,009	205,827
Kyndryl Holdings, Inc.(b)	11,248	258,479
Megaport Ltd.(b)	44,045	223,672
MicroStrategy, Inc. - Class A(b)	5,869	989,513
MongoDB, Inc.(b)	2,422	654,788
N-able, Inc./US(b)	9,032	117,958
nCino, Inc.(b)	5,621	177,567
NetApp, Inc.	6,007	741,925
NEXTDC Ltd.(b)	95,328	1,157,343
Nice, Ltd.(b)	6,765	1,179,969
NS Solutions Corp.	44,680	1,166,665
Nutanix, Inc. - Class A(b)	11,167	661,645
Okta, Inc.(b)	8,264	614,346
Open Text Corp.	35,155	1,171,530
PagerDuty, Inc.(b)	4,525	83,939

	Shares	Value
Pure Storage, Inc. - Class A(b)	14,948	$750,988
Rackspace Technology, Inc.(b)	10,993	26,933
RingCentral, Inc. - Class A(b)	4,465	141,228
Samsara, Inc. - Class A(b)	18,107	871,309
SCSK Corp.	54,300	1,123,468
Sinch AB(b)(d)(e)	233,523	703,569
Smartsheet, Inc. - Class A(b)	6,729	372,517
SolarWinds Corp.	8,242	107,558
SP Soft Co. Ltd.(b)	6,689	42,455
Super Micro Computer, Inc.(b)	1,692	704,549
TechMatrix Corp.	12,311	206,733
Teradata Corp.(b)	4,674	141,809
Unisys Corp.(b)	3,372	19,153
Vnet Group, Inc. - ADR(b)	72,639	296,367
Zeta Global Holdings Corp. - Class A(b)	10,700	319,181
		25,286,190
TOTAL COMMON STOCKS (Cost $23,581,145)		25,363,971
REAL ESTATE INVESTMENT TRUSTS - 3.9%
Digital Core REIT Management Pte Ltd.	358,860	220,699
Keppel DC REIT	475,691	805,187
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,026,977)		1,025,886
SHORT-TERM INVESTMENTS - 4.1%
Investments Purchased with Proceeds from Securities Lending - 3.8%
First American Government Obligations Fund - Class X, 4.82%(f)	1,022,601	1,022,601
Money Market Funds - 0.3%
Invesco Government & Agency Portfolio – Institutional Class, 4.85%(f)	74,740	74,740
TOTAL SHORT-TERM INVESTMENTS (Cost $1,097,341)		1,097,341
TOTAL INVESTMENTS - 103.8% (Cost $25,705,463)		$27,487,198
Liabilities in Excess of Other Assets - (3.8)%		(1,006,475)
TOTAL NET ASSETS - 100.0%		$26,480,723

The accompanying notes are an integral part of these financial statements.

24

Amplify Global Cloud Technology ETF
Schedule of Investments
September 30, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AB - Aktiebolag
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $981,953 which represented 3.7% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $703,569 or 2.7% of the Fund’s net assets.

(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2024, the value of these securities total $703,569 or 2.7% of the Fund’s net assets.

(f)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

25

Amplify High Income ETF
Schedule of Investments
September 30, 2024

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Equity - 43.8%
abrdn Global Premier Properties Fund(a)	2,423,242	$11,195,378
abrdn Healthcare Investors(a)	867,129	16,145,942
abrdn Healthcare Opportunities Fund(a)	226,525	5,001,672
abrdn Life Sciences Investors	776,002	11,702,110
BlackRock ESG Capital Allocation Term Trust	904,950	16,053,813
BlackRock Health Sciences Term Trust	971,616	15,390,398
BlackRock Innovation and Growth Term Trust(a)	1,996,835	15,076,104
BlackRock Science and Technology Term Trust(a)	754,457	14,485,575
Calamos Long/Short Equity & Dynamic Income Trust(a)	261,481	4,102,637
CBRE Global Real Estate Income Fund(a)	3,197,949	21,010,525
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	530,922	4,608,403
Eaton Vance Tax-Advantaged Dividend Income Fund	191,725	4,733,690
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	347,600	4,796,880
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	526,403	4,590,234
India Fund, Inc.	252,059	4,794,162
Kayne Anderson Energy Infrastructure Fund(a)	422,470	4,647,170
Liberty All Star Growth Fund, Inc.	792,993	4,448,691
Liberty All-Star Equity Fund	704,113	4,999,202
Neuberger Berman Energy Infrastructure and Income Fund, Inc.(a)	570,110	4,674,902
Neuberger Berman Next Generation Connectivity Fund, Inc.	336,480	4,317,038
Nuveen Real Asset Income and Growth Fund	762,364	10,421,516
NYLI CBRE Global Infrastructure Megatrends Term Fund	1,192,227	17,776,105
Virtus Dividend Interest & Premium Strategy Fund	351,304	4,581,004
Virtus Total Return Fund, Inc.	1,751,170	10,857,254
Voya Global Equity Dividend and Premium Opportunity Fund	2,010,283	11,337,996
		231,748,401
Fixed Income - 55.8%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	971,062	16,896,479
abrdn Global Infrastructure Income Fund(a)	715,171	14,453,606
Advent Convertible and Income Fund(a)	996,194	11,695,318
BlackRock Capital Allocation Term Trust(a)	966,654	15,901,458

	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	515,422	$5,185,145
BlackRock Credit Allocation Income Trust	437,420	4,934,098
BlackRock Debt Strategies Fund, Inc.(a)	460,656	5,081,036
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	999,625	13,195,050
BlackRock Floating Rate Income Trust	640,218	8,284,421
Blackstone Strategic Credit 2027 Term Fund	387,372	4,772,423
Brookfield Real Assets Income Fund, Inc.	338,090	4,631,833
DoubleLine Income Solutions Fund(a)	398,935	5,178,176
Eaton Vance Ltd. Duration Income Fund	468,077	4,919,489
First Trust High Yield Opportunities 2027 Term Fund(a)	322,642	4,878,347
First Trust Senior Floating Rate Income Fund II	737,213	7,637,527
Franklin Ltd. Duration Income Trust	1,146,405	7,646,521
Guggenheim Active Allocation Fund/DE(a)	299,198	4,951,727
KKR Income Opportunities Fund(a)	357,306	5,273,837
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	1,838,810	9,267,602
Nuveen Core Plus Impact Fund(a)	815,847	9,667,787
Nuveen Credit Strategies Income Fund	2,893,383	16,752,688
Nuveen Floating Rate Income Fund/ Closed-end Fund	1,839,248	16,222,167
Nuveen Multi-Asset Income Fund	672,721	8,893,372
Nuveen Preferred & Income Opportunities Fund	620,969	5,011,220
Nuveen Variable Rate Preferred & Income Fund(a)	246,644	4,671,437
PGIM Global High Yield Fund, Inc.(a)	382,569	4,889,232
PGIM High Yield Bond Fund, Inc.	359,217	5,007,485
RiverNorth Opportunities Fund, Inc.	608,675	7,864,081
Saba Capital Income & Opportunities Fund	1,206,670	9,158,625
Saba Capital Income & Opportunities Fund II(a)	561,771	4,780,671
Virtus Convertible & Income Fund	2,564,131	8,974,459
Western Asset Diversified Income Fund(a)	1,097,616	17,210,619
Western Asset Emerging Markets Debt Fund, Inc.	474,824	4,833,708
Western Asset High Income Fund II, Inc.(a)	2,554,526	11,520,912
Western Asset High Income Opportunity Fund, Inc.	1,199,738	4,858,939
		295,101,495
TOTAL INVESTMENT COMPANIES (Cost $508,705,303)		526,849,896

The accompanying notes are an integral part of these financial statements.

26

Amplify High Income ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Investments Purchased with Proceeds from Securities Lending - 1.9%
First American Government Obligations Fund - Class X, 4.82%(b)	9,857,081	$9,857,081
Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(b)	604,204	604,204
TOTAL SHORT-TERM INVESTMENTS (Cost $10,461,285)		10,461,285
TOTAL INVESTMENTS - 101.6% (Cost $519,166,588)		$537,311,181
Liabilities in Excess of Other Assets - (1.6)%		(8,318,552)
TOTAL NET ASSETS - 100.0%		$528,992,629

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $9,589,463 which represented 1.8% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

27

Amplify Junior Silver Miners ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.7%
Materials - 99.7%(a)
Adriatic Metals PLC - CDI(b)(c)	4,235,752	$10,314,331
Adriatic Metals PLC(b)	13,270	32,395
Americas Gold & Silver Corp.(b)(c)	6,898,455	2,110,927
Andean Precious Metals Corp.(b)(c)	8,215,063	7,966,048
Artemis Gold, Inc.(b)	4,836,185	46,430,526
Ascot Resources, Ltd.(b)(c)	11,309,180	1,339,405
Avino Silver & Gold Mines Ltd.(b)(c)	6,889,240	7,578,164
Aya Gold & Silver, Inc.(b)	3,669,491	47,805,649
Bear Creek Mining Corp.(b)	4,988,292	1,310,814
Boliden AB	414,833	14,098,413
Chesapeake Gold Corp.(b)(c)	923,823	1,278,766
Cia de Minas Buenaventura SAA - ADR	2,103,901	29,117,990
Coeur Mining, Inc.(b)	12,011,091	82,636,306
Develop Global Ltd.(b)	4,230,861	7,279,204
Eldorado Gold Corp.(b)	908,617	15,782,677
Endeavour Silver Corp.(b)(c)	7,282,855	28,694,449
First Majestic Silver Corp.(c)	5,705,851	34,235,106
Fortuna Mining Corp.(b)(c)	5,377,373	24,897,237
Fresnillo PLC	1,369,127	11,230,030
Gatos Silver, Inc.(b)	2,230,133	33,630,406
Generation Mining Ltd.(b)(c)	19,221,131	3,272,409
GoGold Resources, Inc.(b)	9,145,358	8,665,057
Guanajuato Silver Co. Ltd.(b)	20,329,115	3,498,663
Harmony Gold Mining Co. Ltd. - ADR	7,890,016	80,241,463
Hecla Mining Co.	7,924,821	52,858,556
Hochschild Mining PLC(b)	7,346,672	18,092,727
i-80 Gold Corp.(b)(c)	19,823,761	22,995,563
Industrias Penoles SAB de CV(b)	744,782	9,916,748
Ivanhoe Electric, Inc./US(b)	266,751	2,256,713
KGHM Polska Miedz SA	288,450	11,981,469
Kingsgate Consolidated, Ltd.(b)	5,163,292	4,979,032
Kootenay Resources, Inc.(b)	232,409	10,322
MAG Silver Corp.(b)	2,801,860	39,338,114
McEwen Mining, Inc.(b)	152,859	1,421,589
Pan American Silver Corp.	4,221,290	88,098,322
Prime Mining Corp.(b)	7,042,638	8,236,699
Santacruz Silver Mining Ltd.(b)	17,395,205	4,313,552
Seabridge Gold, Inc.(b)	2,767,574	46,467,567
Sierra Metals, Inc.(b)(c)	5,330,534	2,998,783
Silver Mines Ltd.(b)	36,826,885	2,324,930
Silvercorp Metals, Inc.	6,396,036	27,950,677
SilverCrest Metals, Inc.(b)	3,484,326	32,230,016
Skeena Resources Ltd.(b)(c)	4,164,308	35,417,964
Sombrero Resources, Inc.(b)	585,867	130,101
SSR Mining, Inc.	2,766,447	15,713,419
Taseko Mines Ltd.(b)	13,578,954	34,218,964
Trevali Mining Corp.(b)(d)	967,999	0
Trilogy Metals, Inc.(b)	1,065,498	515,701
Triple Flag Precious Metals Corp.	533,520	8,632,354

	Shares	Value
Vizsla Silver Corp.(b)(c)	9,667,860	$18,534,925
Wheaton Precious Metals Corp.	780,362	47,664,511
		1,040,745,753
TOTAL COMMON STOCKS (Cost $786,143,876)		1,040,745,753
SHORT-TERM INVESTMENTS - 2.9%
Investments Purchased with Proceeds from Securities Lending - 2.6%
First American Government Obligations Fund - Class X, 4.82%(e)	27,047,408	27,047,408
Money Market Funds - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(e)	3,747,838	3,747,838
TOTAL SHORT-TERM INVESTMENTS (Cost $30,795,246)		30,795,246
TOTAL INVESTMENTS - 102.6% (Cost $816,939,122)		$1,071,540,999
Liabilities in Excess of Other Assets - (2.6)%		(27,519,877)
TOTAL NET ASSETS - 100.0%		$1,044,021,122

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AB - Aktiebolag
CDI - CHESS DespositaryReceipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátilde Capital Variable
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $22,913,688 which represented 2.2% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

28

Amplify Lithium & Battery Technology ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 21.8%
BYD Co. Ltd. - Class H	121,736	$ 4,444,217
EVgo, Inc.(a)(b)	81,929	339,186
Li Auto, Inc. - ADR(a)(b)	54,040	1,386,126
Lotus Technology, Inc - ADR(a)(b)	79,337	402,239
Lucid Group, Inc.(a)(b)	135,667	478,904
NIO, Inc. - ADR(a)(b)	163,576	1,092,688
Polestar Automotive Holding UK PLC - ADR(a)(b)	468,741	806,235
QuantumScape Corp.(a)(b)	101,368	582,866
Rivian Automotive, Inc. - Class A(a)(b)	52,803	592,450
Serve Robotics, Inc.(a)(b)	32,898	261,539
Tesla, Inc.(a)	17,199	4,499,774
Vinfast Auto Ltd.(a)(b)	78,442	299,648
XPeng, Inc. - ADR(a)(b)	76,803	935,461
Yadea Group Holdings Ltd.(c)(d)	265,455	471,914
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)(d)	121,180	522,203
		17,115,450
Industrials - 27.0%(e)
Advanced Energy Solution Holding Co. Ltd.	35,165	555,035
Ballard Power Systems, Inc.(a)(b)	252,635	454,743
Blink Charging Co.(a)(b)	120,996	208,113
Bloom Energy Corp. - Class A(a)(b)	57,486	607,052
Ceres Power Holdings PLC(a)	188,552	708,863
ChargePoint Holdings, Inc.(a)(b)	307,760	421,631
Contemporary Amperex Technology Co. Ltd. - Class A	182,324	6,545,744
Doosan Fuel Cell Co. Ltd.(a)	40,274	584,538
Ecopro BM Co. Ltd.(a)	6,071	856,542
Ecopro Materials Co. Ltd.(a)	9,680	998,571
Electreon Wireless Ltd.(a)	7,124	376,275
EnerSys	7,184	733,127
Enovix Corp.(a)(b)	50,438	471,091
Eos Energy Enterprises, Inc.(a)(b)	325,600	967,032
Fluence Energy, Inc.(a)	37,136	843,359
GS Yuasa Corp.	33,005	653,900
Kempower Oyj(a)(b)	18,854	241,774
L&F Co. Ltd.(a)	8,660	751,633
LG Energy Solution Ltd.(a)	4,216	1,336,340
Nikola Corp.(a)(b)	137,924	631,692
Plug Power, Inc.(a)(b)	263,741	596,055
SK IE Technology Co. Ltd.(a)(c)(d)	20,887	578,198
Sungeel Hitech Co. Ltd.(a)	12,170	545,356
Vitzrocell Co. Ltd.	37,829	538,637
		21,205,301
Information Technology - 12.1%
Daejoo Electronic Materials Co. Ltd.(a)	6,743	577,515
Dynapack International Technology Corp.	169,713	557,728
Kohoku Kogyo Co. Ltd.	26,155	577,785
Lotte Energy Materials Corp.	20,311	639,912

	Shares	Value
NAURA Technology Group Co. Ltd. - Class A	38,518	$ 2,009,210
Phoenix Silicon International Corp.	152,483	604,699
Samsung SDI Co. Ltd.	5,115	1,480,483
Simplo Technology Co. Ltd.	55,653	621,659
SolarEdge Technologies, Inc.(a)	22,615	518,110
TDK Corp.	150,565	1,909,758
		9,496,859
Materials - 38.6%(e)
African Rainbow Minerals Ltd.	47,968	525,725
Albemarle Corp.(b)	12,900	1,221,759
AMG Critical Materials NV	28,760	547,764
Aneka Tambang Tbk	6,104,584	596,749
Arcadium Lithium PLC(a)	231,922	660,978
BHP Group Ltd.	167,193	5,312,448
Dowa Holdings Co. Ltd.	17,323	633,379
Eramet SA	6,488	511,327
First Quantum Minerals Ltd.	84,559	1,152,921
Ganfeng Lithium Group Co. Ltd. - Class H(c)(d)	323,101	931,001
GMK Norilskiy Nickel PAO - ADR(a)(f)	182,937	0
IGO Ltd.	168,498	682,636
Ivanhoe Electric, Inc./US(a)(b)	69,844	590,880
Jinchuan Group International Resources Co. Ltd.	7,069,503	609,295
Johnson Matthey PLC	33,077	672,622
Jupiter Mines Ltd.	3,120,291	377,511
Leo Lithium Ltd.(a)(f)	742,011	0
Liontown Resources Ltd.(a)(b)	867,557	482,826
Lithium Americas Argentina Corp.(a)(b)	205,442	669,741
Lithium Americas Corp.(a)(b)	213,820	577,314
Lundin Mining Corp.	91,772	961,521
Merdeka Battery Materials Tbk PT(a)	13,332,814	515,171
Mineral Resources Ltd.	23,597	848,967
MP Materials Corp.(a)(b)	50,577	892,684
Nickel Industries Ltd.	992,706	634,832
Patriot Battery Metals, Inc.(a)	1,508,606	448,478
Pilbara Minerals Ltd.(a)(b)	391,528	885,130
Resonac Holdings Corp.	31,956	818,216
Sigma Lithium Corp.(a)(b)	53,027	655,414
Sociedad Quimica y Minera de Chile SA - ADR(b)	22,052	919,127
South32 Ltd.	517,405	1,348,555
Sumitomo Metal Mining Co. Ltd.	30,751	918,090
Tianqi Lithium Corp. - Class H	264,189	937,967
TMC the metals co., Inc.(a)(b)	472,022	500,343
Trimegah Bangun Persada Tbk PT	8,604,200	511,478
Umicore SA	46,255	600,360
Vale Indonesia Tbk PT(a)	2,046,164	551,410
Vulcan Energy Resources Ltd.(a)(b)	189,408	591,880
		30,296,499
TOTAL COMMON STOCKS (Cost $98,686,924)		78,114,109

The accompanying notes are an integral part of these financial statements.

29

Amplify Lithium & Battery Technology ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 23.7%
Investments Purchased with Proceeds from Securities Lending - 23.6%
First American Government Obligations Fund - Class X, 4.82%(g)	18,584,516	$18,584,516
Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(g)	72,747	72,747
TOTAL SHORT-TERM INVESTMENTS (Cost $18,657,263)		18,657,263
TOTAL INVESTMENTS - 123.2% (Cost $117,344,187)		$96,771,372
Liabilities in Excess of Other Assets - (23.2)%		(18,203,639)
TOTAL NET ASSETS - 100.0%		$78,567,733

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $17,342,562 which represented 22.1% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $2,503,316 or 3.2% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2024, the value of these securities total $2,503,316 or 3.2% of the Fund’s net assets.

(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(g)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

30

Amplify Mobile Payments ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.7%
Financials - 94.6%(a)
Adyen NV(b)(c)(d)	8,916	$13,956,811
Affirm Holdings, Inc.(b)	301,994	12,327,395
American Express Co.	67,401	18,279,151
Block, Inc.(b)	193,170	12,967,502
Coinbase Global, Inc. - Class A(b)	61,975	11,042,086
Corpay, Inc.(b)	43,413	13,577,850
Discover Financial Services	95,098	13,341,298
Dlocal Ltd./Uruguay(b)(e)	124,287	994,296
Euronet Worldwide, Inc.(b)	62,233	6,175,381
EVERTEC, Inc.	63,596	2,155,268
Fidelity National Information Services, Inc.	161,065	13,489,194
Fiserv, Inc.(b)	101,396	18,215,791
Global Payments, Inc.	116,918	11,974,742
GMO Payment Gateway, Inc.	66,646	4,100,145
Green Dot Corp. - Class A(b)	78,835	923,158
International Money Express, Inc.(b)	50,133	926,959
Kakaopay Corp.(b)	48,189	899,145
Marqeta, Inc. - Class A(b)	537,674	2,645,356
Mastercard, Inc. - Class A	36,183	17,867,165
Nexi SpA(b)(c)(d)	969,166	6,589,316
Pagseguro Digital Ltd. - Class A(b)	250,157	2,153,852
PayPal Holdings, Inc.(b)	249,639	19,479,331
PayPoint PLC	93,334	846,306
QIWI PLC - ADR(b)(e)(f)	235,051	0
Shift4 Payments, Inc. - Class A(b)	98,190	8,699,634
StoneCo Ltd. - Class A(b)	382,738	4,309,630
Toast, Inc. - Class A(b)	514,312	14,560,173
Visa, Inc. - Class A	63,451	17,445,852
Western Union Co.	401,890	4,794,548
WEX, Inc.(b)	56,926	11,939,090
Wise PLC - Class A(b)	1,049,740	9,455,151
Worldline SA(b)(c)(d)	337,180	2,460,305
Zip Co. Ltd.(b)	1,906,345	3,636,953
		282,228,834
Information Technology - 5.1%
ACI Worldwide, Inc.(b)	133,979	6,819,531
NCR Voyix Corp.(b)	178,875	2,427,334
Q2 Holdings, Inc.(b)	73,459	5,859,825
		15,106,690
TOTAL COMMON STOCKS (Cost $338,086,568)		297,335,524
SHORT-TERM INVESTMENTS - 1.0%
Investments Purchased with Proceeds from Securities Lending - 0.6%
First American Government Obligations Fund - Class X, 4.82%(g)	1,916,003	1,916,003

	Shares	Value
Money Market Funds - 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(g)	1,112,097	$1,112,097
TOTAL SHORT-TERM INVESTMENTS (Cost $3,028,100)		3,028,100
TOTAL INVESTMENTS - 100.7% (Cost $341,114,668)		$300,363,624
Liabilities in Excess of Other Assets - (0.7)%		(2,037,571)
TOTAL NET ASSETS - 100.0%		$298,326,053

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $23,006,432 or 7.7% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2024, the value of these securities total $23,006,432 or 7.7% of the Fund’s net assets.

(e)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $874,384 which represented 0.3% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(g)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

31

Amplify Natural Resources Dividend Income ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.3%
Commodity Chemicals - 5.1%
Dow, Inc.	6,453	$ 352,528
LyondellBasell Industries NV - Class A	3,869	371,037
		723,565
Diversified Chemicals - 2.1%
Huntsman Corp.	12,397	300,007
Fertilizers & Agricultural Chemicals - 5.8%
FMC Corp.	4,687	309,061
ICL Group Ltd.	57,054	242,480
Nutrien Ltd.	5,788	278,171
		829,712
Integrated Oil & Gas - 20.0%
BP PLC - ADR	9,413	295,474
Chevron Corp.	1,800	265,086
Eni SpA - ADR(a)	10,676	323,590
Equinor ASA - ADR(a)	11,249	284,937
Exxon Mobil Corp.	1,882	220,608
Petroleo Brasileiro SA - ADR	49,546	713,958
Shell PLC - ADR	3,560	234,782
Suncor Energy, Inc.	7,215	266,378
TotalEnergies SE - ADR	4,046	261,452
		2,866,265
Oil & Gas Drilling - 2.7%
Noble Corp. PLC	6,223	224,899
Patterson-UTI Energy, Inc.	21,265	162,677
		387,576
Oil & Gas Exploration & Production - 8.6%
APA Corp.	7,147	174,816
Canadian Natural Resources Ltd.	8,434	280,093
Coterra Energy, Inc.	8,275	198,186
Devon Energy Corp.	4,416	172,754
Murphy Oil Corp.	5,054	170,522
Veren, Inc.	37,931	233,276
		1,229,647
Oil & Gas Refining & Marketing - 6.0%
HF Sinclair Corp.	5,564	247,987
Phillips 66	1,580	207,691
Sunoco LP	7,597	407,807
		863,485
Oil & Gas Storage & Transportation - 43.7%(b)
Antero Midstream Corp.	27,969	420,933
Cheniere Energy Partners LP	7,331	357,166
DT Midstream, Inc.	3,457	271,928
Enbridge, Inc.	13,165	534,631
Energy Transfer LP	31,936	512,573
EnLink Midstream LLC	18,315	265,751
Enterprise Products Partners LP	15,678	456,387
Kinder Morgan, Inc.	17,106	377,871
MPLX LP	12,322	547,836

	Shares	Value
ONEOK, Inc.	3,844	$350,304
Pembina Pipeline Corp.	8,976	370,170
Plains All American Pipeline LP	24,815	431,036
TC Energy Corp.	10,781	512,637
Western Midstream Partners LP	13,796	527,835
Williams Cos., Inc.	6,896	314,802
		6,251,860
Specialty Chemicals - 1.8%
Eastman Chemical Co.	2,285	255,806
Steel - 3.5%
Gerdau SA - ADR	142,132	497,462
TOTAL COMMON STOCKS (Cost $13,767,753)		14,205,385
SHORT-TERM INVESTMENTS - 4.5%
Investments Purchased with Proceeds from Securities Lending - 4.2%
First American Government Obligations Fund - Class X, 4.82%(c)	601,824	601,824
Money Market Funds - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(c)	36,166	36,166
TOTAL SHORT-TERM INVESTMENTS (Cost $637,990)		637,990
TOTAL INVESTMENTS - 103.8% (Cost $14,405,743)		$14,843,375
Liabilities in Excess of Other Assets - (3.8)%		(549,855)
TOTAL NET ASSETS - 100.0%		$14,293,520

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $590,236 which represented 4.1% of net assets.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

32

Amplify Online Retail ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Marketplace - 40.1%(a)
Affirm Holdings, Inc.(b)	104,636	$ 4,271,241
Alibaba Group Holding Ltd.	127,900	1,811,265
BigCommerce Holdings, Inc.(b)	576,479	3,372,402
Copart, Inc.(b)	61,737	3,235,019
Coupang, Inc.(b)	54,558	1,339,399
Delivery Hero SE(b)(c)(d)	42,837	1,731,609
DoorDash, Inc. - Class A(b)	26,370	3,763,790
Etsy, Inc.(b)	48,200	2,676,546
Fiverr International Ltd.(b)(e)	58,179	1,505,091
Global-e Online Ltd.(b)	36,608	1,407,212
JD.com, Inc. - Class A	82,550	1,775,874
KE Holdings, Inc. - ADR	81,057	1,613,845
Liquidity Services, Inc.(b)	193,157	4,403,980
Lyft, Inc. - Class A(b)	211,907	2,701,814
Maplebear, Inc.(b)	94,787	3,861,622
Meituan - Class B(b)(c)(d)	86,600	1,917,631
MercadoLibre, Inc.(b)	833	1,709,283
Mercari, Inc.(b)	105,600	1,850,805
Ozon Holdings PLC - ADR(b)(e)(f)	106,678	0
PayPal Holdings, Inc.(b)	50,817	3,965,250
PDD Holdings, Inc. - ADR(b)	9,736	1,312,510
Sea Ltd. - ADR(b)	19,325	1,821,961
Shopify, Inc. - Class A(b)	17,213	1,379,450
Uber Technologies, Inc.(b)	49,583	3,726,658
Upwork, Inc.(b)	281,015	2,936,607
Vivid Seats, Inc. - Class A(b)	647,558	2,395,965
VTEX - Class A(b)	163,525	1,216,626
		63,703,455
Omnichannel - 9.7%
Apple, Inc.	4,316	1,005,628
Best Buy Co., Inc.	10,143	1,047,772
CarMax, Inc.(b)	10,870	841,121
Dick’s Sporting Goods, Inc.	3,671	766,138
Dillard’s, Inc. - Class A(e)	1,725	661,865
Gap, Inc.	36,844	812,410
H & M Hennes & Mauritz AB - Class B	14,539	247,848
Home Depot, Inc.	2,197	890,224
Industria de Diseno Textil SA	5,114	303,294
Kohl’s Corp.	31,026	654,649
Lululemon Athletica, Inc.(b)	2,060	558,981
Macy’s, Inc.	40,248	631,491
Next PLC	2,070	271,606
NIKE, Inc. - Class B	8,092	715,333
Nordstrom, Inc.	38,846	873,647
Tapestry, Inc.	18,507	869,459
Target Corp.	4,655	725,528
Ulta Beauty, Inc.(b)	1,816	706,642
Victoria’s Secret & Co.(b)	41,816	1,074,671
Walmart, Inc.	12,421	1,002,996
Williams-Sonoma, Inc.	5,136	795,669
		15,456,972

	Shares	Value
Traditional - 39.5%(a)
1-800-Flowers.com, Inc. - Class A(b)	370,961	$2,941,721
Allegro.eu SA(b)(c)(d)	144,210	1,308,540
Amazon.com, Inc.(b)	18,777	3,498,718
ASKUL Corp.	80,200	1,212,756
Auto1 Group SE(b)(c)(d)	236,797	2,682,406
Beyond, Inc.(b)	170,693	1,720,585
Carvana Co.(b)	38,593	6,719,427
Chewy, Inc. - Class A(b)	223,316	6,540,926
DocMorris AG(b)	13,576	600,302
eBay, Inc.	65,830	4,286,191
Figs, Inc. - Class A(b)(e)	662,893	4,534,188
HelloFresh SE(b)	178,683	1,833,853
Hims & Hers Health, Inc.(b)	268,656	4,948,644
Redcare Pharmacy NV(b)(c)(d)	8,919	1,290,041
Revolve Group, Inc.(b)(e)	170,516	4,225,387
Shutterstock, Inc.	79,199	2,801,269
Spotify Technology SA(b)	4,244	1,564,041
Temple & Webster Group Ltd.(b)	164,292	1,512,484
Vipshop Holdings Ltd. - ADR	80,893	1,272,447
Wayfair, Inc. - Class A(b)	66,513	3,736,700
Zalando SE(b)(c)(d)	46,046	1,522,156
ZOZO, Inc.	57,300	2,088,662
		62,841,444
Travel - 10.6%
Airbnb, Inc. - Class A(b)	21,529	2,730,092
Booking Holdings, Inc.	985	4,148,938
Despegar.com Corp.(b)	100,394	1,244,886
Expedia Group, Inc.(b)	25,249	3,737,357
MakeMyTrip Ltd.(b)	17,947	1,668,174
Trip.com Group Ltd.(b)	24,600	1,555,018
TripAdvisor, Inc.(b)	127,699	1,850,358
		16,934,823
TOTAL COMMON STOCKS (Cost $189,731,174)		158,936,694
SHORT-TERM INVESTMENTS - 3.9%
Investments Purchased with Proceeds from Securities Lending - 3.8%
First American Government Obligations Fund - Class X, 4.82%(g)	6,058,557	6,058,557
Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(g)	119,742	119,742
TOTAL SHORT-TERM INVESTMENTS (Cost $6,178,299)		6,178,299
TOTAL INVESTMENTS - 103.8% (Cost $195,909,473)		$165,114,993
Liabilities in Excess of Other Assets - (3.8)%		(6,090,986)
TOTAL NET ASSETS - 100.0%		$159,024,007

The accompanying notes are an integral part of these financial statements.

33

Amplify Online Retail ETF
Schedule of Investments
September 30, 2024(Continued)
Percentages are stated as a percent of net assets.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AB - Aktiebolag
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $10,452,383 or 6.6% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2024, the value of these securities total $10,452,383 or 6.6% of the Fund’s net assets.

(e)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $4,601,590 which represented 2.9% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(g)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

34

Amplify Samsung SOFR ETF
Schedule of Investments
September 30, 2024

	Shares	Value
REPURCHASE AGREEMENTS - 99.9%
Curvature Securities, LLC, 5.00%, dated 9/30/2024, due 10/1/2024, repurchase price $62,307,845 (collateralized by a U.S. Treasury Note 1.75% 11/15/2029: total value $62,056,503)	62,299,193	$62,299,193
Clear Street, LLC, 5.00%, dated 9/30/2024, due 10/1/2024, repurchase price $59,999,265 (collateralized by U.S. Treasury Notes 3.75% 12/31/2030 & 4.38% 8/31/2028: total value $60,156,122)	59,999,265	59,999,265
Buckler Securities, LLC, 4.98%, dated 9/25/2024, due 10/2/2024, repurchase price $73,966,000 (collateralized by a U.S. Treasury Note 0.88% 6/30/2026: total value $70,058,100)	70,000,000	70,000,000
Buckler Securities, LLC, 5.00%, dated 9/30/2024, due 10/7/2024, repurchase price $48,573,000 (collateralized by a U.S. Treasury Note 4.50% 5/15/2027: total value $50,006,944)	50,000,000	50,000,000
		242,298,458
TOTAL REPURCHASE AGREEMENTS (Cost $242,298,458)		242,298,458
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(a)	106,826	106,826
TOTAL SHORT-TERM INVESTMENTS (Cost $106,826)		106,826
TOTAL INVESTMENTS - 100.0% (Cost $242,405,284)		$242,405,284
Other Assets in Excess of Liabilities - 0.0%(b)		54,482
TOTAL NET ASSETS - 100.0%		$242,459,766

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

35

Amplify Seymour Cannabis ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 41.5%
Consumer Discretionary - 3.7%
GrowGeneration Corp.(a)	484,394	$ 1,031,759
Consumer Staples - 1.9%
Village Farms International, Inc.(a)(b)	562,770	523,376
Financials - 3.1%
Silver Spike Investment Corp.(b)	82,918	878,931
Health Care - 28.7%(c)
Aleafia Health, Inc.(a)(d)	80,872	0
Auxly Cannabis Group, Inc.(a)	3,041,044	78,699
Canopy Growth Corp.(a)(b)	35,152	169,433
Cara Therapeutics, Inc.(a)	63,506	19,560
Charlotte’s Web Holdings, Inc.(a)(b)	1,068,907	154,118
Clever Leaves Holdings, Inc.(a)(d)	5,249	0
Cronos Group, Inc.(a)	507,917	1,112,338
Curaleaf Holdings, Inc.(a)	682,364	2,078,701
Jazz Pharmaceuticals PLC(a)	537	59,827
MediPharm Labs Corp.(a)	2,927,844	140,715
Organigram Holdings, Inc.(a)	164,536	297,810
SNDL, Inc.(a)	289,526	596,424
TerrAscend Corp.(a)	1,044,276	1,335,796
Tilray Brands, Inc.(a)(b)	1,132,544	1,993,277
		8,036,698
Industrials - 0.4%
Hydrofarm Holdings Group, Inc.(a)	166,326	114,599
Information Technology - 3.7%
WM Technology, Inc.(a)	1,176,741	1,023,765
TOTAL COMMON STOCKS (Cost $69,214,945)		11,609,128
REAL ESTATE INVESTMENT TRUSTS - 10.2%
Chicago Atlantic Real Estate Finance, Inc.	29,072	450,907
Innovative Industrial Properties, Inc.	17,856	2,403,418
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,087,440)		2,854,325
	Contracts
RIGHTS - 0.0%(e)
Health Care - 0.0%(e)
Harmony Biosciences Holdings, Inc., Expires 10/12/2024, Exercise Price $2.54(a)(d)	220,858	0
TOTAL RIGHTS (Cost $0)		0

	Shares	Value
SHORT-TERM INVESTMENTS - 15.5%
Investments Purchased with Proceeds from Securities Lending - 8.8%
First American Government Obligations Fund - Class X, 4.82%(f)	2,458,138	$2,458,138
Money Market Funds - 6.7%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(f)	1,880,226	1,880,226
TOTAL SHORT-TERM INVESTMENTS (Cost $4,338,364)		4,338,364
TOTAL INVESTMENTS - 67.1% (Cost $75,640,749)		$18,801,817
Other Assets in Excess of Liabilities - 32.8%		9,176,144
TOTAL NET ASSETS - 100.0%		$27,977,961

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $2,101,883 which represented 7.5% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

36

Amplify Seymour Cannabis ETF
Schedule of Total Return Swap Contracts
September 30, 2024

Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc. Warrant Expires 02/07/2026	Nomura Securities International, Inc.	Long	06/26/2025	OBFR + 1.50% = 6.33%	Monthly	$70,367	$(12,401)
Ayr Wellness, Inc.	Nomura Securities International, Inc.	Long	06/26/2025	OBFR + 1.50% = 6.33%	Monthly	436,043	(74,146)
Cannabist Company	Nomura Securities International, Inc.	Long	06/26/2025	OBFR + 1.50% = 6.33%	Monthly	68,789	1,277
Cresco Labs, Inc.	Nomura Securities International, Inc.	Long	06/26/2025	OBFR + 1.50% = 6.33%	Monthly	1,956,896	(39,846)
Curaleaf Holdings, Inc.	Nomura Securities International, Inc.	Long	06/26/2025	OBFR + 1.50% = 6.33%	Monthly	438,317	9,018
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Long	06/26/2025	OBFR + 1.50% = 6.33%	Monthly	3,659,766	(147,232)
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Long	06/26/2025	OBFR + 1.50% = 6.33%	Monthly	5,168,042	361,482
Verano Holdings Corp.	Nomura Securities International, Inc.	Long	06/26/2025	OBFR + 1.50% = 6.33%	Monthly	1,942,213	46,580
Total Unrealized Appreciation (Depreciation)							$144,732

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2024.
Notional Amount is in USD unless otherwise indicated.
OBFR - Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

37

Amplify Thematic All-Stars ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.2%
Communication Services - 12.2%
Alphabet, Inc. - Class A	589	$ 97,686
Meta Platforms, Inc. - Class A	147	84,149
Netflix, Inc.(a)	23	16,313
ROBLOX Corp. - Class A(a)	621	27,485
Roku, Inc.(a)	196	14,633
Spotify Technology SA(a)	17	6,265
Tencent Holdings Ltd.	224	12,821
Trade Desk, Inc. - Class A(a)	107	11,733
		271,085
Consumer Discretionary - 11.4%
Alibaba Group Holding Ltd.	920	13,029
Amazon.com, Inc.(a)	418	77,886
BYD Co. Ltd. - Class H	232	8,476
Lucid Group, Inc.(a)(b)	1,757	6,202
MercadoLibre, Inc.(a)	4	8,208
Rivian Automotive, Inc. - Class A(a)	500	5,610
Tesla, Inc.(a)	508	132,908
		252,319
Financials - 4.1%
Block, Inc.(a)	524	35,176
Coinbase Global, Inc. - Class A(a)	180	32,071
PayPal Holdings, Inc.(a)	122	9,520
Robinhood Markets, Inc. - Class A(a)	612	14,333
		91,100
Health Care - 1.3%
Intuitive Surgical, Inc.(a)	47	23,090
Regeneron Pharmaceuticals, Inc.(a)	5	5,256
		28,346
Industrials - 4.2%
ABB Ltd.	210	12,196
AeroVironment, Inc.(a)	29	5,814
Booz Allen Hamilton Holding Corp.	58	9,440
NEXTracker, Inc. - Class A(a)	152	5,697
Northrop Grumman Corp.	12	6,337
Siemens AG	33	6,679
Sunrun, Inc.(a)	504	9,102
Uber Technologies, Inc.(a)	123	9,245
Veralto Corp.	77	8,613
Vestas Wind Systems AS(a)	316	6,995
Xylem, Inc./NY	92	12,423
		92,541
Information Technology - 64.3%(c)
Accenture PLC - Class A	22	7,777
Adobe, Inc.(a)	52	26,925
Advanced Micro Devices, Inc.(a)	415	68,093
Akamai Technologies, Inc.(a)	212	21,401
Analog Devices, Inc.	25	5,754
Apple, Inc.	165	38,445

	Shares	Value
Arista Networks, Inc.(a)	61	$ 23,413
Autodesk, Inc.(a)	35	9,642
Broadcom, Inc.	445	76,762
Cadence Design Systems, Inc.(a)	30	8,131
Check Point Software Technologies Ltd.(a)	93	17,931
Cisco Systems, Inc.	889	47,313
Cloudflare, Inc. - Class A(a)	492	39,798
Crowdstrike Holdings, Inc. - Class A(a)	216	60,581
CyberArk Software Ltd.(a)	82	23,912
Datadog, Inc. - Class A(a)	126	14,498
Dynatrace, Inc.(a)	131	7,005
Enphase Energy, Inc.(a)	280	31,646
F5, Inc.(a)	45	9,909
First Solar, Inc.(a)	140	34,922
Fortinet, Inc.(a)	499	38,697
Gen Digital, Inc.	303	8,311
HubSpot, Inc.(a)	15	7,974
Infineon Technologies AG	161	5,653
Intel Corp.	660	15,484
International Business Machines Corp.	109	24,098
Itron, Inc.(a)	63	6,729
Keyence Corp.	13	6,213
Marvell Technology, Inc.	116	8,366
Micron Technology, Inc.	140	14,519
Microsoft Corp.	186	80,036
MongoDB, Inc.(a)	48	12,977
NVIDIA Corp.	911	110,632
NXP Semiconductors NV	33	7,920
Okta, Inc.(a)	401	29,810
ON Semiconductor Corp.(a)	108	7,842
Oracle Corp.	195	33,228
Palantir Technologies, Inc. - Class A(a)	571	21,241
Palo Alto Networks, Inc.(a)	208	71,094
PTC, Inc.(a)	34	6,142
Pure Storage, Inc. - Class A(a)	157	7,888
QUALCOMM, Inc.	238	40,472
Qualys, Inc.(a)	111	14,259
Rapid7, Inc.(a)	180	7,180
Salesforce, Inc.	96	26,276
Samsung Electronics Co. Ltd.	144	6,772
Samsung SDI Co. Ltd.	25	7,236
SentinelOne, Inc. - Class A(a)	1,087	26,001
ServiceNow, Inc.(a)	33	29,515
Shopify, Inc. - Class A(a)	414	33,178
Snowflake, Inc. - Class A(a)	78	8,959
Synopsys, Inc.(a)	22	11,141
Tenable Holdings, Inc.(a)	261	10,576
Teradyne, Inc.	97	12,991
Trend Micro, Inc./Japan	150	8,899
UiPath, Inc. - Class A(a)	873	11,174
Unity Software, Inc.(a)	443	10,021
Varonis Systems, Inc.(a)	233	13,164

The accompanying notes are an integral part of these financial statements.

38

Amplify Thematic All-Stars ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Workday, Inc. - Class A(a)	24	$5,866
Zscaler, Inc.(a)	248	42,393
		1,424,785
Materials - 1.3%
Albemarle Corp.	125	11,839
Arcadium Lithium PLC(a)	2,670	7,609
Ecolab, Inc.	33	8,426
		27,874
Utilities - 0.4%
American Water Works Co., Inc.	60	8,774
TOTAL COMMON STOCKS (Cost $2,107,501)		2,196,824
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Digital Realty Trust, Inc.	44	7,121
Equinix, Inc.	8	7,101
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,700)		14,222
SHORT-TERM INVESTMENTS - 0.5%
Investments Purchased with Proceeds from Securities Lending - 0.3%
First American Government Obligations Fund - Class X, 4.82%(d)	6,390	6,390
Money Market Funds - 0.2%
Invesco Government & Agency Portfolio – Institutional Class, 4.85%(d)	4,938	4,938
TOTAL SHORT-TERM INVESTMENTS (Cost $11,328)		11,328
TOTAL INVESTMENTS - 100.3% (Cost $2,131,529)		$2,222,374
Liabilities in Excess of Other Assets - (0.3)%		(7,013)
TOTAL NET ASSETS - 100.0%		$2,215,361

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $6,015 which represented 0.3% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

39

Amplify Transformational Data Sharing ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 91.9%
Banks - 5.4%
Customers Bancorp, Inc.(a)	120,803	$5,611,299
DBS Group Holdings Ltd.	314,920	9,323,249
NU Holdings Ltd./Cayman Islands - Class A(a)	1,641,767	22,410,120
		37,344,668
Commercial & Professional Services - 1.2%
CACI International, Inc. - Class A(a)	16,613	8,382,255
Consumer Discretionary Distribution & Retail - 5.4%
Alibaba Group Holding Ltd. - ADR	86,312	9,159,429
Beyond, Inc.(a)	997,349	10,053,278
MercadoLibre, Inc.(a)	8,609	17,665,324
		36,878,031
Financial Services - 28.2%(b)
BlackRock, Inc.	12,377	11,752,085
Block, Inc.(a)	334,765	22,472,774
CME Group, Inc.	65,386	14,427,421
Coinbase Global, Inc. - Class A(a)	115,478	20,574,715
Franklin Resources, Inc.	233,027	4,695,494
Galaxy Digital Holdings Ltd.(a)	2,521,747	32,369,055
Mastercard, Inc. - Class A	15,994	7,897,837
Mogo, Inc.(a)	1,228,621	1,449,773
PayPal Holdings, Inc.(a)	330,749	25,808,344
Robinhood Markets, Inc. - Class A(a)	983,759	23,039,636
SBI Holdings, Inc.	789,007	18,088,558
Visa, Inc. - Class A	23,108	6,353,545
WisdomTree, Inc.	409,250	4,088,408
		193,017,645
Media & Entertainment - 4.1%
LY Corp.	2,334,175	6,809,668
ROBLOX Corp. - Class A(a)	480,832	21,281,625
		28,091,293
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc.(a)	70,034	11,491,179
Broadcom, Inc.	43,960	7,583,100
NVIDIA Corp.	96,648	11,736,933
QUALCOMM, Inc.	52,916	8,998,366
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	50,146	8,708,856
		48,518,434
Software & Services - 36.1%(b)
BIGG Digital Assets, Inc.(a)(c)	5,772,672	682,929
Bitdeer Technologies Group(a)(c)	1,294,839	10,138,589
Bitfarms Ltd./Canada(a)(c)	6,156,546	12,990,312
Cipher Mining, Inc.(a)	3,698,584	14,313,520
Cleanspark, Inc.(a)(c)	1,569,344	14,657,673

	Shares	Value
Core Scientific, Inc.(a)	3,282,564	$38,931,209
Digital Garage, Inc.	368,982	7,855,870
GMO internet group, Inc.	832,252	14,534,371
Hive Digital Technologies Ltd.(a)	4,002,065	12,526,464
Hut 8 Corp.(a)(c)	1,376,321	16,873,696
International Business Machines Corp.	98,559	21,789,424
MARA Holdings, Inc.(a)(c)	878,242	14,245,085
MicroStrategy, Inc. - Class A(a)	175,340	29,562,324
Opera Ltd. - ADR	670,140	10,353,663
Oracle Corp.	77,026	13,125,230
Riot Platforms, Inc.(a)(c)	1,474,149	10,938,186
Terawulf, Inc.(a)	814,682	3,812,712
		247,331,257
Technology Hardware & Equipment - 4.4%
CompoSecure, Inc. - Class A(c)	1,525,880	21,392,837
Dell Technologies, Inc. - Class C	73,568	8,720,751
		30,113,588
TOTAL COMMON STOCKS (Cost $680,196,743)		629,677,171
EXCHANGE TRADED FUNDS - 6.2%
Bitwise Bitcoin ETF(a)	198,089	6,851,899
Fidelity Wise Origin Bitcoin Fund(a)	199,176	11,060,243
Invesco Galaxy Bitcoin ETF(a)	107,950	6,859,143
iShares Bitcoin Trust ETF(a)	187,721	6,782,360
VanEck Bitcoin ETF/US(a)	154,780	11,117,847
TOTAL EXCHANGE TRADED FUNDS (Cost $44,714,293)		42,671,492
	Par
CORPORATE BONDS - 0.3%
Software & Services - 0.3%
MicroStrategy, Inc., 6.13%, 06/15/2028(d)(e)(f)	$2,000,000	2,061,560
TOTAL CORPORATE BONDS (Cost $1,630,094)		2,061,560
CONVERTIBLE BONDS - 0.2%
Software & Services - 0.2%
Bitdeer Technologies Group, 8.50%, 08/15/2029	1,500,000	1,750,360
TOTAL CONVERTIBLE BONDS (Cost $1,527,772)		1,750,360
	Shares
SHORT-TERM INVESTMENTS - 13.7%
Investments Purchased with Proceeds from Securities Lending - 13.0%
First American Government Obligations Fund - Class X, 4.82%(g)	88,991,633	88,991,633

The accompanying notes are an integral part of these financial statements.

40

Amplify Transformational Data Sharing ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - (Continued)
Money Market Funds - 0.7%
Invesco Government & Agency Portfolio – Institutional Class, 4.85%(g)	4,751,107	$4,751,107
TOTAL SHORT-TERM INVESTMENTS (Cost $93,742,740)		93,742,740
TOTAL INVESTMENTS - 112.3% (Cost $821,811,642)		$769,903,323
Liabilities in Excess of Other Assets - (12.3)%		(84,506,046)
TOTAL NET ASSETS - 100.0%		$685,397,277

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $81,517,293 which represented 11.9% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,061,560 or 0.3% of net assets as of September 30, 2024.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $2,061,560 or 0.3% of the Fund’s net assets.

(f)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2024, the value of these securities total $2,061,560 or 0.3% of the Fund’s net assets.

(g)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

41

Amplify Travel Tech ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 3.8%
TripAdvisor, Inc.(a)	170,851	$2,475,631
Consumer Discretionary - 76.4%(b)
Adventure, Inc.	21,079	683,034
Airbnb, Inc. - Class A(a)	23,057	2,923,858
Airtrip Corp.(a)	106,754	908,275
Amadeus IT Group SA	35,234	2,552,835
Booking Holdings, Inc.	708	2,982,181
Corporate Travel Management Ltd.	293,479	2,626,456
CVC Brasil Operadora e Agencia de Viagens SA(a)	4,515,553	1,542,276
Despegar.com Corp.(a)	196,674	2,438,758
eDreams ODIGEO SA(a)	319,610	2,429,124
Expedia Group, Inc.(a)	19,809	2,932,128
Global Business Travel Group I(a)	337,092	2,592,237
Hana Tour Service, Inc.	64,168	2,478,003
MakeMyTrip Ltd.(a)	25,387	2,359,722
On the Beach Group PLC(c)(d)	1,194,482	2,236,690
Open Door, Inc.(a)	82,257	404,844
Sabre Corp.(a)	826,441	3,033,038
Temairazu, Inc.	23,962	582,131
Tongcheng Travel Holdings Ltd.(d)	1,200,329	3,084,463
Trainline PLC(a)(c)(d)	605,049	2,673,344
TravelSky Technology Ltd. - Class H	1,985,841	2,955,433
Trip.com Group Ltd. - ADR(a)	49,868	2,963,655
Webjet Group Ltd.(a)	465,992	323,282
Webjet Ltd.(a)	465,992	2,376,125
		50,081,892
Industrials - 11.3%
Blade Air Mobility, Inc.(a)	646,681	1,901,242
Lyft, Inc. - Class A(a)	211,569	2,697,505
Uber Technologies, Inc.(a)	37,584	2,824,814
		7,423,561
Information Technology - 8.5%
accesso Technology Group PLC(a)	331,256	2,274,963
Serko Ltd.(a)	90,191	170,431
SiteMinder Ltd.(a)	718,825	3,151,691
		5,597,085
TOTAL COMMON STOCKS (Cost $80,093,941)		65,578,169
TOTAL INVESTMENTS - 100.0% (Cost $80,093,941)		$65,578,169
Liabilities in Excess of Other Assets - (0.0)%(e)		(25,119)
TOTAL NET ASSETS - 100.0%		$65,553,050

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $4,910,034 or 7.5% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2024, the value of these securities total $7,994,497 or 12.2% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

42

Amplify U.S. Alternative Harvest ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 20.2%
Consumer Discretionary - 0.7%
GrowGeneration Corp.(a)	385,937	$822,046
Health Care - 18.3%
Curaleaf Holdings, Inc.(a)	4,606,299	14,095,275
TerrAscend Corp.(a)	5,402,259	6,968,914
		21,064,189
Information Technology - 1.2%
WM Technology, Inc.(a)	1,563,675	1,360,397
TOTAL COMMON STOCKS (Cost $33,795,833)		23,246,632
REAL ESTATE INVESTMENT TRUSTS - 4.7%
AFC Gamma, Inc.	113,738	1,161,265
Chicago Atlantic Real Estate Finance, Inc.	105,364	1,634,196
Innovative Industrial Properties, Inc.	19,190	2,582,974
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,147,453)		5,378,435
SHORT-TERM INVESTMENTS - 75.3%
Money Market Funds - 0.1%
Invesco Government & Agency Portfolio – Institutional Class, 4.85%(b)	112,487	112,487
	Par
U.S. Treasury Bills - 75.2%
5.08%, 11/07/2024(c)	$1,411,000	1,404,221
5.04%, 11/12/2024(c)	2,174,000	2,162,142
5.09%, 11/14/2024(c)	17,559,000	17,459,555
5.04%, 11/21/2024(c)	33,626,000	33,405,885
4.96%, 11/26/2024(c)	188,000	186,634
4.98%, 11/29/2024(c)	25,155,000	24,962,635
4.79%, 12/10/2024(c)	6,992,000	6,931,239
		86,512,311
TOTAL SHORT-TERM INVESTMENTS (Cost $86,583,890)		86,624,798
TOTAL INVESTMENTS - 100.2% (Cost $124,527,176)		$115,249,865
Liabilities in Excess of Other Assets - (0.2)%		(278,796)
TOTAL NET ASSETS - 100.0%		$114,971,069

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	The rate shown is the effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

43

Amplify U.S. Alternative Harvest ETF
Schedule of Total Return Swap Contracts
September 30, 2024

Reference Entity	Counterparty	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
USHRVST	National Bank of Canada Financial, Inc.	03/18/2025	$85,265,646	$(340,042)

The underlying swaps of the basket as of September 30, 2024 are shown below:

Reference Entity	Long/ Short	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Concentration % of Exposure
Ascend Wellness Holdings, Inc	Long	03/18/2025	SOFR + 1.50% = 6.46%	Monthly	$2,435,488	2.86%
Ayr Wellness, Inc	Long	03/18/2025	SOFR + 1.50% = 6.46%	Monthly	3,248,823	3.81%
Cannabist Co. Holdings, Inc	Long	03/18/2025	SOFR + 1.50% = 6.46%	Monthly	1,933,838	2.27%
Cresco Labs, Inc	Long	03/18/2025	SOFR + 1.50% = 6.46%	Monthly	10,795,712	12.66%
Glass House Brands, Inc	Long	03/18/2025	SOFR + 1.50% = 6.46%	Monthly	8,028,288	9.42%
Green Thumb Industries, Inc	Long	03/18/2025	SOFR + 1.50% = 6.46%	Monthly	15,911,739	18.66%
Jushi Holdings	Long	03/18/2025	SOFR + 1.50% = 6.46%	Monthly	1,772,824	2.08%
MariMed, Inc	Long	03/18/2025	SOFR + 1.50% = 6.46%	Monthly	1,214,173	1.42%
Planet 13 Holdings, Inc	Long	03/18/2025	SOFR + 1.50% = 6.46%	Monthly	2,559,358	3.00%
Trulieve Cannabis Corp	Long	03/18/2025	SOFR + 1.50% = 6.46%	Monthly	21,361,334	25.05%
Verano Holdings Corp	Long	03/18/2025	SOFR + 1.50% = 6.46%	Monthly	15,166,635	17.79%
Vireo Growth	Long	03/18/2025	SOFR + 1.50% = 6.46%	Monthly	837,434	0.98%
Total Underlying Positions					$85,265,646	100.00%

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2024.
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

44

Amplify Video Game Tech ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 72.6%(a)
Alphabet, Inc. - Class A	1,812	$300,520
Bilibili, Inc. - ADR(b)	68,639	1,604,780
Capcom Co. Ltd.	47,592	1,107,286
CD Projekt SA	23,286	1,057,075
CMGE Technology Group Ltd.(b)	1,397,971	174,578
COLOPL, Inc.(b)	32,101	119,167
Com2uS Corp.	4,601	147,421
CyberAgent, Inc.	28,009	199,631
DeNA Co. Ltd.	17,519	218,375
Devsisters Co. Ltd.(b)	4,515	134,652
Electronic Arts, Inc.	7,230	1,037,071
Embracer Group AB(b)	432,987	1,127,254
Gamania Digital Entertainment Co. Ltd.	53,925	132,910
Gravity Co. Ltd. - ADR(b)	2,029	120,279
Gree, Inc.	40,031	130,974
GungHo Online Entertainment, Inc.	9,699	208,911
HUYA, Inc. - ADR	31,434	160,313
iDreamSky Technology Holdings, Ltd.(b)(c)(d)	477,057	165,826
IGG, Inc.	282,320	154,108
International Games System Co. Ltd.	43,346	1,350,518
JOYY, Inc. - ADR	5,966	216,208
Kakao Games Corp.(b)	47,499	635,645
Koei Tecmo Holdings Co. Ltd.	18,221	210,757
Konami Group Corp.	11,813	1,201,203
Krafton, Inc.(b)	4,342	1,137,214
Meta Platforms, Inc. - Class A	551	315,415
MIXI, Inc.	10,397	200,613
Modern Times Group MTG AB - Class B(b)	16,913	131,812
NCSoft Corp.	7,658	1,118,512
Neowiz	7,788	127,745
NetDragon Websoft Holdings, Ltd.	97,628	146,552
NetEase, Inc. - ADR	3,627	339,161
Netmarble Corp.(b)(c)(d)	24,049	1,094,223
Nexon Co. Ltd.	53,824	1,064,702
Nexon Games Co. Ltd.(b)	10,512	125,723
NHN Corp.	8,819	115,051
Nintendo Co. Ltd.	19,531	1,042,636
Paradox Interactive AB	16,892	299,625
Pearl Abyss Corp.(b)	42,504	1,254,611
Playtika Holding Corp.	142,564	1,129,107
Reddit, Inc. - Class A(b)	3,506	231,116
ROBLOX Corp. - Class A(b)	24,136	1,068,259
Sea, Ltd. - ADR(b)	2,615	246,542
Soft-World International Corp.	32,843	136,991
SOOP Co. Ltd.	1,693	129,852
Square Enix Holdings Co. Ltd.	27,632	1,100,142
Stillfront Group AB(b)	183,132	117,703
Take-Two Interactive Software, Inc.(b)	6,717	1,032,470

	Shares	Value
Team17 Group PLC(b)	41,105	$148,867
Tencent Holdings, Ltd.	5,970	341,714
Ubisoft Entertainment SA(b)	62,282	702,047
Vivendi SE	25,143	291,271
VK IPJSC - GDR(b)(d)(e)	21,975	0
Webzen, Inc.	9,802	128,400
Wemade Co. Ltd.(b)	4,921	127,945
XD, Inc.(b)(d)	436,870	1,434,205
Ziff Davis, Inc.(b)	4,379	213,082
Zx, Inc.(b)(d)	141,500	204,758
		29,213,528
Consumer Discretionary - 7.7%
Amazon.com, Inc.(b)	1,602	298,501
Bandai Namco Holdings, Inc.	9,070	207,727
DoubleUGames Co. Ltd.	3,375	129,043
GameStop Corp. - Class A(b)	47,118	1,080,416
GOLFZON Co. Ltd.	2,538	133,722
Happinet Corp.	4,585	132,864
Hasbro, Inc.	3,036	219,563
Light & Wonder, Inc. - Class A(b)	1,914	173,657
Mattel, Inc.(b)	11,031	210,141
Sega Sammy Holdings, Inc.	10,742	214,780
Sony Group Corp.	15,000	291,265
		3,091,679
Health Care - 0.3%
Surgical Science Sweden AB(b)	11,219	140,450
Information Technology - 18.9%
Advanced Micro Devices, Inc.(b)	2,044	335,379
Ansys, Inc.(b)	3,406	1,085,254
Apple, Inc.	1,281	298,473
AppLovin Corp. - Class A(b)	2,334	304,704
ARM Holdings PLC - ADR(b)	2,315	331,068
Corsair Gaming, Inc.(b)	20,836	145,019
Dolby Laboratories, Inc. - Class A	2,975	227,677
Intel Corp.	14,688	344,580
Keywords Studios PLC	33,023	1,079,032
Logitech International SA	2,395	214,529
Microsoft Corp.	698	300,349
NVIDIA Corp.	2,658	322,787
PTC, Inc.(b)	1,222	220,767
Qualcomm, Inc.	1,741	296,057
Raspberry PI Holdings PLC(b)	25,407	131,752
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,257	218,303
Turtle Beach Corp.(b)	8,708	133,581
Unity Software, Inc.(b)	61,731	1,396,355
Western Digital Corp.(b)	3,288	224,538
		7,610,204
TOTAL COMMON STOCKS (Cost $37,570,786)		40,055,861

The accompanying notes are an integral part of these financial statements.

45

Amplify Video Game Tech ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(f)	159,447	$159,447
TOTAL SHORT-TERM INVESTMENTS (Cost $159,447)		159,447
TOTAL INVESTMENTS - 99.9% (Cost $37,730,233)		$40,215,308
Other Assets in Excess of Liabilities - 0.1%		36,439
TOTAL NET ASSETS - 100.0%		$40,251,747

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AB - Aktiebolag
GDR - Global Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $1,260,049 or 3.1% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2024, the value of these securities total $2,899,012 or 7.2% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

46

Amplify Weight Loss Drug & Treatment ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 98.1%
Health Care - 90.3%(a)
Altimmune, Inc.(b)	1,274	$7,822
Amgen, Inc.	721	232,313
AstraZeneca PLC - ADR	3,126	243,547
Bachem Holding AG	265	22,367
Catalent, Inc.(b)	1,487	90,068
Chugai Pharmaceutical Co. Ltd.	4,600	222,925
Eli Lilly & Co.	792	701,664
Gerresheimer AG	260	23,214
Gubra AS(b)	59	4,522
Hanmi Pharm Co. Ltd.	113	27,781
Hims & Hers Health, Inc.(b)	1,375	25,328
Innovent Biologics, Inc.(b)(c)	27,000	163,721
Merck & Co., Inc.	2,026	230,073
Merck KGaA	1,083	190,971
Novo Nordisk AS - ADR	5,419	645,240
OPKO Health, Inc.(b)	5,881	8,763
Pfizer, Inc.	7,958	230,305
Roche Holding AG	801	256,951
Structure Therapeutics, Inc. - ADR(b)	2,972	130,441
Terns Pharmaceuticals, Inc.(b)	868	7,239
Teva Pharmaceutical Industries Ltd. - ADR(b)	9,491	171,028
Thermo Fisher Scientific, Inc.	402	248,665
United Laboratories International Holdings Ltd.	8,000	10,402
Viking Therapeutics, Inc.(b)	1,874	118,643
West Pharmaceutical Services, Inc.	604	181,297
Ypsomed Holding AG	30	14,652
Zealand Pharma AS(b)	1,149	139,851
		4,349,793
Information Technology - 4.7%
FUJIFILM Holdings Corp.	8,700	224,312
Materials - 3.1%
Mitsubishi Chemical Group Corp.	23,000	147,754
TOTAL COMMON STOCKS (Cost $4,599,767)		4,721,859
SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
Invesco Government & Agency Portfolio - Institutional Class, 4.85%(d)	68,347	68,347
TOTAL SHORT-TERM INVESTMENTS (Cost $68,347)		68,347
TOTAL INVESTMENTS - 99.5% (Cost $4,668,114)		$4,790,206
Other Assets in Excess of Liabilities - 0.5%		24,028
TOTAL NET ASSETS - 100.0%		$4,814,234

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $163,721 or 3.4% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

47

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
September 30, 2024

	Amplify AI Powered Equity ETF	Amplify Alternative Harvest ETF	Amplify BlackSwan Growth & Treasury Core ETF	Amplify BlackSwan ISWN ETF	Amplify BlackSwan Tech & Treasury ETF
ASSETS:
Investments in unaffiliated securities, at value	$107,194,058	$149,655,088	$288,724,814	$37,664,583	$2,734,238
Investments in affiliated securities (Note 8), at value	—	111,134,470	—	—	—
Receivable for investments sold	137,575,654	71,946	1,385,661	—	—
Receivable for fund shares sold	36,497,955	—	—	—	—
Dividends receivable	48,849	725,897	—	—	—
Interest receivable	345	2,418	2,331,601	316,712	22,731
Security lending income receivable	82	236,549	—	—	—
Deposit at broker for other investments	—	—	129,661	38,004	7,815
Foreign currency, at value	—	783	—	—	—
Total assets	281,316,943	261,827,151	292,571,737	38,019,299	2,764,784
LIABILITIES:
Payable for investments purchased	137,722,176	165	—	—	—
Payable for capital shares redeemed	36,607,740	—	1,521,540	—	—
Payable upon return of securities loaned (Note 4)	882,591	32,558,623	—	—	—
Payable to adviser (Note 3)	64,105	6,926	102,130	15,360	1,099
Payable to custodian	—	—	31,996	17,518	1,276
Total liabilities	175,276,612	32,565,714	1,655,666	32,878	2,375
NET ASSETS	$106,040,331	$229,261,437	$290,916,071	$37,986,421	$2,762,409
NET ASSETS CONSISTS of:
Capital stock ($0.01 per share)	$28,250	$692,000	$95,600	$18,500	$1,250
Additional paid-in capital	142,055,715	2,101,698,232	370,265,180	47,580,228	2,953,402
Total accumulated losses	(36,043,634)	(1,873,128,795)	(79,444,709)	(9,612,307)	(192,243)
Total net assets	$106,040,331	$229,261,437	$290,916,071	$37,986,421	$2,762,409
Net assets	$106,040,331	$229,261,437	$290,916,071	$37,986,421	$2,762,409
Shares issued and outstanding	2,825,000	69,200,000	9,560,000	1,850,000	125,000
Net asset value per share	$37.54	$3.31	$30.43	$20.53	$22.10
Cost:
Investments in unaffiliated securities, at cost	$107,586,239	$156,957,902	$265,971,153	$35,258,073	$2,520,496
Investments in affiliated securities (Note 8), at cost	$—	$135,001,579	$—	$—	$—
Foreign currency, at cost	$—	$760	$—	$—	$—
LOANED SECURITIES:
at value (included in investments in unaffiliated securities)	$265,776	$30,349,126	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

48

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
September 30, 2024(Continued)

	Amplify BlueStar Israel Technology ETF	Amplify Cash Flow Dividend Leaders ETF	Amplify Cash Flow High Income ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify CWP Growth & Income ETF
ASSETS:
Investments in unaffiliated securities, at value	$90,162,023	$18,102,187	$2,634	$3,444,997,067	$10,257,134
Investments in affiliated securities (Note 8), at value	—	—	1,525,413	178,493,022	—
Dividends receivable	82,743	9,701	—	893,334	1,417
Security lending income receivable	4,374	—	—	1,194	—
Receivable for investments sold	599	—	—	184,805	5,116
Interest receivable	442	225	16	1,009,293	923
Receivable for fund shares sold	—	—	—	14,402,395	—
Collateral for swaps	—	—	30,847	—	—
Total assets	90,250,181	18,112,113	1,558,910	3,639,981,110	10,264,590
LIABILITIES:
Written option contracts, at value	—	—	—	1,121,900	26,073
Payable upon return of securities loaned (Note 4)	1,539,193	—	—	1,476,000	—
Payable to adviser (Note 3)	52,484	—	814	1,561,114	3,300
Payable for investments purchased	—	—	—	22,836,419	80,266
Net Unrealized Depreciation on Swaps	—	—	6,241	—	—
Total liabilities	1,591,677	—	7,055	26,995,433	109,639
NET ASSETS	$88,658,504	$18,112,113	$1,551,855	$3,612,985,677	$10,154,951
NET ASSETS CONSISTS of:
Capital stock ($0.01 per share)	$18,500	$6,100	$600	$878,000	$4,000
Additional paid-in capital	147,752,827	17,775,261	1,477,032	3,061,627,947	9,916,708
Total distributable earnings/ (accumulated losses)	(59,112,823)	330,752	74,223	550,479,730	234,243
Total net assets	$88,658,504	$18,112,113	$1,551,855	$3,612,985,677	$10,154,951
Net assets	$88,658,504	$18,112,113	$1,551,855	$3,612,985,677	$10,154,951
Shares issued and outstanding	1,850,000	610,000	60,000	87,800,000	400,000
Net asset value per share	$47.92	$29.69	$25.86	$41.15	$25.39
Cost:
Investments in unaffiliated securities, at cost	$103,496,835	$17,710,288	$2,635	$2,878,154,029	$9,988,721
Investments in affiliated securities (Note 8), at cost	$—	$—	$1,284,043	$178,665,886	$—
PROCEEDS:
Written options premium	$—	$—	$—	$2,085,420	$22,504
LOANED SECURITIES:
at value (included in investments in unaffiliated securities)	$1,465,548	$—	$—	$1,443,168	$—

The accompanying notes are an integral part of these financial statements.

49

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
September 30, 2024(Continued)

	Amplify CWP International Enhanced Dividend Income ETF	Amplify Cybersecurity ETF	Amplify Etho Climate Leadership U.S. ETF	Amplify Global Cloud Technology ETF	Amplify High Income ETF
ASSETS:
Investments in unaffiliated securities, at value	$150,172,381	$1,754,714,275	$193,413,422	$27,487,198	$537,311,181
Investments in affiliated securities (Note 8), at value	1,383,036	—	—	—	—
Dividends receivable	422,460	7,636	117,510	29,937	1,205,309
Receivable for investments sold	172,838	—	—	—	—
Interest receivable	25,570	17,843	1,331	139	2,420
Security lending income receivable	6,643	984	2,573	279	52,434
Receivable for fund shares sold	—	—	—	—	1,230,200
Cash	—	—	—	—	483,239
Total assets	152,182,928	1,754,740,738	193,534,836	27,517,553	540,284,783
LIABILITIES:
Written option contracts, at value	205,555	—	—	—	—
Payable upon return of securities loaned (Note 4)	12,768,863	7,494,651	4,687,171	1,022,601	9,857,081
Payable to adviser (Note 3)	73,295	839,349	68,262	14,229	210,445
Payable for investments purchased	—	—	—	—	1,224,628
Total liabilities	13,047,713	8,334,000	4,755,433	1,036,830	11,292,154
NET ASSETS	$139,135,215	$1,746,406,738	$188,779,403	$26,480,723	$528,992,629
NET ASSETS CONSISTS of:
Capital stock ($0.01 per share)	$45,250	$255,500	$31,500	$5,500	$430,000
Additional paid-in capital	127,845,451	1,867,021,699	206,757,835	39,868,205	608,526,520
Total distributable earnings/(accumulated losses)	11,244,514	(120,870,461)	(18,009,932)	(13,392,982)	(79,963,891)
Total net assets	$139,135,215	$1,746,406,738	$188,779,403	$26,480,723	$528,992,629
Net assets	$139,135,215	$1,746,406,738	$188,779,403	$26,480,723	$528,992,629
Shares issued and outstanding	4,525,000	25,550,000	3,150,000	550,000	43,000,000
Net asset value per share	$30.75	$68.35	$59.93	$48.15	$12.30
Cost:
Investments in unaffiliated securities, at cost	$135,800,240	$1,510,113,368	$180,505,775	$25,705,463	$519,166,588
Investments in affiliated securities (Note 8), at cost	$1,383,312	$—	$—	$—	$—
PROCEEDS:
Written options premium	$85,439	$—	$—	$—	$—
LOANED SECURITIES:
at value (included in investments in unaffiliated securities)	$12,271,581	$7,314,523	$4,424,583	$981,953	$9,589,463

The accompanying notes are an integral part of these financial statements.

50

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
September 30, 2024(Continued)

	Amplify Junior Silver Miners ETF	Amplify Lithium & Battery Technology ETF	Amplify Mobile Payments ETF	Amplify Natural Resources Dividend Income ETF	Amplify Online Retail ETF
ASSETS:
Investments in unaffiliated securities, at value	$1,071,540,999	$96,771,372	$300,363,624	$14,843,375	$165,114,993
Dividends receivable	42,510	215,674	48,549	58,118	46,146
Security lending income receivable	35,104	145,781	4,306	493	6,100
Interest receivable	7,227	454	4,934	253	520
Foreign currency, at value	—	54,976	—	—	—
Total assets	1,071,625,840	97,188,257	300,421,413	14,902,239	165,167,759
LIABILITIES:
Payable upon return of securities loaned (Note 4)	27,047,408	18,584,516	1,916,003	601,824	6,058,557
Payable to adviser (Note 3)	557,310	33,665	179,357	6,895	85,195
Payable for transaction fee	—	2,343	—	—	—
Total liabilities	27,604,718	18,620,524	2,095,360	608,719	6,143,752
NET ASSETS	$1,044,021,122	$78,567,733	$298,326,053	$14,293,520	$159,024,007
NET ASSETS CONSISTS of:
Capital stock ($0.01 per share)	$811,500	$80,500	$57,000	$5,000	$26,000
Additional paid-in capital	1,254,344,738	199,102,075	636,794,964	14,321,633	582,737,394
Total accumulated losses	(211,135,116)	(120,614,842)	(338,525,911)	(33,113)	(423,739,387)
Total net assets	$1,044,021,122	$78,567,733	$298,326,053	$14,293,520	$159,024,007
Net assets	$1,044,021,122	$78,567,733	$298,326,053	$14,293,520	$159,024,007
Shares issued and outstanding	81,150,000	8,050,000	5,700,000	500,000	2,600,000
Net asset value per share	$12.87	$9.76	$52.34	$28.59	$61.16
Cost:
Investments in unaffiliated securities, at cost	$816,939,122	$117,344,187	$341,114,668	$14,405,743	$195,909,473
Foreign currency, at cost	$—	$54,120	$—	$—	$—
LOANED SECURITIES:
at value (included in investments in unaffiliated securities)	$22,913,688	$17,342,562	$874,384	$590,236	$4,601,590

The accompanying notes are an integral part of these financial statements.

51

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
September 30, 2024(Continued)

	Amplify Samsung SOFR ETF	Amplify Seymour Cannabis ETF	Amplify Thematic All-Stars ETF	Amplify Transformational Data Sharing ETF	Amplify Travel Tech ETF
ASSETS:
Investments in unaffiliated securities, at value	$242,405,284	$18,801,817	$2,222,374	$769,903,323	$65,578,169
Interest receivable	82,232	8,805	15	67,099	253
Collateral for swaps	—	11,490,000	—	—	—
Receivable for investments sold	—	—	—	4,291,554	78,236
Dividends receivable	—	47,590	196	428,018	38,496
Security lending income receivable	—	5,220	19	83,808	1,367
Foreign currency, at value	—	—	3	—	—
Net Unrealized Appreciation on Swaps	—	144,732	—	—	—
Total assets	242,487,516	30,498,164	2,222,607	774,773,802	65,696,521
LIABILITIES:
Payable to adviser (Note 3)	27,750	12,845	856	380,478	38,193
Payable for investments purchased	—	—	—	4,414	435
Payable upon return of securities loaned (Note 4)	—	2,458,138	6,390	88,991,633	—
Payable to custodian foreign currency, at value	—	—	—	—	3
Payable to custodian	—	—	—	—	104,840
Payable for expense and other liabilities	—	49,220	—	—	—
Total liabilities	27,750	2,520,203	7,246	89,376,525	143,471
NET ASSETS	$242,459,766	$27,977,961	$2,215,361	$685,397,277	$65,553,050
NET ASSETS CONSISTS of:
Capital stock ($0.01 per share)	$24,200	$62,500	$1,000	$182,500	$32,000
Additional paid-in capital	242,435,566	130,389,877	5,476,937	1,212,671,346	216,142,071
Total accumulated losses	0	(102,474,416)	(3,262,576)	(527,456,569)	(150,621,021)
Total net assets	$242,459,766	$27,977,961	$2,215,361	$685,397,277	$65,553,050
Net assets	$242,459,766	$27,977,961	$2,215,361	$685,397,277	$65,553,050
Shares issued and outstanding	2,420,000	6,250,000	100,000	18,250,000	3,200,000
Net asset value per share	$100.19	$4.48	$22.15	$37.56	$20.49
Cost:
Investments in unaffiliated securities, at cost	$242,405,284	$75,640,749	$2,131,529	$821,811,642	$80,093,941
Foreign currency, at cost	$—	$—	$3	$—	$—
LOANED SECURITIES:
at value (included in investments in unaffiliated securities)	$—	$2,101,883	$6,015	$81,517,293	$—

The accompanying notes are an integral part of these financial statements.

52

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
September 30, 2024(Continued)

	Amplify U.S. Alternative Harvest ETF	Amplify Video Game Tech ETF	Amplify Weight Loss Drug & Treatment ETF
ASSETS:
Investments in unaffiliated securities, at value	$115,249,865	$40,215,308	$4,790,206
Dividends receivable	123,516	58,762	5,800
Interest receivable	6,681	909	191
Receivable for investments sold	—	—	23,149
Security lending income receivable	—	27	26
Total assets	115,380,062	40,275,006	4,819,372
LIABILITIES:
Net Unrealized Depreciation on Swap	340,042	—	—
Payable to adviser (Note 3)	68,951	23,259	2,081
Payable for investments purchased	—	—	3,057
Total liabilities	408,993	23,259	5,138
NET ASSETS	$114,971,069	$40,251,747	$4,814,234
NET ASSETS CONSISTS of:
Capital stock ($0.01 per share)	$758,900	$6,000	$1,800
Additional paid-in capital	144,999,406	89,115,136	4,679,036
Total distributable earnings/(accumulated losses)	(30,787,237)	(48,869,389)	133,398
Total net assets	$114,971,069	$40,251,747	$4,814,234
Net assets	$114,971,069	$40,251,747	$4,814,234
Shares issued and outstanding	75,890,000	600,000	180,000
Net asset value per share	$1.51	$67.09	$26.75
Cost:
Investments in unaffiliated securities, at cost	$124,527,176	$37,730,233	$4,668,114

The accompanying notes are an integral part of these financial statements.

53

AMPLIFY ETF TRUST
Statements of Operations

	Amplify AI Powered Equity ETF	Amplify Alternative Harvest ETF	Amplify BlackSwan Growth & Treasury Core ETF		Amplify BlackSwan ISWN ETF		Amplify BlackSwan Tech & Treasury ETF
	For the Year Ended	For the Year Ended	For the Period/Year Ended		For the Period/Year Ended		For the Period/Year Ended
	September 30, 2024	September 30, 2024	September 30, 2024	October 31, 2023	September 30, 2024	October 31, 2023	September 30, 2024	October 31, 2023
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$1,522,480	$5,063,484	$—	$—	$—	$—	$—	$—
Dividend income from affiliated securities (Note 8)	—	4,555,688	—	—	—	—	—	—
Less: Dividend withholding taxes	(46)	(14,656)	—	—	—	—	—	—
Less: Issuance fees	—	—	—	—	—	—	—	—
Interest income	7,320	130,603	5,528,657	8,003,568	1,214,182	1,270,609	76,934	77,987
Securities lending income	39,550	8,663,288	—	—	—	—	—	—
Total investment income	1,569,304	18,398,407	5,528,657	8,003,568	1,214,182	1,270,609	76,934	77,987
EXPENSES:
Investment advisory fee (Note 3)	796,876	1,796,779	821,274	1,148,793	172,823	182,293	11,452	11,192
Total expenses	796,876	1,796,779	821,274	1,148,793	172,823	182,293	11,452	11,192
Expense reimbursement by Adviser (Note 3)	—	(858,234)	—	—	—	—	—	—
Net expenses	796,876	938,545	821,274	1,148,793	172,823	182,293	11,452	11,192
Net investment income	772,428	17,459,862	4,707,383	6,854,775	1,041,359	1,088,316	65,482	66,795
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments in unaffiliated securities*	24,706,333	(163,238,477)	12,850,018	(40,187,128)	738,866	(3,891,829)	297,468	(131,904)
Investments in affiliated securities (Note 8)	—	(14,262,674)	—	—	—	—	—	—
Foreign currency translation	—	(31,134)	—	—	—	—	—	—
Net realized gain/(loss)	24,706,333	(177,532,285)	12,850,018	(40,187,128)	738,866	(3,891,829)	297,468	(131,904)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated securities	477,345	170,376,909	39,713,353	30,752,637	6,629,723	2,140,436	307,448	182,747
Investments in affiliated securities (Note 8)	—	(12,161,369)	—	—	—	—	—	—
Foreign currency translation	—	2,049	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation	477,345	158,217,589	39,713,353	30,752,637	6,629,723	2,140,436	307,448	182,747
Net realized and unrealized gain/(loss)	25,183,678	(19,314,696)	52,563,371	(9,434,491)	7,368,589	(1,751,393)	604,916	50,843
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,956,106	$(1,854,834)	$57,270,754	$(2,579,716)	$8,409,948	$(663,077)	$670,398	$117,638

*	Includes $4,458,377 in proceeds received from the settlement of class action litigation. See Note 11 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

54

AMPLIFY ETF TRUST
Statements of Operations(Continued)

	Amplify BlueStar Israel Technology ETF	Amplify Cash Flow Dividend Leaders ETF		Amplify Cash Flow High Income ETF		Amplify CWP Enhanced Dividend Income ETF		Amplify CWP Growth & Income ETF[a]
	For the Year Ended	For the Period/Year Ended		For the Period/Year Ended		For the Period/Year Ended		For the Period Ended
	September 30, 2024	September 30, 2024	October 31, 2023	September 30, 2024	October 31, 2023	September 30, 2024	October 31, 2023	September 30, 2024
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$452,928	$256,338	$6,900	$—	$—	$59,386,796	$61,679,265	$6,724
Dividend income from affiliated securities (Note 8)	—	—	—	57,347	4,103	4,501,703	—	—
Less: Dividend withholding taxes	(60,797)	—	—	—	—	(67,883)	—	—
Less: Issuance fees	(7,191)	—	—	—	—	—	—	—
Interest income	9,093	4,456	110	4,506	1,469	12,203,788	13,295,923	1,177
Securities lending income (Note 4)	130,709	—	—	—	—	7,400	128,371	—
Total investment income	524,742	260,794	7,010	61,853	5,572	76,031,804	75,103,559	7,901
EXPENSES:
Investment advisory fee (Note 3)	629,051	44,189	1,875	17,110	2,029	15,876,904	15,042,005	3,727
Total expenses	629,051	44,189	1,875	17,110	2,029	15,876,904	15,042,005	3,727
Expense reimbursement by Adviser (Note 3)	—	(44,189)	(1,875)	—	—	(166,448)	—	—
Net expenses	629,051	—	—	17,110	2,029	15,710,456	15,042,005	3,727
Net investment income/(loss)	(104,309)	260,794	7,010	44,743	3,543	60,321,348	60,061,554	4,174
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments in unaffiliated securities	(9,501,938)	1,478,469	(5,729)	—	—	101,406,306	(41,520,338)	(30,288)
Investments in affiliated securities (Note 8)	—	—	—	237,652	—	4,479	—	—
Written option contracts	—	—	—	—	—	26,694,348	37,329,803	23,216
Swap contracts	—	—	—	(179,244)	5,228	—	—	—
Foreign currency translation	(748)	—	—	—	—	—	—	—
Net realized gain/(loss)	(9,502,686)	1,478,469	(5,729)	58,408	5,228	128,105,133	(4,190,535)	(7,072)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated securities	22,034,690	653,921	(262,022)	—	—	530,919,091	(33,385,163)	268,413
Investments in affiliated securities (Note 8)	—	—	—	402,502	(161,133)	(172,863)	—	—
Written option contracts	—	—	—	—	—	(2,015,294)	2,947,341	(3,569)
Swap contracts	—	—	—	(18,213)	11,971	—	—	—
Foreign currency translation	66	—	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation	22,034,756	653,921	(262,022)	384,289	(149,162)	528,730,934	(30,437,822)	264,844
Net realized and unrealized gain/(loss)	12,532,070	2,132,390	(267,751)	442,697	(143,934)	656,836,067	(34,628,357)	257,772
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,427,761	$2,393,184	$(260,741)	$487,440	$(140,391)	$717,157,415	$25,433,197	$261,946

(a)	Inception date of the Fund was August 21, 2024.
The accompanying notes are an integral part of these financial statements.

55

AMPLIFY ETF TRUST
Statements of Operations(Continued)

	Amplify CWP International Enhanced Dividend Income ETF		Amplify Cybersecurity ETF	Amplify Etho Climate Leadership U.S. ETF	Amplify Global Cloud Technology ETF	Amplify High Income ETF
	For the Year Ended		For the Year Ended	For the Year Ended	For the Year Ended	For the Period/Year Ended
	September 30, 2024	October 31, 2023	September 30, 2024	September 30, 2024	September 30, 2024	September 30, 2024	October 31, 2023
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$3,310,821	$1,010,872	$13,464,186	$2,566,279	$174,775	$36,191,874	$34,691,208
Less: Dividend withholding taxes	(197,361)	(71,911)	(85,585)	—	(13,994)	—	—
Less: Issuance fees	(74,923)	(20,196)	—	—	(4,160)	—	—
Interest income	257,717	70,404	265,422	25,689	5,047	77,331	81,676
Securities lending income (Note 4)	49,974	8,310	53,902	255,855	21,468	344,913	438,765
Total investment income	3,346,228	997,479	13,697,925	2,847,823	183,136	36,614,118	35,211,649
EXPENSES:
Investment advisory fee (Note 3)	612,341	146,315	10,072,319	802,599	177,920	2,027,663	1,748,846
Total expenses	612,341	146,315	10,072,319	802,599	177,920	2,027,663	1,748,846
Net investment income	2,733,887	851,164	3,625,606	2,045,224	5,216	34,586,455	33,462,803
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments in unaffiliated securities	(1,465,714)	(1,265,352)	169,945,473	14,651,351	2,843,432	(25,848,175)	(25,086,211)
Written option contracts	1,101,415	258,327	—	—	—	—	—
Capital Gain Distributions from Investment Companies	—	—	—	—	—	2,088,607	836,289
Payment from Affiliate	—	14,367	—	—	—	—	—
Foreign currency translation	—	—	113,350	—	(12,590)	—	—
Net realized gain/(loss)	(364,299)	(992,658)	170,058,823	14,651,351	2,830,842	(23,759,568)	(24,249,922)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated securities	14,720,896	(309,599)	277,525,383	17,614,033	4,638,830	98,029,689	(768,803)
Investments in affiliated securities (Note 8)	(276)	—	—	—	—	—	—
Written option contracts	(186,647)	66,890	—	—	—	—	—
Foreign currency translation	148	—	473	—	1,055	—	—
Net change in unrealized appreciation/depreciation	14,534,121	(242,709)	277,525,856	17,614,033	4,639,885	98,029,689	(768,803)
Net realized and unrealized gain/(loss)	14,169,822	(1,235,367)	447,584,679	32,265,384	7,470,727	74,270,121	(25,018,725)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,903,709	$(384,203)	$451,210,285	$34,310,608	$7,475,943	$108,856,576	$8,444,078

The accompanying notes are an integral part of these financial statements.

56

AMPLIFY ETF TRUST
Statements of Operations(Continued)

	Amplify Junior Silver Miners ETF	Amplify Lithium & Battery Technology ETF		Amplify Mobile Payments ETF	Amplify Natural Resources Dividend Income ETF		Amplify Online Retail ETF
	For the Year Ended	For the Period/Year Ended		For the Year Ended	For the Period/Year Ended		For the Period/Year Ended
	September 30, 2024	September 30, 2024	October 31, 2023	September 30, 2024	September 30, 2024	October 31, 2023	September 30, 2024	October 31, 2023
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$4,780,081	$1,285,544	$2,831,484	$2,184,001	$580,034	$416,351	$944,125	$698,470
Less: Dividend withholding taxes	(639,710)	(75,905)	(190,934)	(49,874)	(36,870)	(19,621)	(20,603)	(10,195)
Less: Issuance fees	(5,266)	(8,018)	(23,753)	—	(5,181)	(2,212)	(9,507)	(21,233)
Interest income	228,902	12,916	10,144	91,701	2,262	787	5,759	24,470
Securities lending income (Note 4)	346,686	1,399,622	1,295,388	66,943	9,107	4,675	104,640	331,338
Total investment income	4,710,693	2,614,159	3,922,329	2,292,771	549,352	399,980	1,024,414	1,022,850
EXPENSES:
Investment advisory fee (Note 3)	5,387,542	482,998	899,622	2,415,700	65,578	34,059	1,036,858	1,279,599
Total expenses	5,387,542	482,998	899,622	2,415,700	65,578	34,059	1,036,858	1,279,599
Net investment income/(loss)	(676,849)	2,131,161	3,022,707	(122,929)	483,774	365,921	(12,444)	(256,749)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments in unaffiliated securities	(65,972,080)	(40,017,629)	(27,019,787)	(20,936,668)	629,394	115,906	(5,919,114)	(174,244,737)
Capital Gain Distributions from Investment Companies	—	—	14	—	—	—	—	—
Foreign currency translation	(397,899)	(60,066)	(179,991)	(138,016)	—	(3)	(20,503)	(196,836)
Net realized gain/(loss)	(66,369,979)	(40,077,695)	(27,199,764)	(21,074,684)	629,394	115,903	(5,939,617)	(174,441,573)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated securities	390,388,908	39,609,028	(871,895)	116,279,507	454,586	222	73,833,903	182,283,420
Foreign currency translation	—	8,340	4,303	3,970	(13)	(2)	872	1,433
Net change in unrealized appreciation/depreciation	390,388,908	39,617,368	(867,592)	116,283,477	454,573	220	73,834,775	182,284,853
Net realized and unrealized gain/(loss)	324,018,929	(460,327)	(28,067,356)	95,208,793	1,083,967	116,123	67,895,158	7,843,280
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$323,342,080	$1,670,834	$(25,044,649)	$95,085,864	$1,567,741	$482,044	$67,882,714	$7,586,531

The accompanying notes are an integral part of these financial statements.

57

AMPLIFY ETF TRUST
Statements of Operations(Continued)

	Amplify Samsung SOFR ETF(a)	Amplify Seymour Cannabis ETF		Amplify Thematic All-Stars ETF		Amplify Transformational Data Sharing ETF		Amplify Travel Tech ETF
	For the Period Ended	For the Period/Year Ended		For the Period/Year Ended		For the Period/Year Ended		For the Year Ended
	September 30, 2024	September 30, 2024	October 31, 2023	September 30, 2024	October 31, 2023	September 30, 2024	October 31, 2023	September 30, 2024
INVESTMENT INCOME:
Dividend income in unaffiliated securities	$—	$296,479	$282,211	$$11,024	$19,749	$6,650,337	$4,589,983	$872,009
Less: Dividend withholding taxes	—	—	—	(1,130)	(1,183)	(196,167)	(176,061)	(26,883)
Less: Issuance fees	—	—	—	—	—	(82,473)	(65,855)	(1,083)
Interest income	7,259,038	84,705	190,866	13	170	3,713,542	137,514	19,199
Securities lending income (Note 4)	—	199,089	131,236	$1,526	1,870	3,200,292	7,410,444	63,638
Total investment income	7,259,038	580,273	604,313	11,433	20,606	13,285,531	11,896,025	926,880
EXPENSES:
Investment advisory fee (Note 3)	265,843	181,727	195,223	11,807	19,232	4,756,406	3,151,667	653,021
Fund administration and accounting fees	—	48,537	62,660	—	—	—	—	—
Compliance fees (Note 3)	—	11,862	13,325	—	—	—	—	—
Custodian fees	—	5,183	9,349	—	—	—	—	—
Legal fees	—	17,530	21,712	—	—	—	—	—
Audit fees	—	18,054	21,308	—	—	—	—	—
Reports to shareholders	—	32,793	35,411	—	—	—	—	—
Trustees’ fees	—	11,879	15,445	—	—	—	—	—
Principal Financial Officer fees (Note 3)	—	13,662	15,003	—	—	—	—	—
Shareholder service costs	—	11,065	14,551	—	—	—	—	—
Other expenses and fees	—	20,286	24,103	—	—	—	—	—
Total expenses	265,843	372,578	428,090	11,807	19,232	4,756,406	3,151,667	653,021
Expense reimbursement by Adviser (Note 3)	—	(162,893)	(202,832)	—	—	—	—	—
Net expenses	265,843	209,685	225,258	11,807	19,232	4,756,406	3,151,667	653,021
Net investment income/(loss)	6,993,195	370,588	379,055	(374)	1,374	8,529,125	8,744,358	273,859
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments in unaffiliated securities	—	(15,808,084)	(10,233,790)	(725,492)	(1,494,625)	147,892,032	(190,192,655)	(8,804,851)
Capital Gain Distributions from Investment Companies	—	—	—	—	—	—	78	—
Swap contracts	—	2,229,763	(4,856,502)	—	—	—	—	—
Other investments	—	—	—	—	—	2,369	—	—
Payment from Affiliate	—	—	(1,433)	—	—	—	—	—
Foreign currency translation	—	(2,369)	—	(457)	(595)	(2,702)	(59,524)	(50,851)
Net realized gain/(loss)	—	(13,580,690)	(15,091,725)	(725,949)	(1,495,220)	147,891,699	(190,252,101)	(8,855,702)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated securities	—	15,338,591	(1,221,829)	1,536,619	1,556,426	268,311,718	225,262,331	26,075,170
Swap contracts	—	2,990,204	(4,282,933)	—	—	—	—	—
Foreign currency translation	—	—	—	(12)	59	14,235	25,748	1,025
Securities Sold Short	—	—	—	—	—	—	5,079	—
Net change in unrealized appreciation/depreciation	—	18,328,795	(5,504,762)	1,536,607	1,556,485	268,325,953	225,293,158	26,076,195
Net realized and unrealized gain/(loss)	—	4,748,105	(20,596,487)	810,658	61,265	416,217,652	35,041,057	17,220,493
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,993,195	$5,118,693	(20,217,432)	$810,284	$62,639	$424,746,777	43,785,415	$17,494,352

(a)	Inception date of the Fund was November 14, 2023.
The accompanying notes are an integral part of these financial statements.

58

AMPLIFY ETF TRUST
Statements of Operations(Continued)

	Amplify U.S. Alternative Harvest ETF	Amplify Video Game Tech ETF	Amplify Weight Loss Drug & Treatment ETF(a)
	For the Year Ended	For the Year Ended	For the Period Ended
	September 30, 2024	September 30, 2024	September 30, 2024
INVESTMENT INCOME:
Dividend income in unaffiliated securities	$679,210	$369,025	$16,477
Less: Dividend withholding taxes	—	(41,597)	(984)
Less: Issuance fees	—	(4,031)	(83)
Interest income	5,105,312	8,872	628
Securities lending income (Note 4)	5,970	18,420	114
Total investment income	5,790,492	350,689	16,152
EXPENSES:
Investment advisory fee (Note 3)	900,029	306,613	6,722
Interest expense	126,208	—	—
Total expenses	1,026,237	306,613	6,722
Net investment income	4,764,255	44,076	9,430
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments in unaffiliated securities	(12,825,387)	(4,553,262)	2,864
Swap contracts	(11,592,468)	—	—
Foreign currency translation	14	(25,891)	(979)
Net realized gain/(loss)	(24,417,841)	(4,579,153)	1,885
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated securities	195,471	13,658,876	122,091
Swap contracts	(340,191)	—	—
Foreign currency translation	—	1,226	(8)
Net change in unrealized appreciation/depreciation	(144,720)	13,660,102	122,083
Net realized and unrealized gain/(loss)	(24,562,561)	9,080,949	123,968
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,798,306)	$ 9,125,025	$ 133,398

(a)	Inception date of the Fund was May 20, 2024.
The accompanying notes are an integral part of these financial statements.

59

AMPLIFY ETF TRUST
Statements of Changes in Net Assets

	Amplify AI Powered Equity ETF		Amplify Alternative Harvest ETF
	Year Ended September 30,		Year Ended September 30,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$772,428	$1,256,378	$17,459,862	$8,118,418
Net realized gain/(loss)	24,706,333	(10,338,720)	(177,532,285)	(478,360,334)
Net change in unrealized appreciation/ depreciation	477,345	11,416,406	158,217,589	411,153,991
Net increase/(decrease) in net assets from operations	25,956,106	2,334,064	(1,854,834)	(59,087,925)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(761,524)	(1,342,664)	(20,532,956)	(8,926,095)
Return of capital	—	—	(2,852,668)	—
Total distributions to shareholders	(761,524)	(1,342,664)	(23,385,624)	(8,926,095)
CAPITAL TRANSACTIONS:
Subscriptions	39,587,767	25,157,710	5,106,770	13,603,540
Redemptions	(60,691,835)	(23,259,583)	(10,219,650)	(10,704,480)
Net increase (decrease) in net assets from capital transactions	(21,104,068)	1,898,127	(5,112,880)	2,899,060
NET INCREASE (DECREASE) IN NET ASSETS	4,090,514	2,889,527	(30,353,338)	(65,114,960)
NET ASSETS:
Beginning of the year	101,949,817	99,060,290	259,614,775	324,729,735
End of the year	$ 106,040,331	$101,949,817	$229,261,437	$259,614,775
SHARES TRANSACTIONS
Subscriptions	1,075,000	775,000	1,300,000	3,400,000
Redemptions	(1,675,000)	(775,000)	(3,500,000)	(2,250,000)
Total increase/(decrease) in shares outstanding	(600,000)	—	(2,200,000)	1,150,000

The accompanying notes are an integral part of these financial statements.

60

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify BlackSwan Growth & Treasury Core ETF			Amplify BlackSwan ISWN ETF
	Period Ended September 30, 2024	Year Ended October 31,		Period Ended September 30, 2024	Year Ended October 31,
		2023	2022		2023	2022
OPERATIONS:
Net investment income	$4,707,383	$6,854,775	$6,402,663	$1,041,359	$1,088,316	$594,092
Net realized gain/(loss)	12,850,018	(40,187,128)	(55,800,715)	738,866	(3,891,829)	(8,354,905)
Net change in unrealized appreciation/ depreciation	39,713,353	30,752,637	(120,239,328)	6,629,723	2,140,436	(6,900,721)
Net increase/(decrease) in net assets from operations	57,270,754	(2,579,716)	(169,637,380)	8,409,948	(663,077)	(14,661,534)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(5,212,897)	(6,977,010)	(49,750,465)	(1,144,842)	(1,056,161)	(704,129)
Total distributions to shareholders	(5,212,897)	(6,977,010)	(49,750,465)	(1,144,842)	(1,056,161)	(704,129)
CAPITAL TRANSACTIONS:
Subscriptions	108,154,538	18,978,247	378,151,950	—	10,617,990	21,448,860
Redemptions	(50,979,025)	(102,136,336)	(795,833,189)	(6,708,515)	(2,816,528)	(18,089,013)
Net increase (decrease) in net assets from capital transactions	57,175,513	(83,158,089)	(417,681,239)	(6,708,515)	7,801,462	3,359,847
NET INCREASE (DECREASE) IN NET ASSETS	109,233,370	(92,714,815)	(637,069,084)	556,591	6,082,224	(12,005,816)
NET ASSETS:
Beginning of the period/year	181,682,701	274,397,516	911,466,600	37,429,830	31,347,606	43,353,422
End of the period/year	$290,916,071	$181,682,701	$274,397,516	$37,986,421	$37,429,830	$31,347,606
SHARES TRANSACTIONS
Subscriptions	3,670,000	780,000	10,650,000	—	575,000	900,000
Redemptions	(1,950,000)	(4,080,000)	(25,030,000)	(350,000)	(150,000)	(825,000)
Total increase/(decrease) in shares outstanding	1,720,000	(3,300,000)	(14,380,000)	(350,000)	425,000	75,000

The accompanying notes are an integral part of these financial statements.

61

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify BlackSwan Tech & Treasury ETF			Amplify BlueStar Israel Technology ETF
	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)	Year Ended September 30,
				2024	2023
OPERATIONS:
Net investment income/(loss)	$65,482	$66,795	$35,739	$(104,309)	$4,690
Net realized gain/(loss)	297,468	(131,904)	(623,437)	(9,502,686)	(7,538,396)
Net change in unrealized appreciation/ depreciation	307,448	182,747	(276,453)	22,034,756	2,306,574
Net increase/(decrease) in net assets from operations	670,398	117,638	(864,151)	12,427,761	(5,227,132)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(70,933)	(68,651)	(28,429)	—	—
Total distributions to shareholders	(70,933)	(68,651)	(28,429)	—	—
CAPITAL TRANSACTIONS:
Subscriptions	—	—	4,293,098	13,548,145	2,257,030
Redemptions	—	(853,823)	(432,738)	(26,006,920)	(24,783,240)
Net decrease in net assets from capital transactions	—	(853,823)	3,860,360	(12,458,775)	(22,526,210)
NET INCREASE (DECREASE) IN NET ASSETS	599,465	(804,836)	2,967,780	(31,014)	(27,753,342)
NET ASSETS:
Beginning of the period/year	2,162,944	2,967,780	—	88,689,518	116,442,860
End of the period/year	$2,762,409	$2,162,944	$2,967,780	$88,658,504	$88,689,518
SHARES TRANSACTIONS
Subscriptions	—	—	200,000	300,000	50,000
Redemptions	—	(50,000)	(25,000)	(600,000)	(550,000)
Total decrease in shares outstanding	—	(50,000)	175,000	(300,000)	(500,000)

(a)	Inception date of the Fund was December 8, 2021.
The accompanying notes are an integral part of these financial statements.

62

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Cash Flow Dividend Leaders ETF		Amplify Cash Flow High Income ETF
	Period Ended		Period Ended
	September 30, 2024	October 31, 2023(a)	September 30, 2024	October 31, 2023(b)
OPERATIONS:
Net investment income	$260,794	$7,010	$44,743	$3,543
Net realized gain/(loss)	1,478,469	(5,729)	58,408	5,228
Net change in unrealized appreciation/depreciation	653,921	(262,022)	384,289	(149,162)
Net increase/(decrease) in net assets from operations	2,393,184	(260,741)	487,440	(140,391)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(260,749)	(6,480)	(28,309)	(20,026)
Return of capital	—	—	(179,023)	—
Total distributions to shareholders	(260,749)	(6,480)	(207,332)	(20,026)
CAPITAL TRANSACTIONS:
Subscriptions	19,955,711	5,403,868	—	2,975,706
Redemptions	(9,112,680)	—	(1,543,542)	—
Net increase (decrease) in net assets from capital transactions	10,843,031	5,403,868	(1,543,542)	2,975,706
NET INCREASE (DECREASE) IN NET ASSETS	12,975,466	5,136,647	(1,263,434)	2,815,289
NET ASSETS:
Beginning of the period	5,136,647	—	2,815,289	—
End of the period	$18,112,113	$5,136,647	$1,551,855	$2,815,289
SHARES TRANSACTIONS
Subscriptions	710,000	220,000	—	120,000
Redemptions	(320,000)	—	(60,000)	—
Total increase/(decrease) in shares outstanding	390,000	220,000	(60,000)	120,000

(a)	Inception date of the Fund was September 12, 2023.
(b)	Inception date of the Fund was September 19, 2023.
The accompanying notes are an integral part of these financial statements.

63

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify CWP Enhanced Dividend Income ETF			Amplify CWP Growth & Income ETF
	Period Ended September 30, 2024	Year Ended October 31,		Period Ended September 30, 2024(a)
		2023	2022
OPERATIONS:
Net investment income	$60,321,348	$60,061,554	$22,060,258	$4,174
Net realized gain/(loss)	128,105,133	(4,190,535)	2,530,977	(7,072)
Net change in unrealized appreciation/ depreciation	528,730,934	(30,437,822)	(79,374)	264,844
Net increase in net assets from operations	717,157,415	25,433,197	24,511,861	261,946
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(140,584,687)	(60,061,554)	(32,662,560)	(27,703)
Return of capital	—	(72,626,691)	(33,000,810)	(31,820)
Total distributions to shareholders	(140,584,687)	(132,688,245)	(65,663,370)	(59,523)
CAPITAL TRANSACTIONS:
Subscriptions	331,766,510	1,010,437,880	1,387,185,500	9,952,528
Redemptions	(135,406,335)	(164,920,195)	(10,597,300)	—
ETF transaction fees (See Note 1)	—	5	—	—
Net increase in net assets from capital transactions	196,360,175	845,517,690	1,376,588,200	9,952,528
NET INCREASE IN NET ASSETS	772,932,903	738,262,642	1,335,436,691	10,154,951
NET ASSETS:
Beginning of the period/year	2,840,052,774	2,101,790,132	766,353,441	—
End of the period/year	$3,612,985,677	$2,840,052,774	$2,101,790,132	$10,154,951
SHARES TRANSACTIONS
Subscriptions	8,550,000	28,250,000	39,000,000	400,000
Redemptions	(3,700,000)	(4,650,000)	(300,000)	—
Total increase in shares outstanding	4,850,000	23,600,000	38,700,000	400,000

(a)	Inception date of the Fund was August 21, 2024.
The accompanying notes are an integral part of these financial statements.

64

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify CWP International Enhanced Dividend Income ETF			Amplify Cybersecurity ETF
	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)	Year Ended September 30,
				2024	2023
OPERATIONS:
Net investment income	$2,733,887	$851,164	$5,879	$3,625,606	$2,841,653
Net realized gain/(loss)	(364,299)	(992,658)	(2,018)	170,058,823	(4,404,126)
Net change in unrealized appreciation/depreciation	14,534,121	(242,709)	(39,515)	277,525,856	250,682,598
Net increase/(decrease) in net assets from operations	16,903,709	(384,203)	(35,654)	451,210,285	249,120,125
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,734,332)	(866,121)	(5,879)	(3,564,023)	(3,006,286)
Return of capital	(3,190,333)	(583,515)	(12,496)	—	—
Total distributions to shareholders	(5,924,665)	(1,449,636)	(18,375)	(3,564,023)	(3,006,286)
CAPITAL TRANSACTIONS:
Subscriptions	96,572,195	45,304,688	2,478,528	516,709,955	—
Redemptions	(10,269,535)	(3,441,413)	(606,125)	(641,741,930)	(253,836,840)
ETF transaction fees (See Note 1)	—	5,701	—	—	—
Net increase (decrease) in net assets from capital transactions	86,302,660	41,868,976	1,872,403	(125,031,975)	(253,836,840)
NET INCREASE (DECREASE) IN NET ASSETS	97,281,704	40,035,137	1,818,374	322,614,287	(7,723,001)
NET ASSETS:
Beginning of the period/year	41,853,511	1,818,374	—	1,423,792,451	1,431,515,452
End of the period/year	$139,135,215	$41,853,511	$1,818,374	$1,746,406,738	$1,423,792,451
SHARES TRANSACTIONS
Subscriptions	3,300,000	1,650,000	100,000	8,100,000	—
Redemptions	(375,000)	(125,000)	(25,000)	(10,150,000)	(5,400,000)
Total increase/(decrease) in shares outstanding	2,925,000	1,525,000	75,000	(2,050,000)	(5,400,000)

(a)	Inception date of the Fund was September 7, 2022.
The accompanying notes are an integral part of these financial statements.

65

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Etho Climate Leadership U.S. ETF		Amplify Global Cloud Technology ETF
	Year Ended September 30,		Year Ended September 30,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$2,045,224	$2,086,680	$5,216	$3,724
Net realized gain/(loss)	14,651,351	(8,294,769)	2,830,842	(1,237,671)
Net change in unrealized appreciation/ depreciation	17,614,033	20,608,883	4,639,885	5,913,497
Net increase in net assets from operations	34,310,608	14,400,794	7,475,943	4,679,550
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,183,651)	(2,120,978)	(6,153)	—
Return of capital	(82,109)	—	—	—
Total distributions to shareholders	(2,265,760)	(2,120,978)	(6,153)	—
CAPITAL TRANSACTIONS:
Subscriptions	59,868,820	17,582,385	7,081,285	3,532,080
Redemptions	(75,655,595)	(5,011,035)	(12,726,595)	(6,480,250)
ETF transaction fees (See Note 1)	—	—	177	136
Net increase (decrease) in net assets from capital transactions	(15,786,775)	12,571,350	(5,645,133)	(2,948,034)
NET INCREASE IN NET ASSETS	16,258,073	24,851,166	1,824,657	1,731,516
NET ASSETS:
Beginning of the year	172,521,330	147,670,164	24,656,066	22,924,550
End of the year	$188,779,403	$172,521,330	$26,480,723	$24,656,066
SHARES TRANSACTIONS
Subscriptions	1,050,000	350,000	150,000	100,000
Redemptions	(1,350,000)	(100,000)	(300,000)	(200,000)
Total increase/(decrease) in shares outstanding	(300,000)	250,000	(150,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

66

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify High Income ETF			Amplify Junior Silver Miners ETF
	Period Ended September 30, 2024	Year Ended October 31,		Year Ended September 30,
		2023	2022	2024	2023
OPERATIONS:
Net investment income/(loss)	$34,586,455	$33,462,803	$22,792,564	$(676,849)	$(1,107,772)
Net realized loss	(23,759,568)	(24,249,922)	(32,717,536)	(66,369,979)	(132,946,837)
Net change in unrealized appreciation/depreciation	98,029,689	(768,803)	(93,747,918)	390,388,908	86,306,661
Net increase/(decrease) in net assets from operations	108,856,576	8,444,078	(103,672,890)	323,342,080	(47,747,948)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(35,057,043)	(32,823,110)	(23,924,398)	(60,499)	(380,891)
Return of capital	(14,916,957)	(10,544,890)	(13,017,602)	—	—
Total distributions to shareholders	(49,974,000)	(43,368,000)	(36,942,000)	(60,499)	(380,891)
CAPITAL TRANSACTIONS:
Subscriptions	168,056,180	115,213,635	55,386,975	202,361,105	47,001,305
Redemptions	(38,893,810)	(37,404,110)	(65,681,329)	(62,019,860)	(24,831,770)
ETF transaction fees (See Note 1)	408	—	54	—	—
Net increase in net assets from capital transactions	129,162,778	77,809,525	(10,294,300)	140,341,245	22,169,535
NET INCREASE (DECREASE) IN NET ASSETS	188,045,354	42,885,603	(150,909,190)	463,622,826	(25,959,304)
NET ASSETS:
Beginning of the period/year	340,947,275	298,061,672	448,970,862	580,398,296	606,357,600
End of the period/year	$528,992,629	$340,947,275	$298,061,672	$1,044,021,122	$580,398,296
SHARES TRANSACTIONS
Subscriptions	14,200,000	9,750,000	4,050,000	17,700,000	4,500,000
Redemptions	(3,350,000)	(3,300,000)	(4,700,000)	(5,250,000)	(2,350,000)
Total increase in shares outstanding	10,850,000	6,450,000	(650,000)	12,450,000	2,150,000

The accompanying notes are an integral part of these financial statements.

67

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Lithium & Battery Technology ETF			Amplify Mobile Payments ETF
	Period Ended September 30, 2024	Year Ended October 31,		Year Ended September 30,
		2023	2022	2024	2023
OPERATIONS:
Net investment income/(loss)	$2,131,161	$3,022,707	$6,356,741	$(122,929)	$268,653
Net realized loss	(40,077,695)	(27,199,764)	(8,576,670)	(21,074,684)	(61,842,716)
Net change in unrealized appreciation/ depreciation	39,617,368	(867,592)	(86,320,529)	116,283,477	89,485,662
Net increase/(decrease) in net assets from operations	1,670,834	(25,044,649)	(88,540,458)	95,085,864	27,911,599
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,657,984)	(6,037,095)	(5,449,017)	(416,255)	—
Total distributions to shareholders	(3,657,984)	(6,037,095)	(5,449,017)	(416,255)	—
CAPITAL TRANSACTIONS:
Subscriptions	1,802,440	7,256,025	96,179,630	11,741,025	4,069,200
Redemptions	(31,959,675)	(25,274,805)	(76,589,950)	(165,114,985)	(182,204,515)
ETF transaction fees (See Note 1)	9,911	11,624	53,717	15,516	30,615
Net decrease in net assets from capital transactions	(30,147,324)	(18,007,156)	19,643,397	(153,358,444)	(178,104,700)
NET DECREASE IN NET ASSETS	(32,134,474)	(49,088,900)	(74,346,078)	(58,688,835)	(150,193,101)
NET ASSETS:
Beginning of the period/year	110,702,207	159,791,107	234,137,185	357,014,888	507,207,989
End of the period/year	$78,567,733	$110,702,207	$159,791,107	$298,326,053	$357,014,888
SHARES TRANSACTIONS
Subscriptions	200,000	550,000	5,300,000	250,000	100,000
Redemptions	(3,400,000)	(2,000,000)	(4,550,000)	(3,650,000)	(4,400,000)
Total decrease in shares outstanding	(3,200,000)	(1,450,000)	750,000	(3,400,000)	(4,300,000)

The accompanying notes are an integral part of these financial statements.

68

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Natural Resources Dividend Income ETF			Amplify Online Retail ETF
	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)	Period Ended September 30, 2024	Year Ended October 31,
					2023	2022
OPERATIONS:
Net investment income/(loss)	$483,774	$365,921	$8,965	$(12,444)	$(256,749)	$2,180,233
Net realized gain/(loss)	629,394	115,903	36,776	(5,939,617)	(174,441,573)	(149,428,601)
Net change in unrealized appreciation/ depreciation	454,573	220	(17,176)	73,834,775	182,284,853	(316,988,677)
Net increase/(decrease) in net assets from operations	1,567,741	482,044	28,565	67,882,714	7,586,531	(464,237,045)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(483,774)	(365,917)	(8,953)	—	—	—
Return of capital	(188,984)	(129,309)	(848)	—	—	—
Total distributions to shareholders	(672,758)	(495,226)	(9,801)	—	—	—
CAPITAL TRANSACTIONS:
Subscriptions	10,642,027	11,763,898	2,486,810	17,910,225	67,742,930	53,305,915
Redemptions	(6,371,645)	(4,498,650)	(629,485)	(82,514,090)	(105,954,075)	(299,390,842)
ETF transaction fees (See Note 1)	—	—	—	4,519	5,641	—
Net increase (decrease) in net assets from capital transactions	4,270,382	7,265,248	1,857,325	(64,599,346)	(38,205,504)	(246,084,927)
NET INCREASE/(decrease) IN NET ASSETS	5,165,365	7,252,066	1,876,089	3,283,368	(30,618,973)	(710,321,972)
NET ASSETS:
Beginning of the period/year	9,128,155	1,876,089	—	155,740,639	186,359,612	896,681,584
End of the period/year	$14,293,520	$9,128,155	$1,876,089	$159,024,007	$155,740,639	$186,359,612
SHARES TRANSACTIONS
Subscriptions	375,000	450,000	100,000	350,000	1,450,000	750,000
Redemptions	(225,000)	(175,000)	(25,000)	(1,500,000)	(2,350,000)	(4,200,000)
Total increase/(decrease) in shares outstanding	150,000	275,000	75,000	(1,150,000)	(900,000)	(3,450,000)

(a)	Inception date of the Fund was August 23, 2022.
The accompanying notes are an integral part of these financial statements.

69

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Samsung SOFR ETF	Amplify Seymour Cannabis ETF
	Period Ended September 30, 2024(a)	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022
OPERATIONS:
Net investment income	$6,993,195	$370,588	$379,055	$28,189
Net realized loss	—	(13,580,690)	(15,091,725)	(40,016,078)
Net change in unrealized appreciation/ depreciation	—	18,328,795	(5,504,762)	(24,020,718)
Net increase/(decrease) in net assets from operations	6,993,195	5,118,693	(20,217,432)	(64,008,607)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(7,066,684)	—	—	(960)
Total distributions to shareholders	(7,066,684)	—	—	(960)
CAPITAL TRANSACTIONS:
Subscriptions	242,473,702	1,302,555	1,912,410	9,048,720
Redemptions	—	(2,034,410)	(555,060)	(5,949,360)
ETF transaction fees (See Note 1)	59,553	595	—	—
Net increase (decrease) in net assets from capital transactions	242,533,255	(731,260)	1,357,350	3,099,360
NET INCREASE (DECREASE) IN NET ASSETS	242,459,766	4,387,433	(18,860,082)	(60,910,207)
NET ASSETS:
Beginning of the period/year	—	23,590,528	42,450,610	103,360,817
End of the period/year	$242,459,766	$27,977,961	$23,590,528	$42,450,610
SHARES TRANSACTIONS
Subscriptions	2,420,000	250,000	400,000	650,000
Redemptions	—	(450,000)	(150,000)	(400,000)
Total increase/(decrease) in shares outstanding	2,420,000	(200,000)	250,000	250,000

(a)	Inception date of the Fund was November 14, 2023.
The accompanying notes are an integral part of these financial statements.

70

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Thematic All-Stars ETF			Amplify Transformational Data Sharing ETF
	Period Ended September 30, 2024	Year Ended October 31,		Period Ended September 30, 2024	Year Ended October 31,
		2023	2022		2023	2022
OPERATIONS:
Net investment income/(loss)	$(374)	$1,374	$(2,522)	$8,529,125	$8,744,358	$11,637,629
Net realized gain/(loss)	(725,949)	(1,495,220)	(2,605,469)	147,891,699	(190,252,101)	(181,682,166)
Net change in unrealized appreciation/ depreciation	1,536,607	1,556,485	(3,878,252)	268,325,953	225,293,158	(757,847,628)
Net increase/(decrease) in net assets from operations	810,284	62,639	(6,486,243)	424,746,777	43,785,415	(927,892,165)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	—	(378)	(12,491,001)	—	(167,906,335)
Total distributions to shareholders	—	—	(378)	(12,491,001)	—	(167,906,335)
CAPITAL TRANSACTIONS:
Subscriptions	—	—	8,474,088	714,227,950	17,641,355	320,208,315
Redemptions	(1,017,740)	(2,467,558)	(8,468,128)	(868,167,765)	(98,650,555)	(255,162,225)
ETF transaction fees (See Note 1)	85	28	456	6,716	—	526
Net decrease in net assets from capital transactions	(1,017,655)	(2,467,530)	6,416	(153,933,099)	(81,009,200)	65,046,616
NET INCREASE (DECREASE) IN NET ASSETS	(207,371)	(2,404,891)	(6,480,205)	258,322,677	(37,223,785)	(1,030,751,884)
NET ASSETS:
Beginning of the period/year	2,422,732	4,827,623	11,307,828	427,074,600	464,298,385	1,495,050,269
End of the period/year	$2,215,361	$2,422,732	$4,827,623	$685,397,277	$427,074,600	$464,298,385
SHARES TRANSACTIONS
Subscriptions	—	—	325,000	25,200,000	950,000	6,700,000
Redemptions	(50,000)	(150,000)	(425,000)	(27,700,000)	(5,250,000)	(8,650,000)
Total decrease in shares outstanding	(50,000)	(150,000)	(100,000)	(2,500,000)	(4,300,000)	(1,950,000)

The accompanying notes are an integral part of these financial statements.

71

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Travel Tech ETF		Amplify U.S. Alternative Harvest ETF
	Year Ended September 30,		Year Ended September 30,
	2024	2023	2024	2023
OPERATIONS:
Net investment income/(loss)	$273,859	$(655,431)	$4,764,255	$5,366,178
Net realized loss	(8,855,702)	(56,416,763)	(24,417,841)	(15,572,050)
Net change in unrealized appreciation/ depreciation	26,076,195	67,391,971	(144,720)	(2,096,619)
Net increase/(decrease) in net assets from operations	17,494,352	10,319,777	(19,798,306)	(12,302,491)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(238,899)	—	—	—
Return of capital	(13,494)	—	(4,743,152)	—
Total distributions to shareholders	(252,393)	—	(4,743,152)	—
CAPITAL TRANSACTIONS:
Subscriptions	17,755,390	—	38,169,383	100,679,726
Redemptions	(73,386,860)	(53,125,815)	(35,780,918)	(36,219,769)
ETF transaction fees (See Note 1)	13,805	16,484	—	—
Net increase (decrease) in net assets from capital transactions	(55,617,665)	(53,109,331)	2,388,465	64,459,957
NET INCREASE (DECREASE) IN NET ASSETS	(38,375,706)	(42,789,554)	(22,152,993)	52,157,466
NET ASSETS:
Beginning of the year	103,928,756	146,718,310	137,124,062	84,966,596
End of the year	$65,553,050	$103,928,756	$114,971,069	$137,124,062
SHARES TRANSACTIONS
Subscriptions	900,000	—	19,970,000	56,940,000
Redemptions	(3,850,000)	(3,100,000)	(17,910,000)	(22,390,000)
Total increase/(decrease) in shares outstanding	(2,950,000)	(3,100,000)	2,060,000	34,550,000

The accompanying notes are an integral part of these financial statements.

72

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Video Game Tech ETF		Amplify Weight Loss Drug & Treatment ETF
	Year Ended September 30,		Period Ended September 30, 2024(a)
	2024	2023
OPERATIONS:
Net investment income	$44,076	$146,187	$9,430
Net realized gain/(loss)	(4,579,153)	(13,694,128)	1,885
Net change in unrealized appreciation/depreciation	13,660,102	16,680,126	122,083
Net increase in net assets from operations	9,125,025	3,132,185	133,398
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(32,197)	—	—
Total distributions to shareholders	(32,197)	—	—
CAPITAL TRANSACTIONS:
Subscriptions	—	—	4,680,761
Redemptions	(11,698,250)	(11,294,385)	—
ETF transaction fees (See Note 1)	12,815	5,825	75
Net increase (decrease) in net assets from capital transactions	(11,685,435)	(11,288,560)	4,680,836
NET INCREASE (DECREASE) IN NET ASSETS	(2,592,607)	(8,156,375)	4,814,234
NET ASSETS:
Beginning of the period/year	42,844,354	51,000,729	—
End of the period/year	$40,251,747	$42,844,354	$4,814,234
SHARES TRANSACTIONS
Subscriptions	—	—	180,000
Redemptions	(200,000)	(200,000)	—
Total increase/(decrease) in shares outstanding	(200,000)	(200,000)	180,000

(a)	Inception date of the Fund was May 20, 2024.
The accompanying notes are an integral part of these financial statements.

73

Amplify AI Powered Equity ETF
Financial Highlights

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$29.77	$28.92	$41.12	$30.72	$26.19
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.25	0.35	0.09	(0.03)	0.14
Net realized and unrealized gain (loss) on investments(b)	7.78	0.87	(11.57)	10.47	4.52
Total from investment operations	8.03	1.22	(11.48)	10.44	4.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.37)	—	(0.04)	(0.13)
Net realized gains	—	—	(0.72)	—	—
Total distributions	(0.26)	(0.37)	(0.72)	(0.04)	(0.13)
Net asset value, end of year	$37.54	$29.77	$28.92	$41.12	$30.72
Total return	27.00%	4.20%	−28.45%	34.00%	17.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$106,040	$101,950	$99,060	$167,562	$92,933
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	0.73%	1.17%	0.24%	(0.09)%	0.49%
Portfolio turnover rate(c)	1159%	2719%	1708%	540%	239%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

74

Amplify Alternative Harvest ETF
Financial Highlights

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$3.64	$4.62	$14.40	$10.37	$20.83
INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.12	0.18	0.26	0.91
Net realized and unrealized gain (loss) on investments(b)	(0.24)(d)	(0.98)	(9.78)	4.01	(10.49)
Total from investment operations	0.01	(0.86)	(9.60)	4.27	(9.58)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.12)	(0.18)	(0.24)	(0.88)
Return of Capital	(0.04)	—	—	—	—
Total distributions	(0.34)	(0.12)	(0.18)	(0.24)	(0.88)
Net asset value, end of year	$3.31	$3.64	$4.62	$14.40	$10.37
Total return	0.40%(e)	−18.67%	−67.06%	40.90%	−46.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$229,261	$259,615	$324,730	$1,067,609	$495,971
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.75%	0.75%	0.75%	0.75%	0.75%
After expense reimbursement/ recoupment	0.39%	0.46%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	7.29%	2.89%	1.95%	1.39%	6.27%
Portfolio turnover rate(c)	45%	60%	74%	75%	46%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Portfolio turnover rate excludes in-kind transactions.
(d)
Amount includes non-recurring payment for litigation proceeds, which represents a settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.06 (see Note 11 in Notes to Financial Statements).

(e)
Amount includes non-recurring payment for litigation proceeds, which represents a settlement received by the Fund. The litigation proceeds impact the total return by 1.96% (see Note 11 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

75

Amplify BlackSwan Growth & Treasury Core ETF
Financial Highlights

	Period Ended September 30, 2024	Year Ended October 31,				Period Ended October 31, 2019(a)
		2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period/year	$23.17	$24.63	$35.72	$30.87	$28.57	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.70	0.74	0.33	0.09	0.12	0.43
Net realized and unrealized gain (loss) on investments(c)	7.30	(1.43)	(9.41)	5.25	3.05	3.52
Total from investment operations	8.00	(0.69)	(9.08)	5.34	3.17	3.95
LESS DISTRIBUTIONS FROM:
Net investment income	(0.74)	(0.77)	(0.38)	(0.07)	(0.19)	(0.38)
Net realized gains	—	—	(1.63)	(0.42)	(0.68)	—
Total distributions	(0.74)	(0.77)	(2.01)	(0.49)	(0.87)	(0.38)
ETF transaction fees per share	0.00(d)	—	—	—	0.00(d)	—
Net asset value, end of period/year	$30.43	$23.17	$24.63	$35.72	$30.87	$28.57
Total return(e)	34.80%	−2.97%	−26.77%	17.44%	11.29%	15.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$290,916	$181,683	$274,398	$911,467	$685,231	$124,299
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	2.81%	2.92%	1.08%	0.25%	0.40%	1.64%
Portfolio turnover rate(e)(f)	61%	218%	286%	194%	162%	154%

(a)	Inception date of the Fund was November 5, 2018.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

76

Amplify BlackSwan ISWN ETF
Financial Highlights

	Period Ended September 30, 2024	Year Ended October 31,		Period Ended October 31, 2021(a)
		2023	2022
PER SHARE DATA:
Net asset value, beginning of period/year	$17.01	$17.66	$25.50	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.52	0.55	0.30	0.07
Net realized and unrealized gain (loss) on investments(c)	3.58	(0.66)	(7.77)	0.48
Total from investment operations	4.10	(0.11)	(7.47)	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)	(0.54)	(0.27)	(0.05)
Net realized gains	—	—	(0.10)	—
Total distributions	(0.58)	(0.54)	(0.37)	(0.05)
Net asset value, end of period/year	$20.53	$17.01	$17.66	$25.50
Total return(d)	24.31%	−0.80%	−29.51%	2.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$37,986	$37,430	$31,348	$43,353
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets(e)	2.95%	2.93%	1.42%	0.38%
Portfolio turnover rate(d)(f)	32%	195%	221%	123%

(a)	Inception date of the Fund was January 25, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

77

Amplify BlackSwan Tech & Treasury ETF
Financial Highlights

	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period/year	$17.30	$16.96	$24.95
INVESTMENT OPERATIONS:
Net investment income(b)	0.52	0.53	0.30
Net realized and unrealized gain (loss) on investments(c)	4.85	0.36	(8.03)
Total from investment operations	5.37	0.89	(7.73)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.57)	(0.55)	(0.26)
Total distributions	(0.57)	(0.55)	(0.26)
Net asset value, end of period/year	$22.10	$17.30	$16.96
Total return(d)	31.20%	5.25%	−31.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$2,762	$2,163	$2,968
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets(e)	2.80%	2.92%	1.70%
Portfolio turnover rate(d)(f)	39%	209%	153%

(a)	Inception date of the Fund was December 8, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

78

Amplify BlueStar Israel Technology ETF
Financial Highlights

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$41.25	$43.94	$66.09	$55.57	$39.92
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)	0.00(b)	(0.05)	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments(c)	6.73	(2.69)	(22.10)	10.97	15.71
Total from investment operations	6.67	(2.69)	(22.15)	10.96	15.65
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.44)	—
Total distributions	—	—	—	(0.44)	—
Net asset value, end of year	$47.92	$41.25	$43.94	$66.09	$55.57
Total return	16.18%	−6.12%	−33.52%	19.76%	39.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$88,659	$88,690	$116,443	$191,673	$127,802
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment loss to average net assets	(0.12)%	0.00%(d)	(0.10)%	(0.02)%	(0.12)%
Portfolio turnover rate(e)	21%	17%	25%	21%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than 0.005%.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

79

Amplify Cash Flow Dividend Leaders ETF
Financial Highlights

	Period Ended September 30, 2024	Period Ended October 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.35	$25.13
INVESTMENT OPERATIONS:
Net investment income(b)	0.59	0.05
Net realized and unrealized gain (loss) on investments(c)	6.34	(1.79)
Total from investment operations	6.93	(1.74)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.04)
Total distributions	(0.59)	(0.04)
Net asset value, end of period	$29.69	$23.35
Total return(d)	29.91%	−6.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,112	$5,137
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.39%	0.39%
After expense reimbursement/recoupment(e)	—%	—%
Ratio of net investment income to average net assets(e)	2.30%	1.46%
Portfolio turnover rate(d)(f)	140%	21%

(a)	Inception date of the Fund was September 12, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

80

Amplify Cash Flow High Income ETF
Financial Highlights

	Period Ended September 30, 2024	Period Ended October 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.46	$24.92
INVESTMENT OPERATIONS:
Net investment income(b)	0.40	0.03
Net realized and unrealized gain (loss) on investments(c)	3.89	(1.32)
Total from investment operations	4.29	(1.29)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.17)
Return of capital	(1.63)	—
Total distributions	(1.89)	(0.17)
Net asset value, end of period	$25.86	$23.46
Total return(d)	18.64%	−5.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,552	$2,815
Ratio of expenses to average net assets(e)	0.65%	0.65%
Ratio of net investment income to average net assets(e)	1.70%	1.14%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was September 19, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

81

Amplify CWP Enhanced Dividend Income ETF
Financial Highlights

	Period Ended September 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period/year	$34.24	$35.41	$37.11	$29.22	$30.41	$28.51
INVESTMENT OPERATIONS:
Net investment income(a)	0.73	0.78	0.59	0.49	0.48	0.58
Net realized and unrealized gain (loss) on investments(b)	7.87	(0.24)	(0.57)	9.22	0.79	2.93
Total from investment operations	8.60	0.54	0.02	9.71	1.27	3.51
LESS DISTRIBUTIONS FROM:
Net investment income	(1.51)	(0.77)	(0.58)	(1.56)	(0.27)	(1.61)
Net realized gains	(0.18)	—	(0.28)	(0.11)	(0.86)	—
Return of capital	—	(0.94)	(0.86)	(0.15)	(1.33)	—
Total distributions	(1.69)	(1.71)	(1.72)	(1.82)	(2.46)	(1.61)
ETF transaction fees per share	0.00(c)	0.00(c)	—	—	—	—
Net asset value, end of period/ year	$41.15	$34.24	$35.41	$37.11	$29.22	$30.41
Total return(d)	25.61%	1.47%	0.14%	33.81%	4.40%	12.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$3,612,986	$2,840,053	$2,101,790	$766,353	$106,668	$21,286
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.55%	0.55%	0.55%	0.61%	0.95%	0.95%
After expense reimbursement/ recoupment	0.54%	0.55%	0.55%	0.54%	0.49%	0.49%
Ratio of net investment income to average net assets	2.09%	2.20%	1.67%	1.38%	1.62%	1.96%
Portfolio turnover rate(d)(e)	73%	66%	87%	89%	86%	115%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

82

Amplify CWP Growth & Income ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain on investments(c)	0.52
Total from investment operations	0.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)
Return of capital	(0.08)
Total distributions	(0.15)
Net asset value, end of period	$25.39
Total return(d)	2.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,155
Ratio of expenses to average net assets(e)	0.55%
Ratio of net investment income to average net assets(e)	0.62%
Portfolio turnover rate(d)(f)	27%

(a)	Inception date of the Fund was August 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

83

Amplify CWP International Enhanced Dividend Income ETF
Financial Highlights

	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period/year	$26.16	$24.24	$25.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.80	1.03	0.09
Net realized and unrealized gain (loss) on investments(c)	5.44	2.51	(0.63)
Total from investment operations	6.24	3.54	(0.54)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.78)	(0.98)	(0.07)
Return of capital	(0.91)	(0.65)	(0.18)
Total distributions	(1.69)	(1.63)	(0.25)
ETF transaction fees per share	0.00(d)	0.01	—
Net asset value, end of period/year	$30.71	$26.16	$24.24
Total return(e)	24.20%	14.59%	−2.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$139,135	$41,854	$1,818
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(f)	2.90%	3.78%	2.40%
Portfolio turnover rate(e)(g)	104%	83%	12%

(a)	Inception date of the Fund was September 7, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

84

Amplify Cybersecurity ETF
Financial Highlights

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$51.59	$43.38	$60.97	$46.56	$37.46
INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.09	0.06	0.20	0.64
Net realized and unrealized gain (loss) on investments(b)	16.76	8.22	(17.59)	14.39	9.10
Total from investment operations	16.89	8.31	(17.53)	14.59	9.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.10)	(0.06)	(0.18)	(0.64)
Total distributions	(0.13)	(0.10)	(0.06)	(0.18)	(0.64)
ETF transaction fees per share	0.00(c)	—	—	—	—
Net asset value, end of year	$68.35	$51.59	$43.38	$60.97	$46.56
Total return	32.78%	19.18%	−28.77%	31.34%	26.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,746,407	$1,423,792	$1,431,515	$2,307,648	$1,503,814
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.22%	0.20%	0.11%	0.35%	1.50%
Portfolio turnover rate(d)	71%	16%	51%	34%	33%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

85

Amplify Etho Climate Leadership U.S. ETF
Financial Highlights

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$50.01	$46.15	$59.36	$44.18	$39.58
INVESTMENT OPERATIONS:
Net investment income(a)	0.63	0.63	0.52	0.47	0.41
Net realized and unrealized gain (loss) on investments(b)	9.99	3.87	(13.26)	15.17	4.54
Total from investment operations	10.62	4.50	(12.74)	15.64	4.95
LESS DISTRIBUTIONS FROM:
Net investment income	(0.67)	(0.64)	(0.47)	(0.46)	(0.35)
Return of capital	(0.03)	—	—	—	—
Total distributions	(0.70)	(0.64)	(0.47)	(0.46)	(0.35)
Net asset value, end of year	$59.93	$50.01	$46.15	$59.36	$44.18
Total return	21.33%	9.74%	−21.58%	35.48%	12.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$188,779	$172,521	$147,670	$178,070	$90,561
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	1.15%	1.22%	0.92%	0.83%	1.00%
Portfolio turnover rate(c)	78%	50%	30%	45%	37%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

86

Amplify Global Cloud Technology ETF
Financial Highlights

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$35.22	$28.66	$51.58	$42.29	$35.92
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	0.01	(0.03)	(0.03)	0.26
Net realized and unrealized gain (loss) on investments(b)	12.93	6.55	(22.89)	9.45	6.34
Total from investment operations	12.94	6.56	(22.92)	9.42	6.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—	—	(0.13)	(0.23)
Total distributions	(0.01)	—	—	(0.13)	(0.23)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	—	—
Net asset value, end of year	$48.15	$35.22	$28.66	$51.58	$42.29
Total return	36.72%	22.92%	−44.44%	22.28%	18.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$26,481	$24,656	$22,925	$54,155	$46,515
Ratio of expenses to average net assets	0.68%	0.68%	0.68%	0.68%	0.71%(e)
Ratio of net investment income (loss) to average net assets	0.02%	0.02%	(0.09)%	(0.06)%	0.70%
Portfolio turnover rate(d)	36%	29%	28%	14%	104%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Effective April 7, 2020, the Fund’s expense ratio was reduced to 0.68%.
The accompanying notes are an integral part of these financial statements.

87

Amplify High Income ETF
Financial Highlights

	Period Ended September 30, 2024	Year Ended October 31,				Period Ended October 31, 2019(f)
		2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period/year	$10.60	$11.60	$17.04	$14.28	$17.62	$16.09
INVESTMENT OPERATIONS:
Net investment income(a)	0.92	1.12	0.89	0.81	0.97	0.86
Net realized and unrealized gain (loss) on investments(b)	2.10	(0.68)	(4.89)	3.48	(2.69)	1.97
Total from investment operations	3.02	0.44	(4.00)	4.29	(1.72)	2.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.93)	(1.09)	(0.93)	(0.86)	(1.03)	(0.87)
Return of capital	(0.39)	(0.35)	(0.51)	(0.67)	(0.59)	(0.43)
Total distributions	(1.32)	(1.44)	(1.44)	(1.53)	(1.62)	(1.30)
ETF transaction fees per share	0.00(c)	—	0.00(c)	0.00(c)	0.00(c)	—
Net asset value, end of period/year	$12.30	$10.60	$11.60	$17.04	$14.28	$17.62
Total return(d)	29.67%	3.52%	−24.46%	30.71%	−9.84%	17.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$528,993	$340,947	$298,062	$448,971	$222,820	$237,004
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	8.53%	9.57%	6.23%	4.81%	6.29%	5.93%
Portfolio turnover rate(d)(e)	110%	48%	59%	90%	43%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	For period January 1, 2019 to October 1, 2019. See Note 1 to the Financial Statements.
The accompanying notes are an integral part of these financial statements.

88

Amplify Junior Silver Miners ETF
Financial Highlights

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$8.45	$9.11	$11.82	$13.79	$9.45
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	(0.02)	0.01	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments(b)	4.43	(0.63)	(2.68)	(1.76)	4.56
Total from investment operations	4.42	(0.65)	(2.67)	(1.77)	4.51
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	(0.04)	(0.20)	(0.17)
Total distributions	—	(0.01)	(0.04)	(0.20)	(0.17)
ETF transaction fees per share	0.00(c)	—	0.00(c)	0.00(c)	—
Net asset value, end of year	$12.87	$8.45	$9.11	$11.82	$13.79
Total return	52.30%	−7.23%	−22.63%	−13.06%	48.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,044,021	$580,398	$606,358	$727,987	$408,319
Ratio of expenses to average net assets	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets	(0.09)%	(0.16)%	0.12%	(0.10)%	(0.46)%
Portfolio turnover rate(d)	56%	80%	34%	26%	71%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

89

Amplify Lithium & Battery Technology ETF
Financial Highlights

	Period Ended September 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period/year	$9.84	$12.58	$19.59	$10.83	$10.59	$12.87
INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.25	0.49	0.27	0.16	0.29
Net realized and unrealized gain (loss) on investments(b)	0.04	(2.51)	(7.08)	8.50	0.41	(2.48)
Total from investment operations	0.26	(2.26)	(6.59)	8.77	0.57	(2.19)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.48)	(0.42)	(0.03)	(0.35)	(0.10)
Total distributions	(0.34)	(0.48)	(0.42)	(0.03)	(0.35)	(0.10)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.02	0.02	0.01
Net asset value, end of period/year	$9.76	$9.84	$12.58	$19.59	$10.83	$10.59
Total return(d)	2.38%	−18.52%	−34.28%	81.32%	5.56%	−16.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$78,568	$110,702	$159,791	$234,137	$9,747	$4,767
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.59%	0.59%	0.59%	0.59%	0.89%	0.92%
After expense reimbursement/ recoupment	0.59%	0.59%	0.59%	0.59%	0.71%	0.72%
Ratio of net investment income to average net assets	2.60%	1.98%	3.05%	1.57%	1.60%	2.43%
Portfolio turnover rate(d)(e)	69%	42%	42%	51%	131%	61%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

90

Amplify Mobile Payments ETF
Financial Highlights

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$39.23	$37.85	$67.82	$54.30	$46.60
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	0.02	(0.04)	(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments(b)	13.18	1.36	(29.93)	13.65	7.75
Total from investment operations	13.16	1.38	(29.97)	13.52	7.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	—	—	—	(0.02)
Total distributions	(0.05)	—	—	—	(0.02)
ETF transaction fees per share	0.00(c)	0.00(c)	—	—	0.01
Net asset value, end of year	$52.34	$39.23	$37.85	$67.82	$54.30
Total return	33.55%	3.64%	−44.18%	24.91%	16.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$298,326	$357,015	$507,208	$1,193,637	$798,142
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	(0.04)%	0.06%	(0.09)%	(0.20)%	(0.08)%
Portfolio turnover rate(d)	47%	23%	35%	27%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

91

Amplify Natural Resources Dividend Income ETF
Financial Highlights

	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period/year	$26.08	$25.01	$25.79
INVESTMENT OPERATIONS:
Net investment income(b)	1.12	1.65	0.18
Net realized and unrealized gain (loss) on investments(c)	2.95	1.34	(0.76)
Total from investment operations	4.07	2.99	(0.58)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.12)	(1.42)	(0.18)
Return of capital	(0.44)	(0.50)	(0.02)
Total distributions	(1.56)	(1.92)	(0.20)
Net asset value, end of period/year	$28.59	$26.08	$25.01
Total return(d)	15.83%	12.34%	−2.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$14,294	$9,128	$1,876
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets(e)	4.35%	6.34%	3.94%
Portfolio turnover rate(d)(f)	106%	135%	31%

(a)	Inception date of the Fund was August 23, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

92

Amplify Online Retail ETF
Financial Highlights

	Period Ended September 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period/year	$41.53	$40.08	$110.70	$88.69	$48.49	$43.86
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	(0.06)	0.37	(0.07)	0.58	0.16
Net realized and unrealized gain (loss) on investments(c)	19.63	1.51	(70.99)	22.70	39.77	4.47
Total from investment operations	19.63	1.45	(70.62)	22.63	40.35	4.63
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.62)	(0.15)	—
Total distributions	—	—	—	(0.62)	(0.15)	—
ETF transaction fees per share	0.00(b)	—	—	0.00(b)	—	—
Net asset value, end of period/year	$61.16	$41.53	$40.08	$110.70	$88.69	$48.49
Total return(d)	47.28%	3.62%	−63.80%	25.49%	83.46%	10.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$159,024	$155,741	$186,360	$896,682	$971,146	$240,005
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	(0.01)%	(0.13)%	0.56%	(0.06)%	0.82%	0.33%
Portfolio turnover rate(d)(e)	38%	62%	57%	61%	28%	36%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Not annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

93

Amplify Samsung SOFR ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	4.60
Net realized and unrealized gain on investments(c)	0.01
Total from investment operations	4.61
LESS DISTRIBUTIONS FROM:
Net investment income	(4.46)
Total distributions	(4.46)
ETF transaction fees per share	0.04
Net asset value, end of period	$100.19
Total return(d)	4.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$242,460
Ratio of expenses to average net assets(e)	0.20%
Ratio of net investment income to average net assets(e)	5.26%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was November 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

94

Amplify Seymour Cannabis ETF
Financial Highlights

	Period Ended September 30, 2024	Year Ended October 31,				Period Ended October 31, 2019(a)
		2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period/year	$3.66	$6.85	$17.37	$11.81	$15.61	$24.71
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.06	0.00(c)	0.01	0.31	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	0.76	(3.25)	(10.52)	5.65	(4.03)	(9.10)
Total from investment operations	0.82	(3.19)	(10.52)	5.66	(3.72)	(9.10)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.00)(c)	(0.10)	(0.08)	—
Total distributions	—	—	(0.00)	(0.10)	(0.08)	—
ETF transaction fees per share	0.00(c)	—	—	—	—	—
Net asset value, end of period/year	$4.48	$3.66	$6.85	$17.37	$11.81	$15.61
Total return(e)	22.42%	−46.60%	−60.58%	47.93%	−24.94%	−37.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$27,978	$23,591	$42,451	$103,361	$6,497	$5,465
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.33%	1.43%	1.08%	0.97%	5.61%	6.14%
After expense reimbursement/ recoupment	0.75%	0.75%	0.75%	0.75%	2.22%	5.73%
Ratio of expenses to average net assets after expense reimbursement/ recoupment and securities lending credit	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	1.33%	1.27%	0.05%	0.05%	2.93%	(0.10)%
Portfolio turnover rate(e)(f)	2%	46%	27%	124%	64%	23%

(a)	Inception date of the Fund was July 22, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(e)	Not annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

95

Amplify Thematic All-Stars ETF
Financial Highlights

	Period Ended September 30, 2024	Year Ended October 31,		Period Ended October 31, 2021(a)
		2023	2022
PER SHARE DATA:
Net asset value, beginning of period/year	$16.15	$16.09	$28.27	$25.05
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.00)(c)	0.01	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments(d)	6.00	0.05	(12.17)	3.24
Total from investment operations	6.00	0.06	(12.18)	3.22
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	(0.00)(c)	—
Total distributions	—	—	(0.00)	—
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period/year	$22.15	$16.15	$16.09	$28.27
Total return(e)	37.16%	0.37%	−43.07%	12.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$2,215	$2,423	$4,828	$11,308
Ratio of expenses to average net assets(f)	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(f)	(0.02)%	0.04%	(0.03)%	(0.23)%
Portfolio turnover rate(e)(g)	75%	66%	70%	48%

(a)	Inception date of the Fund was July 20, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

96

Amplify Transformational Data Sharing ETF
Financial Highlights

	Period Ended September 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period/ year	$20.58	$18.53	$55.37	$24.80	$18.21	$17.45
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.36	0.38	0.41	0.24	0.17	0.23
Net realized and unrealized gain (loss) on investments(c)	16.96	1.67	(31.50)	30.98	6.80	0.71
Total from investment operations	17.32	2.05	(31.09)	31.22	6.97	0.94
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	—	(5.75)	(0.66)	(0.39)	(0.19)
Total distributions	(0.34)	—	(5.75)	(0.66)	(0.39)	(0.19)
ETF transaction fees per share	0.00(d)	—	0.00(d)	0.01	0.01	0.01
Net asset value, end of period/ year	$37.56	$20.58	$18.53	$55.37	$24.80	$18.21
Total return(e)	84.42%	11.05%	−61.76%	127.54%	38.97%	5.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$685,397	$427,075	$464,298	$1,495,050	$132,705	$99,269
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)	0.70%	0.70%	0.70%	0.73%	0.90%	0.90%
After expense reimbursement/ recoupment(f)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets(f)	1.26%	1.94%	1.33%	0.50%	0.85%	1.35%
Portfolio turnover rate(e)(g)	41%	36%	39%	41%	44%	35%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

97

Amplify Travel Tech ETF
Financial Highlights

	Year Ended September 30,				Period Ended September 30, 2020(a)
	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period/year	$16.90	$15.86	$28.37	$18.88	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.06	(0.08)	(0.10)	(0.13)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	3.59	1.12	(12.42)	9.60	(6.12)
Total from investment operations	3.65	1.04	(12.52)	9.47	(6.14)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	—	—	(0.01)	—
Return of capital	(0.00)(d)	—	—	—	—
Total distributions	(0.06)	—	—	(0.01)	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.01	0.03	0.02
Net asset value, end of period/year	$20.49	$16.90	$15.86	$28.37	$18.88
Total return	21.59%	6.54%	−44.08%	50.35%	−24.50%(g)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$65,553	$103,929	$146,718	$321,957	$15,100
Ratio of expenses to average net assets(e)	0.75%	0.75%	0.76%	0.75%	0.75%
Ratio of dividend and interest expense to average net assets(e)	—%	—%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.31%	(0.49)%	(0.47)%	(0.43)%	0.30%
Portfolio turnover rate(f)	33%	48%	40%	57%	49%(g)

(a)	Inception date of the Fund was February 12, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Not Annualized.
The accompanying notes are an integral part of these financial statements.

98

Amplify U.S. Alternative Harvest ETF
Financial Highlights

	Year Ended September 30,			Period Ended September 30, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period/year	$1.86	$2.16	$7.72	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.07	0.08	0.13	(0.01)
Net realized and unrealized loss on investments(c)	(0.35)	(0.38)	(5.69)	(2.27)
Total from investment operations	(0.28)	(0.30)	(5.56)	(2.28)
LESS DISTRIBUTIONS FROM:
Return of capital	(0.07)	—	—	—
Total distributions	(0.07)	—	—	—
Net asset value, end of period/year	$1.51	$1.86	$2.16	$7.72
Total return	−15.14%	−14.14%	−71.97%	−22.82%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$114,971	$137,124	$84,967	$6,097
Ratio of expenses to average net assets(d)	0.86%	0.76%	0.75%	0.75%
Ratio of interest expense to average net assets(d)	0.11%	0.01%	—%	—%
Ratio of expenses to average net assets excluding interest expense(d)	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(d)	3.97%	4.86%	4.45%	(0.38)%
Portfolio turnover rate(e)	159%	55%	12%	16%(f)

(a)	Inception date of the Fund was May 12, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Not annualized.
The accompanying notes are an integral part of these financial statements.

99

Amplify Video Game Tech ETF
Financial Highlights

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$53.56	$51.00	$83.69	$67.61	$41.50
INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.17	0.25	0.74	0.25
Net realized and unrealized gain (loss) on investments(b)	13.50	2.38	(30.82)	15.96	26.26
Total from investment operations	13.56	2.55	(30.57)	16.70	26.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	—	(2.14)	(0.72)	(0.41)
Total distributions	(0.05)	—	(2.14)	(0.72)	(0.41)
ETF transaction fees per share	0.02	0.01	0.02	0.10	0.01
Net asset value, end of year	$67.09	$53.56	$51.00	$83.69	$67.61
Total return	25.36%	5.01%	−37.58%	24.91%	64.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$40,252	$42,844	$51,001	$100,427	$121,699
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.11%	0.29%	0.33%	0.87%	0.51%
Portfolio turnover rate(c)	52%	44%	53%	89%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

100

Amplify Weight Loss Drug & Treatment ETF
Financial Highlights

Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.21
INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain on investments(c)	1.46
Total from investment operations	1.54
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$26.75
Total return(e)	6.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,814
Ratio of expenses to average net assets(f)	0.59%
Ratio of net investment income to average net assets(f)	0.83%
Portfolio turnover rate(e)(g)	36%

(a)	Inception date of the Fund was May 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

101

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024
1. ORGANIZATION
Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of multiple operational series, all of which are covered in this report (each a “Fund” and collectively the “Funds”). Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.
The Funds list and principally trade their shares on the New York Stock Exchange Arca (“NYSE”) and the Nasdaq Stock Market LLC (“Nasdaq”) (each an “Exchange” and collectively the “Exchanges”). Shares of the Funds trade on the Exchanges at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in creation units.
Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Foreside Fund Services, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges. In addition to the transaction fees noted below, each Fund may also charge up to a 2% variable fee on the creation or redemption of Creation or Redemption Units. Variable transaction fees during the fiscal period/year, if any, are disclosed in the Statements of Changes in Net Assets.

Fund Name	Ticker	Commencement of Operations	Diversification	Exchange	Transaction Fees	Creation Unit Size
Amplify AI Powered Equity ETF	AIEQ	October 17, 2017	Diversified	NYSE	300	25,000
Amplify Alternative Harvest ETF	MJ	December 3, 2015	Non-Diversified	NYSE	500	50,000
Amplify BlackSwan Growth & Treasury Core ETF	SWAN	November 5, 2018	Diversified	NYSE	300	10,000
Amplify BlackSwan ISWN ETF	ISWN	January 25, 2021	Non-Diversified	NYSE	300	25,000
Amplify BlackSwan Tech & Treasury ETF	QSWN	December 8, 2021	Non-Diversified	NYSE	300	25,000
Amplify BlueStar Israel Technology ETF	ITEQ	November 2, 2015	Non-Diversified	NYSE	500	50,000
Amplify Cash Flow Dividend Leaders ETF	COWS	September 12, 2023	Non-Diversified	NASDAQ	300	10,000
Amplify Cash Flow High Income ETF	HCOW	September 19, 2023	Non-Diversified	NASDAQ	300	30,000
Amplify CWP Enhanced Dividend Income ETF	DIVO	December 13, 2016	Non-Diversified	NYSE	500	50,000
Amplify CWP Growth & Income ETF	QDVO	August 21, 2024	Non-Diversified	NYSE	300	25,000
Amplify CWP International Enhanced Dividend Income ETF	IDVO	September 7, 2022	Non-Diversified	NYSE	300	25,000
Amplify Cybersecurity ETF	HACK	November 11, 2014	Diversified	NYSE	500	50,000
Amplify Etho Climate Leadership U.S. ETF	ETHO	November 18, 2015	Diversified	NYSE	750	50,000
Amplify Global Cloud Technology ETF	IVES	March 8, 2016	Diversified	NYSE	500	50,000
Amplify High Income ETF	YYY	June 11, 2012	Diversified	NYSE	500	50,000
Amplify Junior Silver Miners ETF	SILJ	November 28, 2012	Non-Diversified	NYSE	500	50,000

102

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)

Fund Name	Ticker	Commencement of Operations	Diversification	Exchange	Transaction Fees	Creation Unit Size
Amplify Lithium & Battery Technology ETF	BATT	June 4, 2018	Non-Diversified	NYSE	1,000	50,000
Amplify Mobile Payments ETF	IPAY	July 15, 2015	Non-Diversified	NYSE	300	50,000
Amplify Natural Resources Dividend Income ETF	NDIV	August 23, 2022	Non-Diversified	NYSE	300	25,000
Amplify Online Retail ETF	IBUY	April 19, 2016	Diversified	NYSE	500	50,000
Amplify Samsung SOFR ETF	SOFR	November 14, 2023	Non-Diversified	NYSE	300	10,000
Amplify Seymour Cannabis ETF	CNBS	July 22, 2019	Non-Diversified	NYSE	500	50,000
Amplify Thematic All-Stars ETF	MVPS	July 20, 2021	Non-Diversified	NYSE	750	25,000
Amplify Transformational Data Sharing ETF	BLOK	January 16, 2018	Diversified	NYSE	500	50,000
Amplify Travel Tech ETF	AWAY	February 12, 2020	Diversified	NYSE	500	50,000
Amplify U.S. Alternative Harvest ETF	MJUS	May 12, 2021	Non-Diversified	NYSE	300	10,000
Amplify Video Game Tech ETF	GAMR	March 8, 2016	Diversified	NYSE	750	50,000
Amplify Weight Loss Drug & Treatment ETF	THNR	May 20, 2024	Non-Diversified	NYSE	300	10,000

The investment objectives of the Funds are to seek investment results that generally correspond (before fees and expenses) to the price and yield of the following indexes, respectively.

Ticker	Index
AIEQ	AI Powered Equity Index
MJ	Prime Alternative Harvest Index
SWAN	S-Network BlackSwan Core Index
ISWN	S-Network BlackSwan International Index
QSWN	S-Network BlackSwan Tech & Treasury Index
ITEQ	BlueStar Israel Global Technology IndexTM
COWS	Kelly US Cash Flow Dividend Leaders Index
HACK	Nasdaq ISE Cyber Security Select Index
ETHO	Etho Climate Leadership Index
IVES	Prime Global Cloud Technology Index
YYY	ISE High IncomeTM Index
SILJ	Nasdaq Junior Silver Miners Index
BATT	EQM Lithium & Battery Technology Index
IPAY	Nasdaq CTA Global Digital Payments Index
NDIV	EQM Natural Resources Dividend Income Index
IBUY	EQM Online Retail Index
MVPS	ETF All-Stars Thematic Composite Index
AWAY	Prime Travel Technology Index
GAMR	EEFund Video Game TechTM Index
THNR	VettaFi Weight Loss Drug & Treatment Index

The investment objective of DIVO and IDVO is to provide current income as its primary objective and to provide capital appreciation as its secondary objective. The investment objective of BLOK is to provide investors with total return. The investment objective of CNBS is to provide investors capital appreciation. The investment objective of HCOW is to provide investors with current income. The investment objective of SOFR is to provide investors with current income equal to the returns of the Secured Overnight Financing Rate (“SOFR”). The investment objective of MJUS is to provide income and long-term growth of capital. The investment objective of QDVO is to provide capital appreciation as its primary objective and to provide high current income as its secondary objective.
Effective December 12, 2023, the Board of Trustees approved a change in fiscal year end for the Funds from October 31 to September 30.

103

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
The Acquiring Funds are the successor in interest to the Predecessor Funds listed below which were included as a series of another investment company, ETF Managers Trust (“Predecessor Trust”). On January 19, 2024, the shareholders of the Predecessor Funds approved the tax-free reorganization of the Predecessor Funds with and into the Amplify ETF Trust, and effective as of the close of business on January 26, 2024, the assets and liabilities of the Predecessor Funds were transferred to the Trust in exchange for shares of the Acquiring Funds. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Acquiring Funds in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Funds was September 30. The reporting period covered by this annual report for the Acquiring Funds is October 1, 2023 through September 30, 2024. Operations prior to January 26, 2024 were for the Predecessor Fund. The net assets and shares outstanding transferred into the Trust at NAV at the close of business on January 26, 2024 were as follows:

Predecessor Fund	Acquiring Fund	Net Assets	Net Unrealized Appreciation (Depreciation)	Undistributed (Accumulated) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments	Shares Outstanding
AI Powered Equity ETF	Amplify AI Powered Equity ETF	$109,962,894	$(638,568)	$390,845	$(39,729,558)	3,150,000
ETFMG Alternative Harvest ETF	Amplify Alternative Harvest ETF	246,068,434	(59,818,147)	(542,629)	(1,820,751,515)	68,900,000
BlueStar Israel Technology ETF	Amplify BlueStar Israel Technology ETF	84,632,358	(23,442,102)	(564,045)	(31,794,853)	1,850,000
ETFMG Prime Cyber Security ETF	Amplify Cybersecurity ETF	1,745,993,167	273,394,128	16,954	(294,765,054)	27,550,000
Etho Climate Leadership U.S. ETF	Amplify Etho Climate Leadership U.S. ETF	176,740,183	10,391,012	(410,788)	(15,934,164)	3,200,000
Wedbush ETFMG Global Cloud Technology ETF	Amplify Global Cloud Technology ETF	24,853,161	699,878	(101,655)	(12,559,177)	600,000
ETFMG Prime Junior Silver Miners ETF	Amplify Junior Silver Miners ETF	639,736,570	(79,970,805)	(7,430,947)	(394,384,238)	69,900,000
ETFMG Prime Mobile Payments ETF	Amplify Mobile Payments ETF	341,374,492	(87,607,559)	(669,011)	(285,169,744)	7,400,000
ETFMG Travel Tech ETF	Amplify Travel Tech ETF	95,587,069	(24,776,134)	(1,576,951)	(132,417,100)	5,000,000
ETFMG U.S. Alternative Harvest ETF	Amplify U.S. Alternative Harvest ETF	151,090,051	34,309,091	(13,869,186)	(44,983,507)	71,980,000
Wedbush ETFMG Video Game Tech ETF	Amplify Video Game Tech ETF	42,384,114	(7,625,686)	(129,605)	(46,235,226)	750,000

Below are the voting results from the special meeting (unaudited):

Acquiring Fund	For	Against	Abstain	Broker Non-Vote
AIEQ	1,331,470	73,527	98,138	439,434
MJ	29,534,369	1,391,977	1,648,687	10,984,896
ITEQ	787,807	33,808	20,053	325,696
HACK	9,552,856	247,556	381,560	3,938,578
ETHO	1,589,300	84,523	85,353	480,536
IVES	257,634	4,579	7,156	96,227
SILJ	27,422,140	1,362,059	1,143,658	8,714,725
IPAY	3,176,268	89,710	112,019	1,341,441
AWAY	2,262,255	62,373	92,710	901,495
MJUS	72,105,223	11,611	7,564	339,531
GAMR	263,460	7,604	17,009	103,660

104

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
The Adviser and ETF Managers Group LLC (“ETFMG”) entered into an Asset Purchase Agreement in order to effect the Reorganizations because they believed that the synergies that exist between the two organizations make reorganizing each Predecessor Fund into its respective Acquiring Fund a compelling proposition. ETFMG was seeking to exit the investment advisory business and the similar investment style and objectives of each organization’s respective funds are complementary and led ETFMG to believe that transitioning Predecessor Fund shareholders into the Acquiring Funds would benefit such shareholders.
2. SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Security Valuation – In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The valuation techniques used by the Funds to measure fair value for the period/year ended September 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.
For the year ended September 30, 2024, there have been no significant changes to the Funds’ fair valuation methodologies.
Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market may be valued at the Bid, Ask, at the mean of the bid and the asked price, last traded value, and otherwise at their last closing bid price depending on the security’s characteristics and information. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Exchange-Security options will be valued at the Mean ICE bid ask quote. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price. OTC options contracts are fair valued at the mean of the most recent bid and asked price. In the event of an intraday exchange halt the value will be the last traded price or if not trades the mean of their

105

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
most recent bid and asked price. Exchange Index options will be valued at the Snap price 4:00 ET Mean ICE Quote price - IDC Mean means the mid-point between the stated bid ask spread. (Many Index options trade to 4:15 ET). Exchange Flex options will be valued at the last traded price post 3:45pm ET. If there are none, then a theoretical price will be calculated in house by CBOE. Fixed income securities, swaps, currency, credit and commodity-linked notes, and other similar instruments will be valued using a Pricing Service. Specific to fixed income securities, with a remaining maturity of greater than 60 days will be valued by the Fund Accounting Agent using a Pricing Service, and for fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation and Pricing Committee has determined that the use of amortized cost by the Fund Accounting Agent is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following: i. the credit conditions in the relevant market and changes thereto; ii. the liquidity conditions in the relevant market and changes thereto; iii. the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates); iv. issuer-specific conditions (such as significant credit deterioration); and v. any other market-based data the Valuation and Pricing Committee considers relevant. In this regard, the Valuation and Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost. Futures contracts are valued at the closing price, if no price is determined by the exchange, at the closing bid price. Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by the Valuation and Pricing Committee at the average of the bid quotations obtained daily from at least two recognized dealers.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of September 30, 2024:

Category	AIEQ	MJ	SWAN	ISWN	QSWN
Investments in Securities
Assets
Level 1
Common Stocks	$104,279,844	$86,756,610	$—	$—	$—
Affiliated Exchange Traded Funds	—	111,134,470	—	—	—
Real Estate Investment Trusts	1,975,608	28,642,481	—	—	—
Investments Purchased with Proceeds from Securities Lending	882,591	32,558,623	—	—	—
Money Market Funds	56,015	1,697,374	881	2,232	2,411
Total Level 1	107,194,058	260,789,558	881	2,232	2,411
Level 2
U.S. Treasury Securities	—	—	236,910,985	32,180,193	2,309,473
Purchased Options	—	—	51,812,948	5,482,158	422,354
Total Level 2	—	—	288,723,933	37,662,351	2,731,827
Level 3
Common Stocks	—	0	—	—	—
Total Level 3	—	0	—	—	—
Total	$107,194,058	$260,789,558	$288,724,814	$37,664,583	$2,734,238

106

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)

Category	ITEQ	COWS	HCOW	DIVO	QDVO
Investments in Securities
Assets
Level 1
Common Stocks	$88,423,978	$18,029,883	$—	$3,294,432,693	$9,850,697
Affiliated Exchange Traded Funds	—	—	1,525,413	178,493,023	—
Real Estate Investment Trusts	—	—	—	—	286,891
Investments Purchased with Proceeds from Securities Lending	1,539,193	—	—	1,476,000	—
Money Market Funds	198,852	72,304	2,634	149,088,373	119,546
Total Level 1	90,162,023	18,102,187	1,528,047	3,623,490,089	10,257,134
Level 2
Total Level 2	—	—	—	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$90,162,023	$18,102,187	$1,528,047	$3,623,490,089	$10,257,134
Other Financial Instruments(a)
Liabilities
Level 1
Total Level 1	—	—	—	—	—
Level 2
Options Written	—	—	—	(1,121,900)	(26,073)
Total Return Swaps	—	—	(6,241)	—	—
Total Level 2	—	—	(6,241)	(1,121,900)	(26,073)
Level 3
Total Level 3	—	—	—	—	—
Total	$—	$—	$(6,241)	$(1,121,900)	$(26,073)

Category	IDVO	HACK	ETHO	IVES	YYY
Investments in Securities
Assets
Level 1
Common Stocks	$133,848,182	$1,688,823,545	$181,545,047	$25,363,971	$—
Affiliated Exchange Traded Funds	1,383,036	—	—	—	—
Investment Companies	—	—	—	—	526,849,896
Real Estate Investment Trusts	—	—	7,144,728	1,025,886	—
Investments Purchased with Proceeds from Securities Lending	12,768,863	—	4,687,171	1,022,601	9,857,081
Money Market Funds	3,555,336	58,396,078	36,476	74,740	604,204
Total Level 1	151,555,417	1,747,219,623	193,413,422	27,487,198	537,311,181
Level 2
Total Level 2	—	—	—	—	—
Level 3
Total Level 3	—	—	—	—	—

107

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)

Category	IDVO	HACK	ETHO	IVES	YYY
Investments in Securities - (Continued)
Assets - (Continued)
Investments Measured at Net Asset Value
Investments Purchased with Proceeds from Securities Lending(b)	$—	$7,494,652	$—	$—	$—
Total Investments Measured at Net Asset Value	—	7,494,652	—	—	—
Total	$151,555,417	$1,754,714,275	$193,413,422	$27,487,198	$537,311,181
Other Financial Instruments(a)
Liabilities
Level 1
Total Level 1	$—	$—	$—	$—	$—
Level 2
Options Written	(205,555)	—	—	—
Total Level 2	(205,555)	—	—	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$(205,555)	$—	$—	$—	$—

Category	SILJ	BATT	IPAY	NDIV	IBUY
Investments in Securities
Assets
Level 1
Common Stocks	$1,040,605,330	$78,114,109	$297,335,524	$14,205,385	$158,936,694
Investments Purchased with Proceeds from Securities Lending	27,047,408	18,584,516	1,916,003	601,824	6,058,557
Money Market Funds	3,747,838	72,747	1,112,097	36,166	119,742
Total Level 1	1,071,400,576	96,771,372	300,363,624	14,843,375	165,114,993
Level 2
Common Stocks	140,423	—
Total Level 2	140,423	—	—	—	—
Level 3
Common Stocks	0	0	0	—	0
Total Level 3	0	0	0	—	0
Total	$1,071,540,999	$96,771,372	$300,363,624	$14,843,375	$165,114,993

108

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)

Category	SOFR	CNBS	MVPS	BLOK	AWAY
Investments in Securities
Assets
Level 1
Common Stocks	$ —	$11,609,128	$2,196,824	$629,677,171	$65,578,169
Exchange Traded Funds	—	—	—	42,671,492	—
Real Estate Investment Trusts	—	2,854,325	14,222	—	—
Investments Purchased with Proceeds from Securities Lending	$—	$2,458,138	$6,390	$88,991,633	$—
Money Market Funds	106,826	1,880,226	4,938	4,751,107	—
Total Level 1	106,826	18,801,817	2,222,374	766,091,403	65,578,169
Level 2
Corporate Bonds	—	—	—	2,061,560	—
Convertible Bonds	—	—	—	1,750,360	—
U.S. Government Notes/Bonds	—	—	—	—	—
Rights	—	—	—	—	—
Repurchase Agreements	242,298,458	—	—	—	—
Total Level 2	242,298,458	—	—	3,811,920	—
Level 3
Common Stocks	—	0	—	—	—
Rights	—	0	—	—	—
Total Level 3	—	0	—	—	—
Total	$242,405,284	$18,801,817	$2,222,374	$769,903,323	$65,578,169
Other Financial Instruments(a)
Assets
Level 1	—	—	—	—	—
Total Level 1	—	—	—	—	—
Level 2
Total Return Swaps	—	418,357	—	—	—
Total Level 2	—	418,357	—	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$—	$418,357	$—	$—	$—
Other Financial Instruments(a)
Liabilities
Level 1
Total Level 1	—	—	—	—	—
Level 2
Total Return Swaps	—	(273,625)	—	—	—
Total Level 2	—	(273,625)	—	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$—	$(273,625)	$—	$—	$—

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September 30, 2024(Continued)

Category	MJUS	GAMR	THNR
Investments in Securities
Assets
Level 1
Common Stocks	$23,246,632	$40,055,861	$4,721,859
Real Estate Investment Trusts	5,378,435	—	—
Money Market Funds	112,487	159,447	68,347
Total Level 1	28,737,554	40,215,308	4,790,206
Level 2
U.S. Treasury Obligations	86,512,311	—	—
Total Level 2	86,512,311	—	—
Level 3
Common Stocks	—	0	—
Total Level 3	—	—	—
Total	$115,249,865	$40,215,308	$4,790,206
Other Financial Instruments(a)
Liabilities
Level 1
Total Level 1	—	—	—
Level 2
Total Return Swaps	(340,042)	—	—
Total Level 2	(340,042)	—	—
Level 3
Total Level 3	—	—	—
Total	$(340,042)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.
(a)
Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as options written, total return swap agreements, and futures contracts which are reflected at value.

(b)
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Option Writing – DIVO, IDVO and QDVO will each employ an option strategy in which they will write U.S. exchange-traded covered call options on equity securities in the portfolios in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by DIVO, IDVO or QDVO will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from DIVO, IDVO or QDVO. A premium is the income received by an investor who sells or writes an option contract to another party. DIVO and IDVO seek to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. IDVO seeks to provide gross income of approximately 3-4% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. QDVO seeks to provide gross income of approximately 0-2% from dividend income and 4-6% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, DIVO, IDVO and QDVO are not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, DIVO, IDVO and QDVO identify that opportunity and sell call options tactically, rather than keeping all positions covered and limiting potential upside.

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When DIVO, IDVO or QDVO write an option, an amount equal to the premium received by DIVO, IDVO or QDVO, respectively is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by DIVO, IDVO and QDVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether DIVO, IDVO or QDVO has realized a gain or loss. DIVO, IDVO and QDVO, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option. During the period, DIVO, IDVO and QDVO used written covered call options in a manner consistent with the strategy described above.
SWAN, ISWN, and QSWN’s investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.
Swap Agreements – CNBS, HCOW, and MJUS may enter total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to market value of a total return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of a total return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Investments and cash provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value and collateral for swaps, respectively, on the Statements of Assets and Liabilities and investments are noted on the Schedules of Investments. Assets and cash collateral provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s net asset value.
The value of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2024 is as follows:

	Derivatives	Statement of Assets and Liabilities	Value
SWAN	Equity Contracts - Options	Investments, at Value (asset)	$51,812,948
ISWN	Equity Contracts - Options	Investments, at Value (asset)	5,482,158
QSWN	Equity Contracts - Options	Investments, at Value (asset)	422,354
HCOW	Equity Contracts - Swaps	Net Unrealized Depreciation on Swaps	(6,241)
DIVO	Equity Contracts - Options	Written Option Contracts, at value (liability)	1,121,900
QDVO	Equity Contracts - Options	Written Option Contracts, at value (liability)	26,073
IDVO	Equity Contracts - Options	Written Option Contracts, at value (liability)	205,555
CNBS	Equity Contracts - Swaps	Net Unrealized Appreciation on Swaps	418,357
CNBS	Equity Contracts - Swaps	Net Unrealized Depreciation on Swaps	(273,625)
MJUS	Equity Contracts - Swaps	Net Unrealized Depreciation on Swaps	(340,042)

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The effect of derivative instruments on the Statement of Operations for the period/year ended September 30, 2024 is as follows:

	Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
SWAN	Equity Contracts	Options Purchased(a)	$14,914,640	$25,867,647
ISWN	Equity Contracts	Options Purchased(a)	983,758	3,670,646
QSWN	Equity Contracts	Options Purchased(a)	306,504	132,935
HCOW	Equity Contracts	Swaps	(179,244)	(18,213)
DIVO	Equity Contracts	Options Written	26,694,348	(2,015,294)
QDVO	Equity Contracts	Options Written	23,216	(3,569)
IDVO	Equity Contracts	Options Written	1,101,415	(186,647)
CNBS	Equity Contracts	Swaps	2,229,763	2,990,204
MJUS	Equity Contracts	Swaps	(11,592,468)	(340,191)

(a)	Realized and unrealized gain (loss) on options purchased is included within the net realized and unrealized gain (loss) on investments balance on the Statements of Operations.
The average monthly value of derivative activity during the period/year ended September 30, 2024 is as follows:

	SWAN	ISWN	QSWN	HCOW	DIVO	QDVO	IDVO	CNBS	MJUS
Average Market Value
Options Written	$—	$—	$—	$—	$(1,987,245)	$(18,246)	$(91,964)	$—	$—
Options Purchased	30,194,680	4,902,929	402,591	—	—	—	—	—	—
Average Notional Value
Total Return Swaps	—	—	—	1,928,073	—	—	—	15,328,800	94,195,651

Offsetting Assets and Liabilities – The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
CNBS
Swaps Executed Nomura Global Financial Products, Inc.	$418,357	$(273,625)	$144,732	$ —	$ —	$144,732

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Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
HCOW
Swaps Executed Goldman Sachs	$6,241	$ —	$6,241	$ —	$6,241	$ —
MJUS
Swaps Executed National Bank of Canada	$340,042	$—	$340,042	$—	$340,042	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
Short Positions – When a Fund sells a security it does not own (known as a “short” position), it must buy or borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short, if any, are included in the Statements of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Funds, if any, are displayed in the Expenses section of the Statements of Operations.
Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period/year. Actual results could differ from those estimates.
Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

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Security Transactions and Investment Income – Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.
Distributions received from YYY’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.
Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/(accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.
Organizational and Offering Costs – All organizational costs incurred to establish the Funds were paid by the Adviser and are not subject to reimbursement.
3. AGREEMENTS
The Adviser serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.
Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it (with the exception of CNBS), including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Advisory Fee	Fund	Advisory Fee
AIEQ	0.75%	YYY	0.50%
MJ	0.75%	SILJ	0.69%
SWAN	0.49%	BATT	0.59%
ISWN	0.49%	IPAY	0.75%
QSWN	0.49%	NDIV	0.59%
ITEQ	0.75%	IBUY	0.65%
COWS	0.39%	SOFR	0.20%
HCOW	0.65%	CNBS	0.65%
DIVO	0.55%	MVPS	0.49%
QDVO	0.55%	BLOK	0.70%

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September 30, 2024(Continued)

Fund	Advisory Fee	Fund	Advisory Fee
IDVO	0.65%	AWAY	0.75%
HACK	0.60%	MJUS	0.75%
ETHO	0.45%	GAMR	0.75%
IVES	0.68%	THNR	0.59%

Pursuant to a contractual agreement between the Trust on behalf of CNBS, the Adviser has agreed to waive or reduce its fees to assume other expenses of CNBS, if necessary, in amounts that limit CNBS’ total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.75% of the average daily net assets of CNBS. For the period ended September 30, 2024, the Adviser’s management fee was reduced by $162,893, and the Adviser paid none of the Fund’s expenses. This contractual agreement expires on March 1, 2025. The Adviser is entitled to recoup any fees that it waived and/or fund expenses that it paid for a period of three years following such fee waivers and/or expense payments per the Expense Reimbursement and Fee Waiver Agreement as outlined in the schedule below:

Recoupment Expiration	Amount of Recoupment
October 31, 2025	204,674
October 31, 2026	202,832
September 30, 2027	162,893

Pursuant to a contractual agreement between the Trust, on behalf of COWS, management fees paid to the Adviser were reduced by 0.39%. For the period ended September 30, 2024, the Adviser’s management fee was reduced by $44,189. Effective August 13, 2024, Amplify Investments LLC, the investment adviser to the Fund, has agreed to extend the fee waiver currently in effect such that it will waive the management fees for the Fund for assets under management up to $100 million until at least September 11, 2025. This contractual agreement expires on September 11, 2025. The Adviser is not eligible to recoup these amounts.
The Adviser has contractually agreed to waive the proportionate amount of the COWS’s advisory fee as applied to the net assets of the Fund invested in HCOW, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.26% from assets of HCOW invested in COWS. Given the fee waiver in COWS, there was no reduction in the management fee in HCOW for the period ended September 30, 2024.
The Adviser has contractually agreed to waive the proportionate amount of the DIVO’s advisory fee as applied to the net assets of the Fund invested in SOFR, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.35% from assets of SOFR invested in DIVO. For the period ended September 30, 2024, the Adviser’s management fee was reduced by $166,448.
The Adviser has contractually agreed to waive the proportionate amount of the IDVO’s advisory fee as applied to the net assets of the Fund invested in SOFR for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.45% from assets of SOFR invested in IDVO. For the period ended September 30, 2024, the Adviser’s management fee was reduced by $0.
The Adviser has contractually agreed to waive the proportionate amount of the MJ’s advisory fee as applied to the net assets of the Fund invested in MJUS, for which the Adviser also serves as investment adviser. As a result, the Adviser receives no management fee from assets of MJUS invested in MJ. For the year ended September 30, 2024, the Adviser’s management fee was reduced by $858,234.
The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra”), Capital Wealth Planning, LLC (“CWP”), Seymour Asset management, LLC
“SAM”), Tidal Investments, a Tidal Financial Group company (“Tidal”), Cerity Partners, LLC (“Cerity”), Kelly

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Strategic Management, LLC (“Kelly Intelligence”), and Samsung Asset Management (“Samsung”) serve as Sub-Advisers to Funds in the Trust. The Sub-Advisers for each Fund is as follows:

	Sub-Adviser(s)		Sub-Adviser(s)
AIEQ	Tidal	YYY	Penserra
MJ	Tidal	SILJ	Tidal
SWAN	Tidal & Cerity	BATT	Tidal
ISWN	Tidal & Cerity	IPAY	Penserra
QSWN	Tidal & Cerity	NDIV	Tidal
ITEQ	Tidal	IBUY	Penserra
COWS	Penserra & Kelly Intelligence	SOFR	Samsung
HCOW	Penserra & Kelly Intelligence	CNBS	Penserra & SAM
DIVO	Penserra & CWP	MVPS	Tidal
QDVO	Penserra & CWP	BLOK	Tidal
IDVO	Penserra, CWP & SAM	AWAY	Tidal
HACK	Penserra	MJUS	Tidal
ETHO	Tidal	GAMR	Penserra
IVES	Penserra	THNR	Penserra

Each Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Penserra, Tidal, Cerity, CWP, SAM, Kelly Intelligence, and Samsung are paid by the Adviser.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (“USB”), an affiliate of Fund Services, serves as the Funds’ custodian and securities lending agent (“Securities Lending Agent”).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
Certain officers and Trustees of the Trust are also officers or employees of the Adviser or its affiliates. The Chief Compliance Officer and the Principal Financial Officer of the Adviser provide services to CNBS and the Adviser is entitled to receive reimbursement from CNBS for their services pursuant to its fee arrangements with CNBS.
4. SECURITIES LENDING
The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest.
The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of September 30, 2024, the Funds listed in the below table had loaned securities and received cash collateral for the loans. All of the securities on loan were classified as common stocks. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in

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September 30, 2024(Continued)
readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The value of the securities on loan and the related collateral as of September 30, 2024, are disclosed in each Fund’s Schedule of Investments and Statement of Assets and Liabilities.
As of September 30, 2024, the values of the securities on loan and payable for collateral due to brokers were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
AIEQ	$265,776	$882,591(a)
MJ	30,349,126	32,558,623(a)
SWAN	—	—
ISWN	—	—
QSWN	—	—
ITEQ	1,465,548	1,539,193(a)
COWS	—	—
HCOW	—	—
DIVO	1,443,168	1,476,000(a)
QDVO	—	—
IDVO	12,271,581	12,768,863(a)
HACK	7,314,523	7,494,652(b)
ETHO	4,424,583	4,687,171(a)
IVES	981,953	1,022,601(a)
YYY	9,589,463	9,857,081(a)
SILJ	22,913,688	27,047,408(a)
BATT	17,342,562	18,584,516(a)
IPAY	874,384	1,916,003(a)
NDIV	590,236	601,824(a)
IBUY	4,601,590	6,058,557(a)
SOFR	—	—
CNBS	2,101,883	2,458,138(a)
MVPS	6,015	6,390(a)
BLOK	81,517,293	88,991,633(a)
AWAY	—	—
MJUS	—	—
GAMR	—	—
THNR	—	—

(a)
The cash collateral received was invested in the First American Government Obligations Fund as shown on the schedule of investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income and daily liquidity by purchasing U.S. government securities and repurchase agreements collateralized by such obligations.

(b)
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the schedule of investments, which has an overnight and continuous maturity. The investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations.
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

117

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
5. LINE OF CREDIT
Prior to the conversion into the Amplify ETF Trust, the Predecessor Trust had established a line of credit (“LoC”) with U.S. Bank National Association to be used primarily for financing redemption payments, using the securities in the Fund’s portfolio as collateral. Borrowing under the LoC is limited to $80,000,000. The LoC matured on December 11, 2023. The interest rate paid by the Fund on outstanding borrowings is equal to the prime rate. During the period of October 1, 2023 and December 11, 2023, the following fund borrowed under this arrangement:

Predecessor Fund	Days Utilized	Average Daily Balance For Days Utilized	Weighted Average Interest Rate for Days Utilized
ETFMG TRAVEL TECH ETF	5	$24,000	8.50%

6. REPURCHASE AGREEMENTS
SOFR will enter into repurchase agreements. A repurchase agreement is an agreement to purchase a security from a party at one price and a simultaneous agreement to sell it back to the original party at an agreed-upon price, typically representing the purchase price plus interest. Repos may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. A Fund’s investment return on such transactions will depend on the counterparty’s willingness and ability to perform its obligations under a repo. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, a Fund may have to borrow cash, subject to certain legal limits, or realize a loss.
Due to the absence of a master netting agreement related to SOFR’s participation in repurchase agreements, no additional offsetting disclosures have been made on behalf of the Fund.

Fund	Seller	Weighted Average Days to Maturity
SOFR	Curvature Securities, LLC	0.26
SOFR	Clear Street LLC	0.25
SOFR	Buckler Securities, LLC	2.02

7. INVESTMENT TRANSACTIONS
For the year/period ended September 30, 2024, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
AIEQ	$1,224,888,689	$1,225,009,916	$39,066,948	$59,644,395	$—	$—
MJ	108,670,734	111,682,331	4,985,404	10,074,239	—	—
SWAN	152,747,578	111,196,242	—	—	135,371,887	77,561,046
ISWN	12,148,844	18,898,294	—	—	8,134,325	13,672,688
QSWN	972,238	1,004,628	—	—	725,201	474,136
ITEQ	17,453,013	17,774,018	13,522,008	25,627,139	—	—
COWS	18,220,259	17,195,345	18,775,596	9,025,194	—	—
HCOW	—	96,331	—	1,531,678	—	—
DIVO	2,341,904,055	2,109,107,640	304,809,912	123,766,494	—	—
QDVO	2,515,235	2,085,936	9,480,570	—	—	—
IDVO	103,929,686	101,466,402	91,055,659	9,800,473	—	—
HACK	1,174,582,851	1,225,121,026	514,929,554	636,178,452	—	—
ETHO	140,988,480	138,998,453	59,261,283	76,316,113	—	—
IVES	11,712,905	9,431,867	4,660,532	12,462,044	—	—
YYY	484,892,436	491,228,976	166,357,979	38,518,897	—	—

118

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
SILJ	$ 463,262,485	$ 435,472,209	$171,954,672	$59,055,384	$ —	$ —
BATT	61,828,281	70,940,727	1,183,287	23,626,159	—	—
IPAY	151,763,794	155,716,069	11,374,795	159,106,376	—	—
NDIV	12,819,341	12,766,667	10,562,130	6,353,291	—	—
IBUY	64,590,886	65,663,959	17,347,131	80,835,529	—	—
SOFR	—	—	—	—	—	—
CNBS	5,044,240	300,237	564,045	1,005,011	—	—
MVPS	1,949,292	1,986,886	—	983,605	—	—
BLOK	285,155,030	285,706,917	641,889,962	804,671,315	—	—
AWAY	28,059,324	34,148,211	16,254,344	65,666,057	—	—
MJUS	44,717,450	38,308,617	349,814	234,154	—	—
GAMR	20,999,271	23,977,430	—	8,615,991	—	—
THNR	1,226,704	1,169,289	4,542,489	—	—	—

8. TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the year/period ended September 30, 2024 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in Amplify U.S. Alternative Harvest ETF	Amplify Alternative Harvest ETF
Value at September 30, 2023	$132,937,993
Purchases at Cost	40,831,391
Proceeds from Sales	(36,210,872)
Net Realized (Loss)	(14,262,674)
Change in Unrealized Appreciation/Depreciation	(12,161,368)
Value at September 30, 2024	$111,134,470
Shares held at September 30, 2024	72,636,909
Dividend Income	$4,555,688

Investments in Amplify Cash Flow Dividend Leaders ETF	Amplify Cash Flow High Income ETF
Value at October 31, 2023	$2,513,272
Purchases at Cost	—
Proceeds from Sales	(1,628,010)
Net Realized Gain	237,649
Change in Unrealized Appreciation/Depreciation	402,502
Value at September 30, 2024	$1,525,413
Shares held at September 30, 2024	51,378
Dividend Income	$57,347

119

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)

Investments in Amplify Samsung SOFR ETF	Amplify CWP Enhanced Dividend Income ETF
Value at October 31, 2023	$—
Purchases at Cost	181,955,086
Proceeds from Sales	(3,293,679)
Net Realized Gain	4,479
Change in Unrealized Appreciation/Depreciation	(172,863)
Value at September 30, 2024	$178,493,023
Shares held at September 30, 2024	1,781,012
Dividend Income	$4,501,703

Investments in Amplify Samsung SOFR ETF	Amplify CWP International Enhanced Dividend Income ETF
Value at October 31, 2023	$—
Purchases at Cost	1,383,312
Proceeds from Sales	—
Net Realized Gain (Loss)	—
Change in Unrealized Appreciation/Depreciation	(276)
Value at September 30, 2024	$1,383,036
Shares held at September 30, 2024	13,800
Dividend Income	$—

9. FEDERAL INCOME TAXES
As of and during the year/period ended September 30, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year/period ended September 30, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year/period ended September 30, 2024, the Funds did not incur any interest or penalties.
The tax composition of distributions paid during the period/year ended September 30, 2024 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
AIEQ	$761,524	$—	$—
MJ	20,532,956	—	2,852,668
SWAN	5,212,897	—	—
ISWN	1,144,842	—	—
QSWN	70,933	—	—
ITEQ	—	—	—
COWS	260,749	—	—
HCOW	28,309	—	179,023
DIVO	125,839,017	14,745,670	—
QDVO	27,703	—	31,820
IDVO	2,734,332	—	3,190,333
HACK	3,564,023	—	—
ETHO	2,183,651	—	82,109
IVES	6,153	—	—
YYY	35,057,043	—	14,916,957
SILJ	60,499	—	—

120

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)

	Ordinary Income	Capital Gains	Return of Capital
BATT	$3,657,984	$—	$—
IPAY	416,255	—	—
NDIV	483,774	—	188,984
IBUY	—	—	—
SOFR	7,066,684	—	—
CNBS	—	—	—
MVPS	—	—	—
BLOK	12,491,001	—	—
AWAY	238,899	—	13,494
MJUS	—	—	4,743,152
GAMR	32,197	—	—
THNR	—	—	—

The tax composition of distributions paid during the year/period ended October 31, 2023 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
SWAN	$6,977,010	$ —	$—
ISWN	1,056,161	—	—
QSWN	68,651	—	—
COWS	6,480	—	—
HCOW	20,026	—	—
DIVO	60,061,554	—	72,626,691
IDVO	866,121	—	583,515
YYY	32,823,110	—	10,544,890
BATT	6,037,095	—	—
NDIV	365,917	—	129,309
IBUY	—	—	—
CNBS	—	—	—
MVPS	—	—	—
BLOK	—	—	—

The tax composition of distributions paid during the year/period ended October 31, 2022 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
SWAN	$23,594,215	$ 26,156,250	—
ISWN	704,129	—	—
QSWN	28,429	—	—
COWS	—	—	—
HCOW	—	—	—
DIVO	22,060,258	10,602,302	33,000,810
IDVO	5,879	—	12,496
YYY	23,924,398	—	13,017,602
BATT	5,449,017	—	—
NDIV	8,953	—	848
IBUY	—	—	—
CNBS	960	—	—
MVPS	—	378	—
BLOK	167,906,335	—	—

121

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
The tax composition of distributions paid during the year ended September 30, 2023 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
AIEQ	$1,342,664	$ —	$ —
MJ	8,926,095	—	—
ITEQ	—	—	—
HACK	3,006,286	—	—
ETHO	2,120,978	—	—
IVES	—	—	—
SILJ	380,891	—	—
IPAY	—	—	—
AWAY	—	—	—
MJUS	—	—	—
GAMR	—	—	—

The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.
The cost basis of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of September 30, 2024 was as follows:

	AIEQ Investments	MJ Investments	SWAN Investments	ISWN Investments	QSWN Investments
Tax cost of investments	$107,677,221	$349,982,964	$266,823,636	$35,302,329	$2,521,204
Gross tax unrealized appreciation	19,700	19,445,283	23,312,467	2,417,669	214,693
Gross tax unrealized depreciation	(502,863)	(108,638,689)	(1,411,289)	(55,415)	(1,659)
Net tax unrealized appreciation (depreciation)	(483,163)	(89,193,406)	21,901,178	2,362,254	213,034
Undistributed ordinary income	34,780	—	—	—	3
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	34,780	—	—	—	3
Other accumulated gain (loss)	(35,595,252)	(1,783,935,389)	(101,345,887)	(11,974,561)	(405,280)
Distributable earnings/(accumulated deficit)	$(36,043,635)	$(1,873,128,795)	$(79,444,709)	$(9,612,307)	$(192,243)

	ITEQ Investments	COWS Investments	HCOW Investments	DIVO Investments	QDVO Investments
Tax cost of investments	$110,857,728	$17,813,715	$1,286,678	$3,073,070,753	$10,019,051
Gross tax unrealized appreciation	15,166,666	919,321	241,369	581,387,195	357,333
Gross tax unrealized depreciation	(35,862,371)	(630,849)	—	(30,967,859)	(119,250)
Net tax unrealized appreciation (depreciation)	(20,695,705)	288,472	241,369	550,419,336	238,083
Undistributed ordinary income	10,561	24,718	—	865,218	—
Undistributed long-term capital gain	—	17,562	—	—	—
Total accumulated gain	10,561	42,280	—	865,218	—
Other accumulated gain (loss)	(38,427,679)	—	(167,146)	(804,824)	(3,840)
Distributable earnings/(accumulated deficit)	$(59,112,823)	$330,752	$74,223	$550,479,730	$234,243

122

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)

	IDVO Investments	HACK Investments	ETHO Investments	IVES Investments	YYY Investments
Tax cost of investments	$137,859,227	$1,559,033,928	$182,870,431	$27,316,584	$521,698,541
Gross tax unrealized appreciation	16,828,768	344,122,448	26,628,898	5,579,183	24,585,292
Gross tax unrealized depreciation	(3,132,578)	(148,442,101)	(16,085,907)	(5,408,569)	(8,972,652)
Net tax unrealized appreciation (depreciation)	13,696,190	195,680,347	10,542,991	170,614	15,612,640
Undistributed ordinary income	—	7,296	—	—	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	7,296	—	—	—
Other accumulated gain (loss)	(2,451,676)	(316,558,104)	(28,552,923)	(13,563,596)	(95,576,531)
Distributable earnings/(accumulated deficit)	$11,244,514	$(120,870,461)	$(18,009,932)	$(13,392,982)	$(79,963,891)

	SILJ Investments	BATT Investments	IPAY Investments	NDIV Investments	IBUY Investments
Tax cost of investments	$917,122,139	$121,869,454	$348,740,870	$14,480,001	$211,178,681
Gross tax unrealized appreciation	301,627,943	10,576,382	49,237,391	1,164,714	34,467,210
Gross tax unrealized depreciation	(147,209,082)	(35,674,464)	(97,614,636)	(801,340)	(80,530,898)
Net tax unrealized appreciation (depreciation)	154,418,861	(25,098,082)	(48,377,245)	363,374	(46,063,688)
Undistributed ordinary income	42,547,096	1,725,243	2,433,538	—	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	42,547,096	1,725,243	2,433,538	—	—
Other accumulated gain (loss)	(408,101,073)	(97,242,003)	(292,582,204)	(396,487)	(377,675,699)
Distributable earnings/(accumulated deficit)	$(211,135,116)	$(120,614,842)	$(338,525,911)	$(33,113)	$(423,739,387)

	SOFR Investments	CNBS Investments	MVPS Investments	BLOK Investments	AWAY Investments
Tax cost of investments	$242,405,284	$88,295,156	$2,254,614	$914,321,731	$84,631,057
Gross tax unrealized appreciation	—	843,082	402,799	137,457,564	6,394,287
Gross tax unrealized depreciation	—	(70,368,368)	(435,039)	(281,875,972)	(25,447,175)
Net tax unrealized appreciation (depreciation)	—	(69,525,286)	(32,240)	(144,418,408)	(19,052,888)
Undistributed ordinary income	—	5,578,775	—	49,345,165	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	5,578,775	—	49,345,165	—
Other accumulated gain (loss)	—	(38,527,905)	(3,230,336)	(432,383,326)	(131,568,133)
Distributable earnings/(accumulated deficit)	$—	$(102,474,416)	$(3,262,576)	$(527,456,569)	$(150,621,021)

	MJUS Investments	GAMR Investments	THNR Investments
Tax cost of investments	$125,569,838	$40,137,672	$4,693,329
Gross tax unrealized appreciation	3,382,322	8,426,347	283,060
Gross tax unrealized depreciation	(13,904,061)	(8,348,711)	(186,183)
Net tax unrealized appreciation (depreciation)	(10,521,739)	77,636	96,877
Undistributed ordinary income	—	227,895	36,530
Undistributed long-term capital gain	—	—	—
Total accumulated gain	—	227,895	36,530
Other accumulated gain (loss)	(20,265,498)	(49,174,920)	(9)
Distributable earnings/(accumulated deficit)	$(30,787,237)	$(48,869,389)	$133,398

123

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
The difference between book and tax-basis cost is attributable to the deferral on wash sales, passive foreign investment companies, deferral on straddles and Swap mark-to-market, and partnership basis adjustments.
At September 30, 2024, the Funds deferred, on a tax basis, late year ordinary losses of:

Late Year Ordinary Loss Deferral
AIEQ	$—
MJ	—
SWAN	—
ISWN	—
QSWN	—
ITEQ	—
COWS	—
HCOW	167,146
DIVO	—
QDVO	—
IDVO	—
HACK	—
ETHO	—
IVES	10,177
YYY	—
SILJ	—
BATT	—
IPAY	—
NDIV	—
IBUY	63,677
SOFR	—
CNBS	—
MVPS	707
BLOK	—
AWAY	—
MJUS	—
GAMR	—
THNR	—

At September 30, 2024, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
AIEQ	$(35,595,252)	—	Unlimited
MJ	(427,572,131)	(1,356,363,690)	Unlimited
SWAN	(96,591,721)	(4,754,165)	Unlimited
ISWN	(10,890,946)	(1,083,615)	Unlimited
QSWN	(405,280)	—	Unlimited
ITEQ	(11,944,385)	(26,483,360)	Unlimited
COWS	—	—	Unlimited
HCOW	—	—	Unlimited
DIVO	—	—	Unlimited
QDVO	—	—	Unlimited
IDVO	(2,138,452)	(193,256)	Unlimited
HACK	(147,878,879)	(168,679,552)	Unlimited
ETHO	(9,800,189)	(18,752,734)	Unlimited

124

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)

	Short-Term	Long-Term	Expires
IVES	$(2,024,127)	(11,529,136)	Unlimited
YYY	(25,400,154)	(70,176,377)	Unlimited
SILJ	(151,371,386)	(256,729,687)	Unlimited
BATT	(35,492,200)	(61,755,501)	Unlimited
IPAY	(75,826,028)	(216,756,042)	Unlimited
NDIV	(338,274)	(58,198)	Unlimited
IBUY	(122,498,200)	(255,114,107)	Unlimited
SOFR	—	—	Unlimited
CNBS	(7,384,946)	(31,142,959)	Unlimited
MVPS	(1,694,399)	(1,535,230)	Unlimited
BLOK	(158,575,901)	(273,814,076)	Unlimited
AWAY	(58,115,078)	(73,453,222)	Unlimited
MJUS	(16,656,038)	(3,609,460)	Unlimited
GAMR	(17,716,441)	(31,458,389)	Unlimited
THNR	—	—	Unlimited

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to net operating losses, prior year return of capital true ups, and redemption in-kind transactions. For the year/period ended September 30, 2024 the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
AIEQ	$(4,178,360)	$4,178,360
MJ	(7,565,266)	7,565,266
SWAN	101	(101)
ISWN	86	(86)
QSWN	—	—
ITEQ	(3,917,456)	3,917,456
COWS	(1,534,462)	1,534,462
HCOW	(224,491)	224,491
DIVO	(22,240,582)	22,240,582
QDVO	—	—
IDVO	(1,143,174)	1,143,174
HACK	(180,231,495)	180,231,495
ETHO	(26,085,582)	26,085,582
IVES	(4,552,301)	4,552,301
YYY	(1,353,264)	1,353,264
SILJ	(1,258,882)	1,258,882
BATT	956,379	(956,379)
IPAY	(2,866,535)	2,866,535
NDIV	(850,921)	850,921
IBUY	(12,293,905)	12,293,905
SOFR	73,489	(73,489)
CNBS	2,241,329	(2,241,329)
MVPS	17,496	(17,496)
BLOK	(144,728,342)	144,728,342
AWAY	(5,506,109)	5,506,109
MJUS	15,859,089	(15,859,089)
GAMR	(1,222,002)	1,222,002
THNR	—	—

125

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
During the year/period ended September 30, 2024, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated deficit) to paid-in capital.

Year/Period Ended September 30, 2024
AIEQ	$4,178,360
MJ	(7,986,090)
SWAN	—
ISWN	—
QSWN	—
ITEQ	3,917,456
COWS	1,534,462
HCOW	224,491
DIVO	22,240,582
QDVO	—
IDVO	1,143,174
HACK	180,231,495
ETHO	26,128,537
IVES	4,567,458
YYY	1,353,264
SILJ	1,258,882
BATT	(956,379)
IPAY	2,866,535
NDIV	850,921
IBUY	12,490,381
SOFR	—
CNBS	(2,242,374)
MVPS	(17,601)
BLOK	144,728,342
AWAY	5,506,109
MJUS	(64,162)
GAMR	1,222,002
THNR	—

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
As a result of the Reorganization of the ETF Mangers Trust (the “Trust”) after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.
The audited reports by Withum Smith + Brown, PC on the financial statements of the Predecessor Fund as of and for the fiscal year ended September 30, 2023, did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
During the fiscal year ended September 30, 2023 and the subsequent interim period through January 26, 2024, (i) the Predecessor Fund did not (a) consult with Cohen & Company, Ltd. as to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements or (b) receive a written report or oral advice that Cohen & Company, Ltd. concluded was an important factor considered in reaching a decision as to such accounting, auditing, or financial reporting issue; and (ii)

126

Amplify ETF Trust
Notes to the Financial Statements
September 30, 2024(Continued)
the Predecessor Fund did not consult Cohen & Company, Ltd. on any matter that was either the subject of a “disagreement” (as that term is defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a “reportable event” (as that term is defined in Item 304(a)(1)(v) of Regulation S-K).
11. LITIGATION PROCEEDS
The Fund was reorganized on or about January 29, 2024 from the ETFMG Alternative Harvest ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, into Amplify ETF Trust. The Fund received a payment from the SEC resulting from an SEC Order (https://www.sec.gov/files/litigation/admin/2023/34-98034.pdf) (the “Fair Fund”) for certain affiliates of the Predecessor Fund to pay civil money penalties. Payments received from the Fair Fund were transferred to the Amplify Alternative Harvest ETF.
12. SUBSEQUENT EVENTS
The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment other than the below:
On October 3, 2024, IPAY changed its name to Amplify Digital Payments ETF.
On October 21, 2024, IVES changed its name to Amplify Bloomberg AI Value Chain ETF, its ticker to AIVC, and its investment objective to seek investment results that generally correlate (before fees and expenses) to the total return performance of the Bloomberg AI Value Chain Index. Additionally, IVES changed its management fee to an annual rate of 0.59% to average daily net assets.
Effective on or about January 28, 2025, HCOW will change its name to Amplify COWS Covered Call ETF and its investment objective to invest at least 80% of net assets (plus borrowings for investment purposes) in the securities (the “Equity Securities”) that comprise the Amplify Cash Flow Dividend Leaders ETF and written call options contracts that reference the Equity Securities.
Effective on or about January 28, 2025, CNBS will change its Sub-Adviser from Penserra & SAM to Tidal & SAM and will change its investment objective to invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of U.S. companies that derive 50% or more of their revenue from the cannabis and hemp ecosystem and in derivatives that have economic characteristics similar to such securities.
Effective on or about January 28, 2025, GAMR will change its name to Amplify Video Game Leaders ETF and its investment objective to seek investment results that generally correlate (before fees and expenses) to the total return performance of the VettaFi Video Game Leaders Index.

127

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Amplify ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, options written (as applicable), and total return swaps (as applicable), of Amplify ETF Trust comprising the funds listed below (the “Funds”) as of September 30, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Amplify High Income ETF	For the period from November 1, 2023 through September 30, 2024 and the year ended October 31, 2023	For the period from November 1, 2023 through September 30, 2024 and years ended October 31, 2023 and 2022	For the period ended November 1, 2023 through September 30, 2024, the years ended October 31, 2023, 2022, 2021, and 2020, and the period from January 1, 2019 through October 31, 2019
Amplify Online Retail ETF, Amplify CWP Enhanced Dividend Income ETF, Amplify Transformational Data Sharing ETF, and Amplify Lithium & Battery Technology ETF	For the period from November 1, 2023 through September 30, 2024 and the year ended October 31, 2023	For the period from November 1, 2023 through September 30, 2024 and years ended October 31, 2023 and 2022	For the period ended November 1, 2023 through September 30, 2024, the years ended October 31, 2023, 2022, 2021, 2020, and 2019
Amplify BlackSwan Growth & Treasury Core ETF	For the period from November 1, 2023 through September 30, 2024 and the year ended October 31, 2023	For the period from November 1, 2023 through September 30, 2024 and years ended October 31, 2023 and 2022
For the period ended November 1, 2023 through September 30, 2024, the years ended October 31, 2023, 2022, 2021, and 2020, and the period from November 5, 2018 (commencement of operations) through October 31, 2019

Amplify Seymour Cannabis ETF	For the period from November 1, 2023 through September 30, 2024 and the year ended October 31, 2023	For the period from November 1, 2023 through September 30, 2024 and years ended October 31, 2023 and 2022
For the period ended November 1, 2023 through September 30, 2024, the years ended October 31, 2023, 2022, 2021, and 2020, and the period from July 22, 2019 (commencement of operations) through October 31, 2019

128

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Amplify BlackSwan ISWN ETF	For the period from November 1, 2023 through September 30, 2024 and the year ended October 31, 2023	For the period from November 1, 2023 through September 30, 2024 and years ended October 31, 2023 and 2022	For the period ended November 1, 2023 through September 30, 2024, the years ended October 31, 2023 and 2022, and the period from January 25, 2021 (commencement of operations) through October 31, 2021
Amplify Thematic All-Stars ETF	For the period from November 1, 2023 through September 30, 2024 and the year ended October 31, 2023	For the period from November 1, 2023 through September 30, 2024 and years ended October 31, 2023 and 2022	For the period ended November 1, 2023 through September 30, 2024, the years ended October 31, 2023 and 2022, and the period from July 20, 2021 (commencement of operations) through October 31, 2021
Amplify BlackSwan Tech & Treasury ETF	For the period from November 1, 2023 through September 30, 2024 and the year ended October 31, 2023	For the period from November 1, 2023 through September 30, 2024, the year ended October 31, 2023, and the period from December 8, 2021 (commencement of operations) through October 31, 2022
Amplify Natural Resources Dividend Income ETF	For the period from November 1, 2023 through September 30, 2024 and the year ended October 31, 2023	For the period from November 1, 2023 through September 30, 2024, the year ended October 31, 2023, and the period from August 23, 2022 (commencement of operations) through October 31, 2022
Amplify CWP International Enhanced Dividend Income ETF (formerly known as Amplify International Enhanced Dividend Income ETF)	For the period from November 1, 2023 through September 30, 2024 and the year ended October 31, 2023	For the period from November 1, 2023 through September 30, 2024, the year ended October 31, 2023, and the period from September 7, 2022 (commencement of operations) through October 31, 2022
Amplify Cash Flow Dividend Leaders ETF	For the period from November 1, 2023 through September 30, 2024 and the period from September 12, 2023 (commencement of operations) through October 31, 2023
Amplify Cash Flow High Income ETF	For the period from November 1, 2023 through September 30, 2024 and the period from September 19, 2023 (commencement of operations) through October 31, 2023
Amplify Samsung SOFR ETF	For the period from November 14, 2023 (commencement of operations) through September 30, 2024
Amplify Weight Loss Drug & Treatment ETF	For the period from May 20, 2024 (commencement of operations) through September 30, 2024

129

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Amplify CWP Growth & Income ETF	For the period from August 21, 2024 (commencement of operations) through September 30, 2024
Amplify Junior Silver Miners ETF	For the year ended September 30, 2024*
Amplify Cybersecurity ETF	For the year ended September 30, 2024*
Amplify Mobile Payments ETF	For the year ended September 30, 2024*
Amplify BlueStar Israel Technology ETF	For the year ended September 30, 2024*
Amplify Etho Climate Leadership U.S. ETF	For the year ended September 30, 2024*
Amplify Alternative Harvest ETF	For the year ended September 30, 2024*
Amplify Global Cloud Technology ETF	For the year ended September 30, 2024*
Amplify Video Game Tech ETF	For the year ended September 30, 2024*
Amplify AI Powered Equity ETF	For the year ended September 30, 2024*
Amplify Travel Tech ETF	For the year ended September 30, 2024*
Amplify U.S. Alternative Harvest ETF	For the year ended September 30, 2024*

*
The Funds’ financial statements and financial highlights for the periods or years ended September 30, 2023, and prior, were audited by other auditors whose report dated November 29, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2015. We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 27, 2024

130

Amplify ETF Trust
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
(Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENTS
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on
(i) May 14, 2024, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify ETF Fund noted below and:
(a) the Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (“Penserra”) on behalf of the Amplify ETF Funds noted below:
AMPLIFY WEIGHT LOSS DRUG & TREATMENT ETF (“THNR”)
(b) the Investment Sub-Advisory Agreements between (1) the Adviser and Penserra and (2) the Adviser and Capital Wealth Planning LLC (“CWP”) on behalf of the Amplify ETF Fund noted below:
AMPLIFY CWP GROWTH & INCOME ETF (“QDVO”)
(c) the Investment Sub-Advisory Agreement between the Adviser and Tidal Investments LLC, which was formerly known as Toroso Investments LLC (“Tidal”) on behalf of the Amplify ETF Funds noted below:
AMPLIFY THEMATIC ALL-STARS ETF (“MVPS”)
AMPLIFY NATURAL RESOURCES DIVIDEND ETF (“NDIV”)
(d) the Investment Sub-Advisory Agreements between (1) the Adviser and Penserra; (2) the Adviser and CWP; and the Adviser and Seymour Asset Management LLC (“SAM”) on behalf of the Amplify ETF Fund noted below:
AMPLIFY CWP INTERNATIONAL ENHANCED DIVIDEND INCOME ETF (“IDVO”)
(ii) August 13, 2024, the Board considered the approval of, and approved, the Investment Management Agreement between the Trust and the Adviser and:
(a) the Investment Sub-Advisory Agreement between the Adviser and Penserra on behalf of the Amplify ETF Funds noted below:
AMPLIFY ONLINE RETAIL ETF (“IBUY”)
AMPLIFY HIGH INCOME ETF (“YYY”)
(b) the Investment Sub-Advisory Agreement between (1) the Adviser and Tidal and (2) the Adviser and Cerity Partners, LLC (“Cerity”) on behalf of the Amplify ETF Fund noted below:
AMPLIFY BLACKSWAN GROWTH & TREASURY CORE ETF (“SWAN”)
AMPLIFY BLACKSWAN ISWN ETF ("ISWN”)
AMPLIFY BLACKSWAN TECH & TREASURY ETF ("QSWN”)
Each of the dates referenced above (May 14, 2024 and August 13, 2024) will be hereinafter referred to as the “Approval Meeting” with respect to the ETF Funds approved on such date.
With respect to THNR, IBUY and YYY, the term “Sub-Adviser” shall mean Penserra. With respect to MVPS and NDIV, the term “Sub-Adviser” shall mean Tidal. With respect to QDVO, the term “Sub-Adviser” shall mean both Penserra and CWP. With respect to SWAN, ISWN and QSWN, the term “Sub-Adviser” shall mean both Tidal and Cerity. With respect to IDVO, the term “Sub-Adviser” shall mean, collectively, Penserra, CWP and SAM.
The Adviser and the Sub-Adviser for THNR and QDVO were originally approved by the Board, and separately by its Independent Trustees, at a meeting held on May 14, 2024 for an initial two-year term.
The Adviser and the Sub-Adviser for MVPS was originally approved by the Board, and separately by its Independent Trustees at a meeting held on June 8, 2021 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for ISWN was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about June 13, 2023 and May 14, 2024.

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Amplify ETF Trust
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
(Unaudited)(Continued)
The Adviser and the Sub-Adviser for NDIV and IDVO were originally approved by the Board, and separately by its Independent Trustees, at a meeting held on June 7, 2022 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for NDIV and IDVO were approved by the Board, and separately by its Independent Trustees, for an additional one year term at meetings held on May 14, 2024.
The Adviser and the Sub-Adviser for IBUY was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about November 7, 2015 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for IBUY was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about September 12, 2017, September 18, 2018, September 17, 2019, September 15, 2020, September 14, 2021, September 13, 2022, September 12, 2023 and August 13, 2024.
The Adviser and the Sub-Adviser for YYY was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about December 11, 2018 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for YYY was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on September 15, 2020, September 14, 2021, September 13, 2022, September 12, 2023 and August 13, 2024.
The Adviser and the Sub-Adviser for SWAN was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about September 18, 2018 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for SWAN was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on October 14, 2018, September 15, 2020, September 14, 2021, September 13, 2022, September 12, 2023 and August 13, 2024.
The Adviser and the Sub-Adviser for ISWN was originally approved by the Board, and separately by its Independent Trustees at a meeting held on December 8, 2020 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for ISWN was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on March 15, 2023, September 12, 2023 and August 13, 2024.
The Adviser and the Sub-Adviser for QSWN was originally approved by the Board, and separately by its Independent Trustees at a meeting held on September 14, 2021 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for ISWN was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about March 15, 2023, September 12, 2023 and August 13, 2024.
Each of the meetings referenced above are hereinafter referred to as the “Review Meetings” for the applicable ETF Fund.
At each of the Review Meetings, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) requested and reviewed a wide variety of information from the Adviser and the Sub-Adviser. Prior to the Review Meetings, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser and (iii) the existence, or anticipated existence, of economies of scale. After review of the written materials and discussion during the Review Meeting, the Board, including the Independent Trustees in a separate vote, approved the initial two year term for the Adviser and the respective Sub-Adviser for each of the Amplify ETF Funds listed for an additional one year term.
At each of the Approval Meetings, the Board, including the Independent Trustees met to discuss and review the Agreements with respect to each of the Amplify ETF Funds listed herein. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Prior to the Approval Meetings, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. At the Approval Meeting,

132

Amplify ETF Trust
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
(Unaudited)(Continued)
representatives from the Adviser and the Sub-Adviser, along with other service providers of the applicable Amplify ETF Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching each of the Amplify ETF Fund listed herein, the relevant Amplify ETF Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision. Thereafter, the Board, including the Independent Trustees in a separate vote, approved the following Amplify ETF Fund products: THNR, QDVO, MVPS, NDIV, IDVO, YYY, IBUY, SWAN, ISWN and QSWN; the retention of the Adviser and each of the Sub-Adviser and their respective Agreements, for an additional one year term.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the relevant Amplify ETF Fund and the portfolio manager responsible for investing the portfolio of the relevant Amplify ETF Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.
Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the relevant Amplify ETF Fund listed herein under the respective Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the relevant Amplify ETF Fund’s proposed investment management fee as set forth in the following chart:

THNR	AMPLIFY WEIGHT LOSS DRUG & TREATMENT ETF (“THNR”)	0.59
QDVO	AMPLIFY CWP GROWTH & INCOME ETF (“QDVO”)	0.55
MVPS	AMPLIFY THEMATIC ALL STARS ETF (“MVPS”)	0.49
NDIV	AMPLIFY NATURAL RESOURCE DIVIDEND ETF (“NDIV”)	0.59
IDVO	AMPLIFY INTERNATIONAL ENHANCED DIVIDEND INCOME ETF (“IDVO”)	0.65
IBUY	AMPLIFY ONLINE RETAIL ETF (“IBUY”)	0.65
YYY	AMPLIFY YIELDSHARES HIGH INCOME ETF (“YYY”)	0.50
SWAN	AMPLIFY BLACKSWAN GROWTH & TREASURY CORE ETF (“SWAN”)	0.49
ISWN	AMPLIFY INTERNATIONAL BLACKSWAN CORE ETF ("ISWN”)	0.49
QSWN	AMPLIFY BLACKSWAN TECH & TREASURY ETF ("QSWN”)	0.49

The proposed investment management fee was compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed the relevant Amplify ETF Fund to the Board's satisfaction over the course of the previous years. The Trustees noted that the proposed annual investment management fee to be charged to the relevant Amplify ETF Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the relevant Amplify ETF Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the relevant Amplify ETF Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and relevant Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and the Sub-Adviser with respect to the relevant Amplify ETF Fund appeared to be reasonable.

133

Amplify ETF Trust
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
(Unaudited)(Continued)
Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the relevant Amplify ETF Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the relevant Amplify ETF Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the relevant Amplify ETF Fund. The Trustees considered whether the proposed advisory fee rate for the relevant Amplify ETF Fund is reasonable in relation to the projected asset size of the relevant Amplify ETF Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.
The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the relevant Amplify ETF Fund, and had noted that it will not, initially, have any soft dollar arrangements.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the relevant Amplify ETF Fund listed herein.

134

Amplify ETF Trust
Additional Information
September 30, 2024
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year/period ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.5%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AIEQ	56.25%	YYY	13.52%
MJ	3.79%	SILJ	6.96%
SWAN	0.00%	BATT	53.68%
ISWN	0.00%	IPAY	96.06%
QSWN	0.00%	NDIV	100.00%
ITEQ	0.00%	IBUY	0.00%
COWS	85.30%	SOFR	0.00%
HCOW	97.91%	CNBS	0.00%
DIVO	46.46%	MVPS	0.00%
QDVO	20.99%	BLOK	36.49%
IDVO	100.00%	AWAY	100.00%
HACK	100.00%	MJUS	0.00%
ETHO	100.00%	GAMR	92.58%
IVES	100.00%	THNR	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended September 30, 2024 was as follows:

AIEQ	56.01%	YYY	3.64%
MJ	1.74%	SILJ	0.46%
SWAN	0.00%	BATT	0.81%
ISWN	0.00%	IPAY	94.94%
QSWN	0.00%	NDIV	38.16%
ITEQ	0.00%	IBUY	0.00%
COWS	86.65%	SOFR	0.00%
HCOW	97.91%	CNBS	0.00%
DIVO	46.51%	MVPS	0.00%
QDVO	20.16%	BLOK	21.00%
IDVO	3.19%	AWAY	9.68%
HACK	100.00%	MJUS	0.00%
ETHO	100.00%	GAMR	42.14%
IVES	100.00%	THNR	0.00%

Short Term Capital Gains
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

AIEQ	0.00%	YYY	0.00%
MJ	0.00%	SILJ	0.00%
SWAN	0.00%	BATT	0.00%
ISWN	0.00%	IPAY	0.00%
QSWN	0.00%	NDIV	0.00%
ITEQ	0.00%	IBUY	0.00%

135

Amplify ETF Trust
Additional Information
September 30, 2024(Continued)

COWS	0.00%	SOFR	0.00%
HCOW	44.60%	CNBS	0.00%
DIVO	52.75%	MVPS	0.00%
QDVO	84.93%	BLOK	0.00%
IDVO	0.00%	AWAY	0.00%
HACK	0.00%	MJUS	0.00%
ETHO	0.00%	GAMR	0.00%
IVES	0.00%	THNR	0.00%

Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the year/period ended September 30, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
ITEQ	$60,797	$0.2250	91.91%
IDVO	197,360	0.7109	97.16%
IVES	10,842	0.2701	85.01%
SILJ	609,482	0.0557	94.52%
BATT	76,032	0.1563	97.85%
AWAY	26,883	0.2725	100.00%
GAMR	41,597	0.5009	81.45%
THNR	984	0.0547	59.75%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.
Principal Risks
AGRICULTURE COMPANIES RISK (NDIV)
Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund’s investments. Agricultural and livestock production, profitability and trade flows are significantly affected by government policies and regulations. In addition, companies in the agriculture sector must comply with a broad range of environmental laws and regulations.
BITCOIN RISK (BLOK)
Bitcoin is a relatively new financial innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the network involved in maintaining the ledger of bitcoin ownership and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact bitcoin trading venues. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and

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market manipulation than when investing in more traditional asset classes. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund. Even when held indirectly, investment vehicles may be affected by the high volatility associated with cryptocurrency exposure. Holding a privately offered investment vehicle in its portfolio may cause the Fund to trade at a premium or discount to NAV.
BIOTECHNOLOGY COMPANIES RISK (CNBS, MJ, and MJUS)
A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and non-U.S. regulatory authorities.
BLOCKCHAIN INVESTMENTS RISK (BLOK)
An investment in companies actively engaged in blockchain technology may be subject to risks associated with this relative new technology, including, but not limited to theft, loss or destruction, cyber security incidents, developmental risk intellectual property claims, lack of liquid markets, and possible manipulation of blockchain-based assets, uncertain regulatory environment, third party product defects or vulnerabilities and reliance on the Internet.
CANNABIS INDUSTRY RISK (CNBS, MJ, and MJUS)
Companies involved in the cannabis industry face competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under U.S. federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.
CHEMICALS INDUSTRY RISK (NDIV)
The chemicals industry includes companies that manufacture and produce industrial and basic chemicals (e.g., plastics, synthetic fibers and films), fertilizers, pesticides and other agricultural chemicals, industrial gases, specialty chemicals (e.g., advanced polymers and adhesives) and other diversified chemicals. The prices of securities of companies in the chemicals industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, companies in the chemicals industry may be subject to risks associated with the production, handling and disposal of hazardous chemicals Legislative or regulatory changes and increased government supervisions may also affect companies in the chemicals industry.
CHINA RISK (BATT)
China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China’s economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other emerging economies. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the value of the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future, which could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.

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CLOUD TECHNOLOGY COMPANY RISK (IVES)
Cloud Technology Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. In addition, many Cloud Technology Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Technology Companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud computing companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Technology Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Cloud Technology Companies may be concentrated in a particular country, region or industry.
COMMUNICATION SERVICES SECTOR RISK (QSWN)
Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies may also be particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally.
CONCENTRATION RISK (AIEQ, COWS, YYY, IBUY, IPAY, ITEQ, IVES, SILJ, MJ, MVPS, and THNR)
To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.
CONSUMER DISCRETIONARY COMPANIES RISK (COWS)
Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.
CONSUMER SERVICES SECTOR RISK (QSWN)
Companies in the consumer services sector may be adversely affected by, among other things, changes in industry competition, consumers’ disposable income and consumer preference. Companies in the consumer services industry are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.
CONSUMER STAPLES SECTOR RISK (DIVO, IBUY, MJ, and MJUS)
Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. Such products include food, beverages, household items and tobacco. Consumer staples companies may be affected by the regulation of various product components and production methods, new laws, regulations or litigation, marketing campaigns, competitive pricing and other factors affecting consumer demand. Changes in the worldwide economy, demographics, consumer preferences and/or spending, exploration and production spending may adversely affect these companies, as well as natural and man-made disasters, political, social or labor unrest, world events and economic conditions.

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COUNTERPARTY RISK (BLOK, CNBS, COWS, DIVO, HCOW, SOFR, MJUS, QDVO, and QSWN)
Counterparty risk is the risk an issuer, guarantor or counterparty of a security held by the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. A counterparty’s inability to fulfill its obligation may result in financial losses to the Fund, which could be significant. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery.
COVERED CALL RISK (DIVO, IDVO and QDVO)
Covered call option strategy risk is the risk that the Fund will forgo, during the option contract’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss of the underlying security should the price of the underlying security decline. In addition, as the Fund sells (writes) covered call option contracts over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option contract has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot affect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
CYBER SECURITY RISK
The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.
DERIVATIVES RISK (BATT, BLOK, CNBS, COWS, HCOW, QSWN, SOFR, and SWAN)
The use of derivative instruments, such as options contracts, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund’s portfolio manager uses derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than to hedge (or offset) the risk of a position or security held by the Fund. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. The Fund enters into option contracts pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Rule 18f-4 requires a Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon a Fund’s level of exposure to derivative instruments. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact its implementation of its investment strategies.
DEPOSITARY RECEIPTS RISK (CNBS, DIVO, IBUY, MVPS, NDIV, and THNR)
Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying non-U.S. securities. Certain countries may limit the ability to convert depositary into the underlying non-U.S. securities and vice versa, which may cause the securities of the non-U.S. company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of

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an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
EMRGING MARKETS RISK (AWAY, BATT, CNBS, GAMR, HACK, IBUY, IDVO IPAY, IVES, NDIV, MVPS, and SILJ)
The Fund may invest in companies located in emerging market countries. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment.
ENERGY SECTOR RISK (COWS, DIVO, IDVO, and NDIV)
The success of companies in the energy sector may be cyclical and highly dependent on energy prices. The market value of securities issued by energy companies may decline for many reasons, including, but not limited to, changes in the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, exchange rates, interest rates, economic conditions, tax treatment, energy conservation efforts, increased competition and technological advances. Energy companies may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of energy companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of energy companies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters.
EQUITY SECURITIES RISK (CNBS, COWS, DIVO, HCOW, IBUY, IDVO NDIV, QDVO, and THNR)
The value of the Shares will fluctuate with changes in the value of the equity securities in which the Fund invests. Prices of equity securities fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.
FINANCIAL COMPANIES RISK (BLOK, COWS, DIVO, and IDVO)
Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.
FOREIGN INVESTMENT RISK
Securities issued by Non-U.S.  companies present risks beyond those of securities of U.S.  issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.

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FUND OF FUNDS RISK (YYY)
Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.
FUTURES CONTRACT RISK (BLOK)
Risks of futures contracts include: (i)  an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.
GROWTH STOCKS RISK (QDVO)
Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividend payments that can help cushion its share price during declining markets. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
HEALTH CARE COMPANIES RISK (CNBS, MJ, and MJUS)
Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
INFLATION RISK
Inflation risk is the risk that the value of the Fund’s assets or income from investments held by the Fund will be less in the future since inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.
INFORMATION TECHNOLOGY COMPANIES RISK (IBUY, BLOK, MVPS, and QSWN)
Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product

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lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
INTERNET COMPANIES RISK (BLOK, and IBUY)
Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.
INTEREST RATE RISK (QSWN, and SWAN)
Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
ISRAELI COMPANIES RISK (ITEQ)
Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund. Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment. Israel’s relations with the Palestinian Authority and certain neighboring countries such as Lebanon, Syria and Iran, among others, have at times been strained due to territorial disputes, historical animosities or security concerns, which may cause uncertainty in the Israeli markets and adversely affect the overall economy. In addition, U.S.-designated terrorist groups such as Hezbollah and Hamas operate in close proximity to Israel’s borders, and has resulted in armed conflicts that have a material negative impact on the country and has caused volatility for its economy. Furthermore, Israel’s economy is heavily dependent on trade relationships with key counterparties around the world, specifically the United States and European Union countries.
LARGE CAPITALIZATION COMPANIES RISK (DIVO, HCOW, IBUY NDIV, and QDVO)
Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
LEVERAGE RISK (YYY)
Leverage may result from ordinary borrowings or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.
MARKET EVENTS RISK
Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and foreign capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit

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markets particularly affected, and it is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.
In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s Shares and result in increased market volatility. During any such events, a Fund’s Shares may trade at increased premiums or discounts to their NAV.
Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests and negatively impact a Fund’s investment return.
MARKET PRICE DISCOUNT FROM/PREMIUM TO NET ASSET VALUE RISK (YYY)
The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.
MASTER LIMITED PARTNERSHIPS RISK (NDIV)
Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.
MATERIALS SECTOR RISK (BATT, and NDIV)
Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
METALS AND MINING COMPANIES RISK (BATT, NDIV, and SILJ)
Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of

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investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.
MID-CAPITALIZATION RISK (ISWN, and QSWN)
Mid-capitalization companies may be less stable and more susceptible to adverse developments in comparison to large-capitalization companies. Additionally, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.
MINERAL AND RARE EARTH METAL MINING RISK (BATT)
The Fund is subject to certain risks associated with companies involved in mining. Competitive pressures may have a significant effect on the financial condition of such companies. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. Mining companies are highly dependent on the price of the underlying metal or element. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. In particular, a drop in the price of green metals would particularly adversely affect the profitability of small- and medium-capitalization mining companies and their ability to secure financing. Furthermore, companies that are only in the exploration stage are typically unable to adopt specific strategies for controlling the impact of such price changes. A significant amount of the companies may be early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce these metals. Exploration and development involves significant financial risks over a significant period of time which even a combination of careful evaluation, experience and knowledge may not eliminate.
MOBILE PAYMENT COMPANIES RISK (IPAY)
Mobile payment companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile payment companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies.
NATURAL RESOURCES AND COMMODITY-RELATED INDUSTRIES (NDIV)
These industries can be significantly affected by (and often rapidly affected by) changes in the supply of, or demand for, various natural resources and commodities. Investments in natural resources companies, which include companies engaged in energy (oil, gas & consumable fuels), chemicals, agriculture, precious and industrial metals and mining, paper products, and timber can be significantly affected by events relating to these industries, including international political and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply and demand for natural resources and other factors. The Fund’s investments may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of other operating companies. Companies engaged in the industries listed above may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Changes in general

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economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s investments.
NON-CANNABIS RELATED BUSINESS RISK (CNBS, MJ, and MJUS)
Many of the companies in the Index are engaged in other lines of business unrelated to the activities identified in the principal investment strategies, above, and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. There can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.
OIL AND GAS INDUSTRY RISK (NDIV)
Investments in the oil and gas industry can be significantly affected by worldwide energy prices, exploration costs and production spending. Oil and gas companies may be adversely affected by natural disasters or other catastrophes; changes in exchange rates, interest rates or economic conditions; technological developments, prices for competitive energy services and increased competition. Other risks may include changes in the actual or perceived availability of oil deposits; imposition of import controls, changes in tax treatment, or government regulation or government intervention; negative public perception; or unfavorable events in the regions where companies operate. Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Companies that own or operate gas pipelines are subject to certain risks, including pipeline and equipment leaks and ruptures, explosions, fires, unscheduled downtime, transportation interruptions, discharges or releases of toxic or hazardous gases and other environmental risks. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation.
ONLINE RETAIL RISK (IBUY)
Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.
OPTIONS CONTRACTS RISK (DIVO, IDVO, QDVO, ISWN, QSWN, and SWAN)
The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset of the option contract, and there may at times not be a liquid secondary market for certain option contracts.
PHARMACEUTICAL COMPANIES RISK (CNBS, MJ, and MJUS)
Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection of intense competition.

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Additional Information
September 30, 2024(Continued)
POOLED INVESTMENT VEHICLE RISK (BLOK)
The Fund may invest in commodity-linked instruments, including ETFs and shares of other pooled investment vehicles. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying pooled investment vehicle. Pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in those commodities. The price and movement of a pooled investment vehicle designed to track an index may not track the index and may result in a loss. Certain pooled investment vehicles traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. Certain pooled investment vehicles may also not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk.
REIT RISK (AIEQ, and CNBS)
Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the 1940 Act.
RISKS ASSOCIATED WITH INVESTMENTS IN SPACS (AIEQ)
Unless and until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.
RISKS ASSOCIATED WITH SPAC-DERIVED COMPANIES (AIEQ)
SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with a potential business combination with a SPAC prior to investment by the Fund. The price of stocks invested in by the Fund may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.
RUSSIAN AND UKRAINE SECURITIES RISK
The continued hostilities between the two countries may still result in more widespread conflict and could have a severe adverse effect on the region and the markets. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have additional significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events.

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Additional Information
September 30, 2024(Continued)
SILVER EXPLORATION AND PRODUCTION INDUSTRY CONCENTRATION RISK (SILJ)
The profitability of companies in the Silver Exploration & Production sub-industry is related to, among other things, the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. Companies in the sub-industry may be adversely affected by economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property, repatriation of capital, military coups, social unrest). The price of the equity securities of silver mining companies and silver may not always be closely correlated. Investing in a silver company involves certain risks unrelated to an investment in silver as a commodity, including production costs, operational and managerial risk, and the possibility that the company will take measures to hedge or minimize its exposure to the volatility of the market price of silver.
SMALLER COMPANIES RISK (COWS, CNBS, IPAY, ITEQ, IVES, MJ, MJUS, MVPS, NDIV, and SILJ)
Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also are often traded in the over-the-counter market and tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.
TECHNOLOGY COMPANIES RISK (AWAY, GAMR, HACK, IPAY, ITEQ, and IVES)
Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
TIMBER COMPANIES RISK (NDIV)
Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind-storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.
U.S. TREASURY SECURITIES RISK (ISWN, QSWN, and SWAN)
U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury securities to decline.
VIDEO GAMING COMPANIES RISK (GAMR)
Video gaming companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Such factors may adversely affect the profitability and value of Video gaming companies.

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Supplemental Information
September 30, 2024 (Unaudited)
DISTRIBUTION OF PREMIUMS AND DISCOUNTS
NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.
INFORMATION ABOUT THE TRUSTEES
The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.
DELIVERY OF SHAREHOLDER DOCUMENTS – HOUSEHOLDING
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

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Privacy Policy
September 30, 2024 (Unaudited)
AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY
Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments LLC, and Amplify Development, LLC. We are committed to:
(a)	protecting the personal information, you provide to us;
(b)	telling you how we use the information we gather about you; and
(c)	ensuring that you know why we intend to disclose your personal information.
CHANGES TO THIS PRIVACY POLICY
This Privacy Policy is dated January 1, 2020. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.
INFORMATION COLLECTION AND USE
Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.
Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.
Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.
Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.
Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.
Email and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.
Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners.

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Privacy Policy
September 30, 2024 (Unaudited)(Continued)
Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.
Use of Website Analytics
We currently use third party analytics tools to gather information for purposes of improving Amplify’s website and marketing our products and services to you. These tools employ cookies.
What are Cookies?
Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.
Why Do We Use Cookies?
Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.
If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.
In broad terms, we use cookies on our Websites for the following purposes:
•
Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

•
Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

•
Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

To find out how to opt-out of these services please:
— Call us: 1-855-267-3837
— Email us: info@amplifyetfs.com
•
Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

•
Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

Further Information About Cookies
If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.

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September 30, 2024 (Unaudited)(Continued)
Third Party Websites
Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.
SECURITY
Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.
CONTACT US
We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

151

Investment Adviser:
Amplify Investments LLC
3333 Warrenville Road, Suite 350
Lisle, IL 60532
Investment Sub-Advisers:

Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Capital Wealth Planning 1016 Collier Center Way Naples, FL 34110
Tidal Investments, LLC 234 W. Florida St., Suite 203 Milwaukee, WI 53204	Cerity Partners LLC 335 Madison Avenue, 23rd Floor New York, NY 10017
Seymour Asset Management LLC 1 Old Point Road Quogue, New York 11959	Kelly Strategic Management, LLC 7887 East Belleview Avenue, Suite 1100 Denver, CO 80111

Samsung Asset Management (New York), Inc.
152 West 57th Street
New York, New York 10019
Legal Counsel:
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator:
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
Transfer Agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian:
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Not Applicable

(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)*	/s/ Christian Magoon
Christian Magoon,
President and Chief Executive Officer

Date	12/26/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christian Magoon
Christian Magoon,
President and Chief Executive Officer

Date	12/26/2024

By (Signature and Title)*	/s/ Bradley H. Bailey
Bradley H. Bailey,
Chief Financial Officer

Date	12/26/2024

* Print the name and title of each signing officer under his or her signature.